UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03599

Name of Fund: The Royce Fund
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2007

Date of reporting period: 3/31/2007

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
PENNSYLVANIA MUTUAL FUND
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 94.5%
	SHARES	VALUE
Consumer Products - 7.5%
Apparel and Shoes - 2.2%
Kenneth Cole Productions Cl. A	378,150	$9,707,111
Columbia Sportswear	196,400	12,237,684
Cutter & Buck [b]	1,053,100	12,479,235
K-Swiss Cl. A	1,040,100	28,103,502
Liz Claiborne	1,100	47,135
Shoe Pavilion [a]	120,000	744,000
Stride Rite	900,800	13,863,312
Timberland Company Cl. A [a]	69,300	1,803,879
True Religion Apparel [a,c]	76,200	1,237,488
Warnaco Group (The) [a]	32,100	911,640
Weyco Group [b]	590,500	15,341,190
Wolverine World Wide	83,600	2,388,452

		98,864,628

Collectibles - 0.1%
Russ Berrie & Company [a]	367,700	5,184,570

Food/Beverage/Tobacco - 0.2%
International Flavors & Fragrances	100,000	4,722,000
J.M. Smucker Company (The)	40,300	2,148,796

		6,870,796

Home Furnishing and Appliances - 1.8%
American Woodmark	478,778	17,599,879
Ethan Allen Interiors	852,000	30,109,680
Furniture Brands International	545,000	8,600,100
Natuzzi ADR [a]	1,057,700	8,641,409
Select Comfort [a]	22,200	395,160
Stanley Furniture [b]	780,324	16,230,739

		81,576,967

Publishing - 0.4%
Journal Communications Cl. A	52,500	688,275
Scholastic Corporation [a]	591,600	18,398,760

		19,087,035

Sports and Recreation - 1.6%
Arctic Cat	5,900	114,991
Callaway Golf	352,400	5,553,824
Monaco Coach	751,800	11,976,174
Polaris Industries	163,300	7,835,134
Thor Industries	649,300	25,575,927
Winnebago Industries	532,500	17,907,975

		68,964,025

Other Consumer Products - 1.2%
Burnham Holdings Cl. A	117,964	1,940,508
Fossil [a]	395,500	10,468,885
LoJack Corporation [a]	43,700	829,426
Matthews International Cl. A	38,700	1,575,090
RC2 Corporation [a]	776,800	31,374,952
Sonic Solutions [a]	365,100	5,147,910

		51,336,771

Total		331,884,792

Consumer Services - 9.1%
Direct Marketing - 0.5%
Nu Skin Enterprises Cl. A	1,239,200	20,471,584

Leisure and Entertainment - 0.6%
Carmike Cinemas [c]	76,100	1,765,520
Dover Downs Gaming & Entertainment	64,683	833,117
International Speedway Cl. A	209,300	10,820,810
Multimedia Games [a,c]	908,900	10,815,910
Steiner Leisure [a]	48,900	2,199,522

		26,434,879

Media and Broadcasting - 0.4%
Westwood One	2,602,100	17,876,427

Restaurants and Lodgings - 1.2%
Applebee’s International	288,300	7,144,074
Bob Evans Farms	79,194	2,926,218
CBRL Group	175,451	8,123,381
CEC Entertainment [a]	526,500	21,870,810
Cosi [a,c]	208,600	1,163,988
IHOP Corporation	45,900	2,692,035
Ruby Tuesday	386,600	11,056,760

		54,977,266

Retail Stores - 5.0%
America’s Car-Mart [a]	465,100	6,213,736
AnnTaylor Stores [a]	196,400	7,616,392
BJ’s Wholesale Club [a]	232,200	7,855,326
Buckle (The)	987,550	35,255,535
CarMax [a]	350,000	8,589,000
Cato Corporation Cl. A	1,272,950	29,774,300
Charming Shoppes [a]	983,100	12,731,145
Children’s Place Retail Stores [a]	15,400	858,704
Claire’s Stores	512,800	16,471,136
Deb Shops	451,341	12,222,314
Dollar Tree Stores [a]	198,200	7,579,168
Dress Barn (The) [a]	21,722	452,035
Finish Line (The) Cl. A	1,167,200	14,706,720
The Men’s Wearhouse	186,300	8,765,415
Pacific Sunwear of California [a]	42,100	876,943
Pep Boys- Manny, Moe & Jack	220,900	4,216,981
Pier 1 Imports	1,151,200	7,954,792
Talbots	223,450	5,277,889
Tiffany & Co.	500,000	22,740,000
Tuesday Morning	525,700	7,801,388
Weis Markets	105,900	4,733,730

		222,692,649

Other Consumer Services - 1.4%
Capella Education [a]	800	26,832
Collectors Universe	54,187	759,160
Corinthian Colleges [a]	499,200	6,864,000
ITT Educational Services [a]	41,000	3,341,090
Jackson Hewitt Tax Service	74,500	2,397,410
Lincoln Educational Services [a]	72,863	1,035,383
MoneyGram International	418,800	11,625,888
Premier Exhibitions [a,c]	33,000	391,050
Sotheby’s	207,000	9,207,360
Strayer Education	10,500	1,312,500
Universal Technical Institute [a]	1,020,700	23,557,756

		60,518,429

Total		402,971,234

Financial Intermediaries - 6.9%
Banking - 0.8%
BOK Financial	322,300	15,963,519
Boston Private Financial Holdings	642,300	17,933,016
NexCen Brands [a]	142,500	1,413,600
Nexity Financial [a]	76,199	891,528

		36,201,663

Insurance - 3.1%
Alleghany Corporation [a]	60,500	22,602,905
AmCOMP [a]	307,100	2,966,586
Amerisafe [a]	49,300	929,305
Argonaut Group [a]	181,000	5,857,160
Aspen Insurance Holdings	210,000	5,504,100
Assured Guaranty	674,100	18,416,412
Baldwin & Lyons Cl. B	306,000	7,787,700
CNA Surety [a]	115,800	2,443,380
Commerce Group	37,900	1,138,516
Erie Indemnity Cl. A	261,000	13,772,970
Horace Mann Educators	45,800	941,190
ProAssurance Corporation [a]	373,454	19,102,172
RLI	75,331	4,137,932
RenaissanceRe Holdings	36,500	1,830,110
Security Capital Assurance	365,800	10,326,534
Transatlantic Holdings	12,900	840,048
Wesco Financial	19,230	8,845,800
Zenith National Insurance	176,350	8,336,064

		135,778,884

Real Estate Investment Trusts - 0.7%
Capital Trust Cl. A	219,400	9,998,058
KKR Financial	721,300	19,785,259

		29,783,317

Securities Brokers - 1.3%
Greenhill & Co.	10,000	613,900
International Assets Holding [a,c]	70,700	1,974,651
Investment Technology Group [a]	200,000	7,840,000
Jefferies Group	381,000	11,029,950
Knight Capital Group Cl. A [a]	1,979,600	31,356,864
Piper Jaffray [a]	93,800	5,809,972

		58,625,337

Other Financial Intermediaries - 1.0%
Fortress America Acquisition [a,c]	119,800	672,078
International Securities Exchange Holdings Cl. A	175,000	8,540,000
MarketAxess Holdings [a]	281,600	4,713,984
TSX Group	654,100	27,903,356

		41,829,418

Total		302,218,619

Financial Services - 6.7%
Information and Processing - 1.7%
eFunds Corporation [a]	942,700	25,132,382
Interactive Data	258,800	6,405,300
Morningstar [a]	248,700	12,842,868
SEI Investments	482,900	29,085,067

		73,465,617

Insurance Brokers - 1.0%
Gallagher (Arthur J.) & Co.	668,900	18,949,937
Health Benefits Direct [a,c]	218,200	610,960
Hilb Rogal & Hobbs	549,400	26,948,070

		46,508,967

Investment Management - 3.9%
AGF Management Cl. B	820,100	24,400,550
Affiliated Managers Group [a,c]	212,600	23,035,210
AllianceBernstein Holding L.P.	865,400	76,587,900
Federated Investors Cl. B	597,800	21,951,216
GAMCO Investors Cl. A	142,100	6,157,193
Waddel & Reed Financial Cl. A	758,500	17,688,220
Westwood Holdings Group	98,400	2,264,184

		172,084,473

Other Financial Services - 0.1%
Chardan North China Acquisition [a,c]	146,700	1,161,864

Total		293,220,921

Health - 7.1%
Commercial Services - 0.1%
Owens & Minor	107,000	3,930,110
PAREXEL International [a]	37,200	1,338,084

		5,268,194

Drugs and Biotech - 1.9%
Alpharma Cl. A	172,700	4,158,616
Applera Corporation-Celera Group [a]	446,300	6,337,460
Aspreva Pharmaceuticals [a]	56,900	1,226,764
Biosite [a]	135,500	11,377,935
Caraco Pharmaceutical Laboratories [a]	107,080	1,304,234
Endo Pharmaceuticals Holdings [a,c]	452,430	13,301,442
Hi-Tech Pharmacal [a,b]	678,553	7,565,866
Lannett Company [a]	19,050	98,108
Lexicon Genetics [a]	1,497,400	5,435,562
Myriad Genetics [a]	175,000	6,030,500
Origin Agritech [a]	283,200	2,520,480
Perrigo Company	954,109	16,849,565
Sciele Pharma [a]	85,200	2,017,536
Strategic Diagnostics [a,c]	370,600	1,897,472
ViroPharma [a]	136,900	1,964,515
Zila [a]	1,633,500	3,430,350

		85,516,405

Health Services - 1.6%
Accelrys [a]	40,000	255,200
Cross Country Healthcare [a]	481,300	8,774,099
Healthcare Services Group	289,900	8,305,635
HealthSouth Corporation [a,c]	515,000	10,820,150
Hooper Holmes [a]	2,392,970	10,696,576
Horizon Health [a]	50,200	981,410
Lincare Holdings [a]	360,000	13,194,000
Mediware Information Systems [a]	40,100	363,306
On Assignment [a]	85,000	1,054,850
Res-Care [a]	129,890	2,273,075
U.S. Physical Therapy [a,b]	1,007,575	14,025,444

		70,743,745

Medical Products and Devices - 2.3%
Arrow International	568,401	18,279,776
Cutera [a]	34,100	1,234,079
Golden Meditech Company [a]	660,900	266,441
Hillenbrand Industries	800	47,496
IDEXX Laboratories [a]	235,600	20,645,628
Invacare Corporation	386,400	6,738,816
IRIDEX Corporation [a]	107,946	949,925
Mentor Corporation	34,000	1,564,000
Possis Medical [a]	30,000	390,300
STERIS Corporation	227,100	6,031,776
Syneron Medical [a]	69,200	1,871,860
Thoratec Corporation [a]	368,600	7,703,740
Viasys Healthcare [a]	313,500	10,655,865
Vital Signs	321,595	16,716,508
Young Innovations	222,550	6,057,811

		99,154,021

Personal Care - 1.2%
Inter Parfums	919,000	19,299,000
Nutraceutical International [a,b]	853,810	14,087,865
Regis Corporation	481,600	19,442,192
USANA Health Sciences [a,c]	23,400	1,096,758

		53,925,815

Total		314,608,180

Industrial Products - 16.0%
Automotive - 0.6%
Dorman Products [a]	491,155	5,677,752
Gentex Corporation	578,600	9,402,250
Strattec Security [a]	150,000	6,672,000
Superior Industries International	50,000	1,041,500
Wescast Industries Cl. A	373,700	3,965,201

		26,758,703

Building Systems and Components - 1.6%
AAON	125,850	3,288,461
Drew Industries [a]	707,200	20,282,496
Preformed Line Products	189,786	7,020,184
Simpson Manufacturing	1,187,300	36,616,332
Teleflex	51,900	3,532,833

		70,740,306

Construction Materials - 0.6%
Ash Grove Cement	50,018	11,204,032
Eagle Materials	312,400	13,942,412
Florida Rock Industries	14,300	962,247
NCI Building Systems [a]	17,600	840,224
Universal Forest Products	20,900	1,035,595

		27,984,510

Industrial Components - 1.1%
AMETEK	13,300	459,382
Bel Fuse Cl. B	173,101	6,700,740
CLARCOR	466,000	14,818,800
Donaldson Company	2,300	83,030
Littelfuse [a]	4,000	162,400
PerkinElmer	474,200	11,485,124
Powell Industries [a]	317,000	10,144,000
Watts Water Technologies Cl. A	58,900	2,239,967

		46,093,443

Machinery - 5.5%
Applied Industrial Technologies	634,000	15,558,360
Cascade Corporation	800	47,904
Coherent [a]	345,500	10,966,170
Eagle Test Systems [a]	1,010,531	16,815,236
Flow International [a]	105,000	1,127,700
Franklin Electric	414,154	19,258,161
Graco	622,450	24,375,142
Kennametal	23,200	1,568,552
Lincoln Electric Holdings	716,086	42,650,082
Mueller Water Products Cl. A	50,000	690,500
National Instruments	784,400	20,574,812
Nordson Corporation	244,800	11,373,408
Rofin-Sinar Technologies [a]	609,404	36,064,529
Tennant Company	210,900	6,641,241
Woodward Governor	874,716	36,012,058

		243,723,855

Metal Fabrication and Distribution - 3.9%
Chaparral Steel	447,786	26,047,712
Commercial Metals	61,600	1,931,160
Gibraltar Industries	421,212	9,527,815
Haynes International [a]	23,123	1,686,360
Insteel Industries	46,480	780,399
IPSCO	342,300	44,978,220
Kaydon Corporation	231,400	9,848,384
Metal Management	502,700	23,224,740
Quanex Corporation	162,500	6,881,875
Reliance Steel & Aluminum	106,500	5,154,600
Schnitzer Steel Industries Cl. A	526,200	21,137,454
Steel Dynamics	461,500	19,936,800
Universal Stainless & Alloy Products [a]	47,000	2,231,090

		173,366,609

Paper and Packaging - 0.1%
AptarGroup	11,100	742,923
Greif Cl. A	39,800	4,422,178

		5,165,101

Specialty Chemicals and Materials - 0.9%
Aceto Corporation	165,420	1,306,818
Balchem Corporation	72,451	1,280,934
Cabot Corporation	194,300	9,273,939
Foamex International [a]	489,697	2,570,909
ICO [a]	150,800	925,912
Sensient Technologies	50,000	1,289,000
Westlake Chemical	740,500	20,104,575
Zoltek Companies [a,c]	13,700	478,541

		37,230,628

Other Industrial Products - 1.7%
Brady Corporation Cl. A	1,096,900	34,223,280
Diebold	302,100	14,413,191
Electro Rent [a]	192,000	2,764,800
HNI Corporation	253,700	11,652,441
Mettler-Toledo International [a]	121,300	10,864,841
Herman Miller	15,000	502,350
Smith (A.O.) Corporation	21,100	806,442

		75,227,345

Total		706,290,500

Industrial Services - 9.5%
Advertising and Publishing - 0.1%
Journal Register	180,300	1,074,588
MDC Partners Cl. A [a]	98,400	760,632

		1,835,220

Commercial Services - 6.0%
Access Integrated Technologies Cl. A [a,c]	85,200	462,636
Adesa	364,600	10,073,898
Administaff	409,500	14,414,400
Alliance Data Systems [a]	27,140	1,672,367
Barrett Business Services	555,801	12,811,213
CBIZ [a]	135,975	965,422
CRA International [a]	9,900	516,582
Copart [a]	760,800	21,310,008
eResearch Technology [a]	864,150	6,792,219
FTI Consulting [a]	157,000	5,273,630
Global Sources [a,c]	49,635	694,394
Grupo Aeroportuario del Pacifico ADR [a]	160,000	6,880,000
Grupo Aeroportuario del Sureste ADR	364,600	17,216,412
Heidrick & Struggles International [a]	458,800	22,228,860
Hewitt Associates Cl. A [a]	733,400	21,437,282
Korn/Ferry International [a]	910,500	20,886,870
Labor Ready [a]	719,100	13,655,709
LECG Corporation [a,b]	1,426,100	20,649,928
MPS Group [a]	951,800	13,467,970
Navigant Consulting [a]	847,200	16,740,672
RCM Technologies [a]	179,500	1,279,835
SM&A [a,b]	1,418,266	10,069,689
Sabre Holdings Cl. A	50,000	1,637,500
ServiceMaster Company (The)	253,400	3,899,826
Viad Corporation	51,000	1,968,600
Watson Wyatt Worldwide Cl. A	357,700	17,402,105
Wright Express [a]	20,000	606,600

		265,014,627

Engineering and Construction - 0.2%
Exponent [a]	375,800	7,497,210
Hanfeng Evergreen [a]	208,500	1,399,632
KBR [a,c]	50,000	1,017,500
Washington Group International [a]	1,500	99,630

		10,013,972

Food and Tobacco Processors - 0.2%
Sunopta [a]	161,710	1,924,349
Zapata Corporation [a,b]	1,009,600	7,218,640

		9,142,989

Industrial Distribution - 1.2%
MSC Industrial Direct Cl. A	114,000	5,321,520
Mine Safety Appliances	445,000	18,716,700
Ritchie Bros. Auctioneers	527,400	30,863,448

		54,901,668

Transportation and Logistics - 1.7%
ABX Air [a]	182,800	1,252,180
AirTran Holdings [a,c]	78,900	810,303
Arkansas Best	517,100	18,382,905
Dynamex [a]	32,240	820,186
Florida East Coast Industries	231,500	14,512,735
Heartland Express	276,700	4,393,996
Landstar System	96,500	4,423,560
Midwest Air Group [a,c]	65,800	888,958
Nordic American Tanker Shipping	289,100	10,479,875
OMI Corporation	97,800	2,626,908
Patriot Transportation Holding [a]	80,800	7,240,488
Universal Truckload Services [a]	436,380	10,564,760

		76,396,854

Other Industrial Services - 0.1%
Landauer	35,000	1,766,800

Total		419,072,130

Natural Resources - 13.1%
Energy Services - 4.6%
Calfrac Well Services	170,000	2,836,033
Carbo Ceramics	544,300	25,337,165
Ensign Energy Services	2,134,700	35,778,644
Green Plains Renewable Energy [a,c]	46,000	972,440
Helmerich & Payne	255,400	7,748,836
Hercules Offshore [a,c]	33,800	887,588
Input/Output [a]	666,700	9,187,126
Lufkin Industries	51,426	2,889,113
Oil States International [a]	1,011,100	32,446,199
Pason Systems	1,989,700	24,679,518
Patterson-UTI Energy	245,400	5,506,776
Precision Drilling Trust	257,500	5,883,875
RPC	999,037	16,643,956
TETRA Technologies [a]	32,652	806,831
Trican Well Service	1,473,700	29,167,644
Willbros Group [a,c]	232,500	5,240,550

		206,012,294

Oil and Gas - 4.1%
Bill Barrett [a]	110,200	3,571,582
CE Franklin [a]	107,240	997,332
Cimarex Energy	890,614	32,970,530
Crosstex Energy	504,000	14,490,000
Edge Petroleum [a]	1,059,800	13,268,696
Mariner Energy [a]	912,100	17,448,473
PetroCorp [a,d]	210,800	0
St. Mary Land & Exploration	706,100	25,899,748
SEACOR Holdings [a]	239,400	23,556,960
Superior Well Services [a]	601,480	13,743,818
Unit Corporation [a]	702,200	35,524,298

		181,471,437

Precious Metals and Mining - 3.8%
Agnico-Eagle Mines	767,600	27,188,392
Apex Silver Mines [a]	209,500	2,704,645
Eldorado Gold [a,c]	1,989,400	11,598,202
Golden Star Resources [a,c]	1,675,300	7,371,320
Hecla Mining [a]	2,641,800	23,934,708
International Coal Group [a]	1,718,640	9,022,860
Ivanhoe Mines [a]	1,929,700	22,152,956
Kingsgate Consolidated	109,447	420,630
Meridian Gold [a]	816,400	20,842,692
Minefinders Corporation [a]	587,700	6,999,507
Northgate Minerals [a]	447,800	1,553,866
Pan American Silver [a]	364,500	10,785,555
Silver Standard Resources [a]	734,000	25,587,240

		170,162,573

Real Estate - 0.5%
The St. Joe Company	413,800	21,645,878

Other Natural Resources - 0.1%
AMCOL International	16,800	498,120

Total		579,790,302

Technology - 16.2%
Aerospace and Defense - 0.8%
Armor Holdings [a]	26,850	1,807,811
Curtiss-Wright	389,000	14,992,060
FLIR Systems [a]	112,900	4,027,143
HEICO Corporation	50,000	1,824,500
Innovative Solutions and Support [a,c]	147,100	3,724,572
Integral Systems	217,681	5,261,350
TVI Corporation [a]	746,620	1,142,329
Teledyne Technologies [a]	20,000	748,800

		33,528,565

Components and Systems - 3.1%
Acacia Research-Acacia Technologies [a]	326,740	5,169,027
Analogic Corporation	68,600	4,313,568
DDi Corporation [a]	168,200	1,150,488
Digi International [a]	1,140,093	14,479,181
Dionex Corporation [a]	296,426	20,189,575
Electronics for Imaging [a]	51,700	1,212,365
Energy Conversion Devices [a]	25,000	873,500
Excel Technology [a]	173,400	4,739,022
Hutchinson Technology [a]	50,000	1,167,500
Logitech International [a]	162,800	4,530,724
Nam Tai Electronics	687,540	8,903,643
Newport Corporation [a]	78,900	1,291,593
Palm [a,c]	180,900	3,279,717
Plexus Corporation [a]	972,500	16,678,375
Richardson Electronics	726,662	6,787,023
Rimage Corporation [a]	418,103	10,833,049
TTM Technologies [a]	300,000	2,862,000
Technitrol	555,400	14,545,926
Tektronix	456,000	12,840,960

		135,847,236

Distribution - 1.2%
Anixter International [a]	83,700	5,519,178
Benchmark Electronics [a]	852,450	17,611,617
CDW Corporation	100,000	6,143,000
Insight Enterprises [a]	424,300	7,628,914
Nu Horizons Electronics [a]	743,134	7,825,201
Solectron Corporation [a]	2,967,900	9,348,885

		54,076,795

Internet Software and Services - 0.1%
CNET Networks [a]	604,200	5,262,582
Optimal Group [a]	61,300	514,307

		5,776,889

IT Services - 2.7%
BearingPoint [a]	2,156,200	16,516,492
Black Box	265,500	9,701,370
Ceridian Corporation [a]	32,500	1,132,300
Forrester Research [a]	269,100	7,631,676
Gartner [a]	743,200	17,799,640
Jack Henry & Associates	57,000	1,370,850
MAXIMUS	204,715	7,058,573
Perot Systems Cl. A [a]	2,188,200	39,103,134
RADVision [a]	37,000	873,200
SRA International Cl. A [a]	320,000	7,795,200
Sapient Corporation [a]	698,400	4,791,024
Syntel	172,748	5,985,718

		119,759,177

Semiconductors and Equipment - 4.7%
Cabot Microelectronics [a]	252,500	8,461,275
Cascade Microtech [a]	50,400	718,200
Catalyst Semiconductor [a]	319,800	1,160,874
Cirrus Logic [a]	1,644,400	12,596,104
Cognex Corporation	891,835	19,326,064
Cymer [a]	37,700	1,566,435
DSP Group [a]	49,500	940,500
DTS [a]	27,400	663,902
Diodes [a]	572,700	19,958,595
Dolby Laboratories Cl. A [a]	917,800	31,673,278
Entegris [a]	1,870,500	20,014,350
Exar Corporation [a]	804,441	10,650,799
Fairchild Semiconductor International [a]	1,008,000	16,853,760
GSI Group [a]	155,600	1,541,996
International Rectifier [a]	100,000	3,821,000
IXYS Corporation [a]	728,315	7,450,662
Nextest Systems [a]	499,300	6,990,200
OmniVision Technologies [a]	363,000	4,704,480
Sanmina-SCI Corporation [a]	1,938,600	7,017,732
Semitool [a,b]	1,710,367	22,234,771
Supertex [a]	20,400	677,484
Teradyne [a]	4,100	67,814
Tessera Technologies [a]	1,100	43,714
Varian [a]	150,800	8,785,608

		207,919,597

Software - 1.7%
ANSYS [a]	103,700	5,264,849
BEA Systems [a]	101,000	1,170,590
Digimarc Corporation [a]	67,200	679,392
Epicor Software [a]	23,100	321,321
Fair Isaac	101,100	3,910,548
Fundtech [a]	26,500	364,640
iPass [a,c]	2,753,302	13,849,109
MSC.Software [a]	83,100	1,142,625
Macrovision Corporation [a]	137,600	3,446,880
Manhattan Associates [a]	100,000	2,743,000
ManTech International Cl. A [a]	462,255	15,443,940
PAR Technology [a,c]	242,900	2,409,568
Pervasive Software [a,b]	1,800,600	7,364,454
Transaction Systems Architects Cl. A [a]	485,290	15,718,543
Trintech Group ADR [a]	198,400	789,632

		74,619,091

Telecommunications - 1.9%
ADTRAN	883,800	21,520,530
Catapult Communications [a]	273,000	2,659,020
Comtech Telecommunications [a]	26,000	1,006,980
Foundry Networks [a]	1,070,300	14,523,971
Golden Telecom	60,000	3,322,800
IDT Corporation Cl. B [a]	150,000	1,702,500
KVH Industries [a]	231,000	2,152,920
Level 3 Communications [a]	300,000	1,830,000
MasTec [a]	89,200	982,092
NETGEAR [a]	608,500	17,360,505
North Pittsburgh Systems	52,920	1,152,068
Premiere Global Services [a]	1,074,600	12,057,012
Radyne [a]	120,800	1,101,696
ViaSat [a]	22,800	751,716

		82,123,810

Total		713,651,160

Miscellaneous [e] - 2.4%
Total		105,891,104

TOTAL COMMON STOCKS
(Cost $3,272,394,837)		4,169,598,942

REPURCHASE AGREEMENTS - 5.9%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $91,804,000 (collateralized by obligations of various U.S. Government Agencies, valued at $94,061,806)
(Cost $91,765,000)		91,765,000

Lehman Brothers (Tri-Party), 5.20% dated 3/30/07, due 4/2/07, maturity value $170,073,667 (collateralized by obligations of various U.S. Government Agencies, valued at $173,476,890)
(Cost $170,000,000)		170,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $261,765,000)		261,765,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 0.5%
Money Market Funds
AIM Liquid Assets Institutional Fund (7 day yield-5.20%)		20,346,862
Janus Institutional Money Market Fund (7 day yield-5.18%)		2,572,885

(Cost $22,919,747)		22,919,747

TOTAL INVESTMENTS - 100.9%
(Cost $3,557,079,584)		4,454,283,689

LIABILITIES LESS CASH AND OTHER ASSETS - (0.9)%		(41,805,666)

NET ASSETS - 100.0%		$4,412,478,023

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 87.2%
	SHARES	VALUE
Consumer Products - 4.1%
Apparel and Shoes - 1.9%
Jos. A. Bank Clothiers [a,c]	186,300	$6,585,705
LaCrosse Footwear [a]	277,792	4,277,997
Shoe Pavilion [a]	442,200	2,741,640
True Religion Apparel [a,c]	254,100	4,126,584

		17,731,926

Food/Beverage/Tobacco - 0.9%
Jones Soda [a,c]	167,800	3,392,916
Monterey Gourmet Foods [a]	422,430	1,808,000
Reliv International	298,700	3,270,765

		8,471,681

Sports and Recreation - 0.7%
Arctic Cat	129,200	2,518,108
Sturm, Ruger & Company [a]	331,700	4,461,365

		6,979,473

Other Consumer Products - 0.6%
RC2 Corporation [a]	133,700	5,400,143

Total		38,583,223

Consumer Services - 5.8%
Leisure and Entertainment - 1.1%
Dover Downs Gaming & Entertainment	222,000	2,859,360
FortuNet [a,c]	213,700	1,938,259
New Frontier Media	675,200	6,076,800

		10,874,419

Restaurants and Lodgings - 0.2%
Benihana Cl. A [a]	76,185	2,159,083

Retail Stores - 3.0%
A.C. Moore Arts & Crafts [a]	340,500	7,266,270
Buckle (The)	204,000	7,282,800
Cache [a]	236,750	4,202,312
Cato Corporation Cl. A	249,300	5,831,127
Duckwall-ALCO Stores [a]	83,950	3,446,147

		28,028,656

Other Consumer Services - 1.5%
Capella Education [a]	73,600	2,468,544
Collectors Universe	368,505	5,162,755
Lincoln Educational Services [a]	306,096	4,349,624
Renaissance Learning	136,900	1,802,973

		13,783,896

Total		54,846,054

Financial Intermediaries - 6.0%
Banking - 2.2%
Bancorp (The) [a]	161,767	4,205,942
Canadian Western Bank	372,000	8,187,544
Endeavour Mining Capital	1,096,000	8,373,079

		20,766,565

Insurance - 3.0%
AmCOMP [a]	334,500	3,231,270
American Safety Insurance Holdings [a]	264,500	5,041,370
Argonaut Group [a]	236,900	7,666,084
NYMAGIC	66,500	2,716,525
Navigators Group [a]	122,100	6,125,757
United Fire & Casualty	100,000	3,513,000

		28,294,006

Securities Brokers - 0.8%
Cowen Group [a]	299,000	4,975,360
Sanders Morris Harris Group	202,000	2,151,300

		7,126,660

Total		56,187,231

Financial Services - 0.4%
Investment Management - 0.4%
ADDENDA Capital	133,000	2,793,634
Westwood Holdings Group	40,300	927,303

Total		3,720,937

Health - 15.0%
Drugs and Biotech - 7.1%
Barrier Therapeutics [a,c]	299,200	2,064,480
Cell Genesys [a]	452,500	1,900,500
Cerus Corporation [a]	501,700	3,386,475
Dendreon Corporation [a,c]	289,700	3,745,821
DUSA Pharmaceuticals [a]	884,800	3,167,584
Dyax Corporation [a]	930,884	3,835,242
Halozyme Therapeutics [a,c]	868,100	6,996,886
Idenix Pharmaceuticals [a,c]	287,900	2,101,670
Infinity Pharmaceuticals [a]	86,250	1,038,450
Lexicon Genetics [a]	1,112,200	4,037,286
Maxygen [a]	305,000	3,400,750
Myriad Genetics [a]	118,000	4,066,280
Neogen Corporation [a]	197,600	4,659,408
Orchid Cellmark [a,b]	1,560,322	9,752,013
ULURU [a]	1,105,200	5,526,000
VIVUS [a]	524,300	2,689,659
Zila [a]	2,099,300	4,408,530

		66,777,034

Health Services - 1.7%
Accelrys [a]	200,000	1,276,000
Bio-Imaging Technologies [a]	501,300	3,138,138
Hooper Holmes [a]	1,031,000	4,608,570
Horizon Health [a]	196,600	3,843,530
U.S. Physical Therapy [a]	237,400	3,304,608

		16,170,846

Medical Products and Devices - 5.8%
Anika Therapeutics [a]	213,748	2,639,788
Bioveris Corporation [a]	495,932	6,590,936
Bruker BioSciences [a]	867,300	9,123,996
Caliper Life Sciences [a]	546,800	3,089,420
Candela Corporation [a]	211,900	2,419,898
Exactech [a]	257,658	4,094,186
Merit Medical Systems [a]	203,700	2,556,435
Minrad International [a]	484,000	2,507,120
NMT Medical [a]	266,200	3,620,320
Possis Medical [a]	287,600	3,741,676
Shamir Optical Industry [a]	221,700	2,008,602
Syneron Medical [a]	112,900	3,053,945
Synovis Life Technologies [a]	154,100	2,083,432
Thermage [a]	364,300	3,315,130
Young Innovations	149,900	4,080,278

		54,925,162

Personal Care - 0.4%
Nutraceutical International [a]	240,100	3,961,650

Total		141,834,692

Industrial Products - 11.7%
Automotive - 0.6%
Aftermarket Technology [a]	179,800	4,365,544
Wescast Industries Cl. A	123,100	1,306,172

		5,671,716

Building Systems and Components - 2.3%
AAON	237,900	6,216,327
Drew Industries [a]	288,400	8,271,312
Flanders Corporation [a]	234,900	1,703,025
LSI Industries	295,250	4,942,485

		21,133,149

Construction Materials - 0.2%
Synalloy Corporation	80,700	2,253,144

Industrial Components - 0.6%
Powell Industries [a]	181,200	5,798,400

Machinery - 1.7%
Eagle Test Systems [a]	513,100	8,537,984
Key Technology [a,b]	281,143	4,442,059
T-3 Energy Services [a]	157,791	3,174,755

		16,154,798

Metal Fabrication and Distribution - 4.8%
Dynamic Materials	114,300	3,739,896
Metal Management	233,500	10,787,700
Novamerican Steel [a]	248,200	10,975,404
Olympic Steel	310,100	9,609,999
RTI International Metals [a]	40,000	3,640,400
Samuel Manu-Tech	99,100	1,124,478
Steel Technologies	177,000	5,235,660

		45,113,537

Specialty Chemicals and Materials - 0.4%
American Vanguard	187,300	3,200,957

Other Industrial Products - 1.1%
Color Kinetics [a]	141,100	2,741,573
Distributed Energy Systems [a]	903,000	1,237,110
Electro Rent [a]	186,500	2,685,600
Peerless Manufacturing [a]	127,400	4,033,484

		10,697,767

Total		110,023,468

Industrial Services - 10.2%
Commercial Services - 3.1%
Barrett Business Services [a]	60,000	1,383,000
BB Holdings [a]	1,328,814	5,687,420
CorVel Corporation [a]	90,405	2,734,751
GP Strategies [a]	534,000	4,859,400
Intersections [a]	359,558	3,613,558
LECG Corporation [a]	497,650	7,205,972
OneSource Services [a]	88,824	1,123,040
Willdan Group [a]	266,700	2,493,645

		29,100,786

Engineering and Construction - 2.8%
Cavalier Homes [a]	461,900	2,244,834
Cavco Industries [a]	208,401	7,283,615
Exponent [a]	614,034	12,249,978
Sterling Construction [a]	232,000	4,421,920

		26,200,347

Food and Tobacco Processors - 0.9%
Omega Protein [a]	539,600	3,766,408
Zapata Corporation [a]	609,900	4,360,785

		8,127,193

Printing - 1.2%
CSS Industries	91,000	3,410,680
Courier Corporation	116,732	4,560,719
Ennis	139,500	3,733,020

		11,704,419

Transportation and Logistics - 2.2%
Marten Transport [a]	341,350	5,420,638
Patriot Transportation Holding [a,c]	90,191	8,082,016
Vitran Corporation Cl. A [a]	374,050	7,350,082

		20,852,736

Total		95,985,481

Natural Resources - 17.2%
Energy Services - 4.2%
Dawson Geophysical [a]	71,500	3,541,395
Gulf Island Fabrication	232,100	6,206,354
Input/Output [a]	230,500	3,176,290
TGC Industries [a]	511,835	4,406,899
Tesco Corporation [a]	439,000	11,655,450
Total Energy Services Trust	771,200	7,762,100
World Energy Solutions [a]	3,154,800	2,595,981

		39,344,469

Oil and Gas - 3.6%
Bronco Drilling [a]	516,300	8,555,091
Edge Petroleum [a]	796,300	9,969,676
Exploration Company of Delaware [a]	234,200	2,541,070
Particle Drilling Technologies [a]	439,500	1,736,025
PetroCorp [a,d]	465,300	0
Pioneer Drilling [a]	269,000	3,413,610
Savanna Energy Services [a]	154,500	2,584,145
Superior Energy Services [a]	90,400	3,116,088
Superior Well Services [a]	84,900	1,939,965

		33,855,670

Precious Metals and Mining - 8.8%
African Platinum [a]	2,926,085	3,123,766
Alamos Gold [a]	658,100	4,189,723
Central African Gold [a]	10,034,500	2,073,370
Central African Gold (Warrants) [a]	3,658,485	719,935
Eldorado Gold [a]	415,000	2,419,450
Endeavour Silver [a]	531,900	2,388,231
Entree Gold [a]	1,586,700	2,554,587
Etruscan Resources [a]	1,194,100	4,013,086
First Majestic Silver [a,c]	1,058,200	4,573,770
Gammon Lake Resources [a]	677,686	11,974,712
Greystar Resources [a]	424,700	3,310,784
Hecla Mining [a]	729,500	6,609,270
Kingsgate Consolidated	1,286,550	4,944,502
Metallica Resources [a]	1,052,800	5,400,864
Midway Gold [a]	1,176,800	3,455,480
Miramar Mining [a]	621,500	2,939,695
Northern Orion Resources [a]	1,877,900	7,643,053
Silvercorp Metals [a]	204,100	3,270,550
U.S. Gold [a,c]	749,050	3,146,010
Vista Gold [a,c]	188,000	1,408,120
Western Copper [a]	1,657,400	3,402,372

		83,561,330

Real Estate - 0.6%
Kennedy-Wilson [a]	208,900	6,005,875

Total		162,767,344

Technology - 15.4%
Aerospace and Defense - 1.6%
American Science & Engineering [a,c]	36,500	1,922,455
Axsys Technologies [a]	250,800	3,957,624
Ducommun [a]	204,600	5,264,358
Integral Systems	148,300	3,584,411

		14,728,848

Components and Systems - 2.3%
Digi International [a]	408,600	5,189,220
Excel Technology [a]	135,100	3,692,283
Perceptron [a]	212,600	1,913,400
Performance Technologies [a]	563,900	2,825,139
TTM Technologies [a]	873,500	8,333,190

		21,953,232

Internet Software and Services - 1.7%
Answers Corporation [a]	244,400	3,160,092
EDGAR Online [a]	512,500	1,394,000
Jupitermedia Corporation [a]	541,293	3,583,360
Packeteer [a]	329,600	4,093,632
SupportSoft [a]	592,900	3,343,956

		15,575,040

IT Services - 0.7%
Entrust [a]	528,400	2,129,452
MAXIMUS	135,000	4,654,800

		6,784,252

Semiconductors and Equipment - 4.9%
Advanced Energy Industries [a]	264,000	5,554,560
Cascade Microtech [a]	246,400	3,511,200
CEVA [a]	638,000	4,612,740
Ikanos Communications [a]	325,300	2,527,581
Integrated Silicon Solution [a]	755,176	4,206,330
MIPS Technologies [a]	232,200	2,073,546
NetList [a]	590,900	4,112,664
Nextest Systems [a]	462,500	6,475,000
PDF Solutions [a]	388,600	4,387,294
Semitool [a]	446,000	5,798,000
Staktek Holdings [a]	996,501	3,238,628

		46,497,543

Software - 2.0%
Evans & Sutherland Computer [a]	222,950	702,293
Fundtech [a]	222,700	3,064,352
iPass [a]	757,500	3,810,225
Moldflow Corporation [a]	157,300	2,364,219
NetScout Systems [a]	467,200	4,228,160
Pervasive Software [a]	436,795	1,786,492
Unica Corporation [a]	206,579	2,592,566

		18,548,307

Telecommunications - 2.2%
Anaren [a]	266,700	4,696,587
Atlantic Tele-Network	257,300	6,723,249
Catapult Communications [a]	201,600	1,963,584
Globecomm Systems [a]	303,900	3,251,730
KVH Industries [a]	247,000	2,302,040
PC-Tel [a]	225,700	2,295,369

		21,232,559

Total		145,319,781

Miscellaneous [e] - 1.4%
Total		13,423,112

TOTAL COMMON STOCKS
(Cost $609,492,543)		822,691,323

REPURCHASE AGREEMENTS - 13.1%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $43,249,373 (collateralized by obligations of various U.S. Government Agencies, valued at $44,313,981)
(Cost $43,231,000)		43,231,000

Lehman Brothers (Tri-Party), 5.20% dated 3/30/07, due 4/2/07, maturity value $80,034,667 (collateralized by obligations of various U.S. Government Agencies, valued at $81,635,371)
(Cost $80,000,000)		80,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $123,231,000)		123,231,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED - 2.5%
U.S. Treasury Bonds
2.375%-13.25% due 11/15/12-8/15/29	$14,742,949	14,954,146
U.S. Treasury Notes
2.375%-6.00% due 8/15/07-1/15/17	6,106,170	6,137,660
U.S. Treasury Strip-Interest
due 11/15/10-2/15/23	2,667,114	2,667,114
U.S. Treasury Strip-Principal
due 5/15/17-5/15/30	291,815	291,815

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $24,050,735)		24,050,735

TOTAL INVESTMENTS - 102.8%
(Cost $756,774,278)		969,973,058

LIABILITIES LESS CASH AND OTHER ASSETS - (2.8)%		(26,761,059)

NET ASSETS - 100.0%		$943,211,999

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 88.8%
	SHARES	VALUE
Consumer Products - 11.2%
Apparel and Shoes - 4.3%
Columbia Sportswear	707,600	$44,090,556
Polo Ralph Lauren Cl. A	947,700	83,539,755
Timberland Company Cl. A [a]	2,893,900	75,328,217

		202,958,528

Home Furnishing and Appliances - 0.9%
Ethan Allen Interiors	1,152,400	40,725,816

Sports and Recreation - 3.9%
Thor Industries [b]	2,923,700	115,164,543
Winnebago Industries [b]	1,968,400	66,197,292

		181,361,835

Other Consumer Products - 2.1%
Fossil [a]	2,855,400	75,582,438
Matthews International Cl. A	500,700	20,378,490

		95,960,928

Total		521,007,107

Consumer Services - 4.4%
Direct Marketing - 1.5%
Nu Skin Enterprises Cl. A [b]	4,086,500	67,508,980

Retail Stores - 1.9%
Charming Shoppes [a]	2,696,300	34,917,085
Claire’s Stores	1,173,000	37,676,760
Pier 1 Imports	2,553,900	17,647,449

		90,241,294

Other Consumer Services - 1.0%
Corinthian Colleges [a]	3,286,165	45,184,769

Total		202,935,043

Financial Intermediaries - 9.2%
Insurance - 5.4%
Alleghany Corporation [a]	312,313	116,680,055
Erie Indemnity Cl. A	1,249,200	65,920,284
ProAssurance Corporation [a]	777,500	39,769,125
Wesco Financial	65,680	30,212,800

		252,582,264

Securities Brokers - 1.7%
Knight Capital Group Cl. A [a]	4,929,700	78,086,448

Other Financial Intermediaries - 2.1%
TSX Group	2,284,000	97,433,521

Total		428,102,233

Financial Services - 2.4%
Information and Processing - 1.2%
Interactive Data	2,269,100	56,160,225

Investment Management - 1.2%
Federated Investors Cl. B	1,459,500	53,592,840

Total		109,753,065

Health - 6.4%
Drugs and Biotech - 3.6%
Endo Pharmaceuticals Holdings [a]	3,499,250	102,877,950
Perrigo Company	3,767,900	66,541,114

		169,419,064

Medical Products and Devices - 2.8%
Arrow International	665,325	21,396,852
IDEXX Laboratories [a]	602,300	52,779,549
Viasys Healthcare [a,b]	1,656,900	56,318,031

		130,494,432

Total		299,913,496

Industrial Products - 20.3%
Building Systems and Components - 2.2%
Simpson Manufacturing [b]	3,385,400	104,405,736

Construction Materials - 1.4%
Florida Rock Industries	994,125	66,894,671

Machinery - 6.2%
Lincoln Electric Holdings [b]	2,769,597	164,957,197
National Instruments	1,709,487	44,839,844
Woodward Governor [b]	1,921,812	79,121,000

		288,918,041

Metal Fabrication and Distribution - 9.4%
Chaparral Steel	901,900	52,463,523
IPSCO	1,606,300	211,067,820
Reliance Steel & Aluminum	2,269,800	109,858,320
Schnitzer Steel Industries Cl. A [b]	1,591,300	63,922,521

		437,312,184

Specialty Chemicals and Materials - 1.1%
Westlake Chemical	1,845,000	50,091,750

Total		947,622,382

Industrial Services - 5.0%
Commercial Services - 1.2%
Adesa	2,030,000	56,088,900

Industrial Distribution - 2.2%
Ritchie Bros. Auctioneers [b]	1,776,200	103,943,224

Transportation and Logistics - 1.6%
Arkansas Best [b]	2,093,802	74,434,661

Total		234,466,785

Natural Resources - 15.7%
Energy Services - 5.8%
Ensign Energy Services	7,103,000	119,049,849
Pason Systems	2,846,500	35,306,956
Trican Well Service [b]	5,869,000	116,159,939

		270,516,744

Oil and Gas - 3.7%
Cimarex Energy	1,097,200	40,618,344
Unit Corporation [a,b]	2,613,500	132,216,965

		172,835,309

Precious Metals and Mining - 6.2%
Meridian Gold [a]	3,085,400	78,770,262
Pan American Silver [a]	3,724,700	110,213,873
Silver Standard Resources [a]	2,789,500	97,241,970

		286,226,105

Total		729,578,158

Technology - 13.4%
Components and Systems - 3.8%
Dionex Corporation [a,b]	1,170,500	79,722,755
Tektronix	1,769,400	49,826,304
Zebra Technologies Cl. A [a]	1,191,400	45,999,954

		175,549,013

Distribution - 0.9%
Benchmark Electronics [a]	2,140,000	44,212,400

IT Services - 3.5%
Gartner [a]	3,918,400	93,845,680
Perot Systems Cl. A [a]	3,770,900	67,385,983

		161,231,663

Semiconductors and Equipment - 2.6%
Cabot Microelectronics [a,b]	1,780,800	59,674,608
Cognex Corporation [b]	2,862,717	62,035,077

		121,709,685

Software - 0.7%
Fair Isaac	913,000	35,314,840

Telecommunications - 1.9%
ADTRAN	728,800	17,746,280
Foundry Networks [a]	5,124,800	69,543,536

		87,289,816

Total		625,307,417

Miscellaneous [e] - 0.8%
Total		36,013,059

TOTAL COMMON STOCKS
(Cost $2,670,186,851)		4,134,698,745

REPURCHASE AGREEMENTS - 10.5%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $170,496,430 (collateralized by obligations of various U.S. Government Agencies, valued at $174,686,519)
(Cost $170,424,000)		170,424,000

Lehman Brothers (Tri-Party), 5.20% dated 3/30/07, due 4/2/07, maturity value $320,138,667 (collateralized by obligations of various U.S. Government Agencies, valued at $326,544,421)
(Cost $320,000,000)		320,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $490,424,000)		490,424,000

TOTAL INVESTMENTS - 99.3%
(Cost $3,160,610,851)		4,625,122,745

CASH AND OTHER ASSETS LESS LIABILITIES - 0.7%		34,171,149

NET ASSETS - 100.0%		$4,659,293,894

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 85.7%
	SHARES	VALUE
Consumer Products - 6.2%
Apparel and Shoes - 0.8%
K-Swiss Cl. A	877,000	$23,696,540
Stride Rite	979,200	15,069,888

		38,766,428

Collectibles - 0.3%
Topps Company (The)	1,356,816	13,188,252

Home Furnishing and Appliances - 1.6%
La-Z-Boy	1,300,900	16,105,142
Natuzzi ADR [a,b]	3,015,400	24,635,818
Select Comfort [a,c]	2,165,400	38,544,120

		79,285,080

Publishing - 0.6%
Journal Communications Cl. A	2,191,400	28,729,254

Sports and Recreation - 1.7%
Arctic Cat [b]	1,298,360	25,305,036
Callaway Golf	2,567,200	40,459,072
Monaco Coach	1,000,050	15,930,797

		81,694,905

Other Consumer Products - 1.2%
Fossil [a]	1,839,350	48,687,594
Leapfrog Enterprises [a]	862,600	9,229,820

		57,917,414

Total		299,581,333

Consumer Services - 8.5%
Direct Marketing - 1.1%
Nu Skin Enterprises Cl. A	3,342,900	55,224,708

Leisure and Entertainment - 0.7%
4Kids Entertainment [a]	490,200	9,274,584
Multimedia Games [a]	1,252,438	14,904,012
New Frontier Media	988,188	8,893,692

		33,072,288

Media and Broadcasting - 0.3%
Westwood One	1,924,800	13,223,376

Restaurants and Lodgings - 0.9%
Applebee’s International	1,261,000	31,247,580
Ruby Tuesday	468,200	13,390,520

		44,638,100

Retail Stores - 4.2%
Buckle (The)	794,850	28,376,145
Cache [a,b]	1,052,800	18,687,200
Cato Corporation Cl. A	547,350	12,802,516
Charming Shoppes [a]	2,371,700	30,713,515
Christopher & Banks	330,700	6,438,729
Claire’s Stores	1,267,200	40,702,464
Finish Line (The) Cl. A	2,169,300	27,333,180
Hibbett Sports [a]	110,137	3,148,817
Pacific Sunwear of California [a]	1,000,000	20,830,000
Pier 1 Imports	1,217,500	8,412,925
Tuesday Morning	391,100	5,803,924

		203,249,415

Other Consumer Services - 1.3%
Corinthian Colleges [a]	2,941,176	40,441,170
MoneyGram International	150,000	4,164,000
Universal Technical Institute [a]	946,000	21,833,680

		66,438,850

Total		415,846,737

Financial Intermediaries - 4.3%
Banking - 0.1%
Bancorp (The) [a]	245,870	6,392,620

Insurance - 1.7%
Argonaut Group [a]	804,900	26,046,564
Aspen Insurance Holdings	803,000	21,046,630
CNA Surety [a]	524,800	11,073,280
NYMAGIC	361,500	14,767,275
Navigators Group [a]	150,200	7,535,534

		80,469,283

Securities Brokers - 2.1%
Ichiyoshi Securities	1,006,600	16,161,636
Knight Capital Group Cl. A [a]	4,542,800	71,957,952
Mito Securities	3,220,000	16,477,089

		104,596,677

Other Financial Intermediaries - 0.4%
MarketAxess Holdings [a]	818,500	13,701,690
TSX Group	107,000	4,564,530

		18,266,220

Total		209,724,800

Financial Services - 1.8%
Information and Processing - 1.8%
eFunds Corporation [a,b]	2,971,700	79,225,522
Morningstar [a]	114,500	5,912,780

Total		85,138,302

Health - 10.7%
Drugs and Biotech - 6.6%
Alpharma Cl. A	623,900	15,023,512
Aspreva Pharmaceuticals [a]	642,000	13,841,520
Cell Genesys [a]	2,980,600	12,518,520
Dendreon Corporation [a,c]	2,277,900	29,453,247
Dyax Corporation [a]	265,000	1,091,800
Elan Corporation ADR [a]	966,100	12,839,469
Endo Pharmaceuticals Holdings [a]	2,490,200	73,211,880
Exelixis [a]	557,600	5,542,544
Idenix Pharmaceuticals [a,c]	925,000	6,752,500
Infinity Pharmaceuticals [a]	602,300	7,251,692
Lexicon Genetics [a,b]	5,027,300	18,249,099
Maxygen [a]	840,200	9,368,230
Myriad Genetics [a]	26,100	899,406
NUCRYST Pharmaceuticals [a,c]	282,100	1,145,326
Perrigo Company	3,511,400	62,011,324
Pharmanet Development Group [a]	207,500	5,395,000
ViroPharma [a]	2,113,100	30,322,985
VIVUS [a,b]	3,038,500	15,587,505

		320,505,559

Health Services - 0.9%
Cross Country Healthcare [a]	1,167,381	21,281,356
Cypress Bioscience [a]	339,700	2,581,720
Hooper Holmes [a]	3,103,600	13,873,092
MedQuist [a]	750,200	7,441,984

		45,178,152

Medical Products and Devices - 2.5%
Bruker BioSciences [a]	4,400,257	46,290,704
Caliper Life Sciences [a]	2,086,529	11,788,889
Candela Corporation [a]	200,000	2,284,000
CONMED Corporation [a]	205,500	6,006,765
Medical Action Industries [a]	444,250	10,617,575
Possis Medical [a,b]	1,134,000	14,753,340
Restore Medical [a]	368,500	1,352,395
Shamir Optical Industry [a]	345,300	3,128,418
Thoratec Corporation [a]	500,200	10,454,180
Viasys Healthcare [a]	477,200	16,220,028

		122,896,294

Personal Care - 0.7%
Helen of Troy [a]	1,417,296	32,186,792

Total		520,766,797

Industrial Products - 7.9%
Automotive - 0.5%
Gentex Corporation	1,335,200	21,697,000
LKQ Corporation [a]	148,200	3,239,652

		24,936,652

Building Systems and Components - 0.2%
AAON	347,500	9,080,175

Industrial Components - 0.3%
Powell Industries [a]	494,800	15,833,600

Machinery - 0.6%
Lincoln Electric Holdings	487,800	29,053,368

Metal Fabrication and Distribution - 5.5%
Houston Wire & Cable [a,c]	650,000	18,213,000
IPSCO	709,800	93,267,720
Metal Management [b]	2,051,900	94,797,780
Olympic Steel [b]	720,200	22,318,998
Schnitzer Steel Industries Cl. A	592,200	23,788,674
Steel Technologies	562,200	16,629,876

		269,016,048

Specialty Chemicals and Materials - 0.4%
Schulman (A.)	721,900	17,007,964

Other Industrial Products - 0.4%
Color Kinetics [a]	511,400	9,936,502
Steelcase Cl. A	441,300	8,777,457

		18,713,959

Total		383,641,766

Industrial Services - 6.6%
Commercial Services - 3.7%
Adesa	1,283,100	35,452,053
CBIZ [a]	1,571,200	11,155,520
Copart [a]	110,143	3,085,105
eResearch Technology [a,b]	3,504,500	27,545,370
FTI Consulting [a]	208,700	7,010,233
Korn/Ferry International [a]	1,201,600	27,564,704
Labor Ready [a]	1,626,800	30,892,932
MPS Group [a]	324,700	4,594,505
Navigant Consulting [a]	1,319,200	26,067,392
PDI [a]	556,900	5,301,688
Spherion Corporation [a]	244,000	2,152,080

		180,821,582

Engineering and Construction - 1.2%
Dycom Industries [a]	928,400	24,194,104
Exponent [a]	400,400	7,987,980
Insituform Technologies Cl. A [a]	162,150	3,371,098
Palm Harbor Homes [a,b]	1,498,300	21,485,622

		57,038,804

Food and Tobacco Processors - 0.3%
Omega Protein [a,b]	1,938,400	13,530,032

Printing - 0.3%
Ennis	622,500	16,658,100

Transportation and Logistics - 1.1%
Heartland Express	1,346,666	21,385,056
Universal Truckload Services [a]	399,800	9,679,158
Werner Enterprises	1,260,000	22,894,200

		53,958,414

Total		322,006,932

Natural Resources - 23.2%
Energy Services - 7.4%
Calfrac Well Services	1,729,900	28,859,137
Ensign Energy Services	4,663,600	78,164,279
Global Industries [a]	802,050	14,669,494
Input/Output [a]	1,745,400	24,051,612
Oil States International [a]	336,200	10,788,658
Pason Systems	2,706,200	33,566,725
Tesco Corporation [a,b]	2,185,800	58,032,990
TETRA Technologies [a]	685,400	16,936,234
Total Energy Services Trust [b]	1,918,200	19,306,612
Trican Well Service	3,695,800	73,147,709

		357,523,450

Oil and Gas - 1.8%
St. Mary Land & Exploration	628,000	23,035,040
Unit Corporation [a]	1,304,500	65,994,655

		89,029,695

Precious Metals and Mining - 13.8%
African Platinum [a]	4,819,952	5,145,579
Agnico-Eagle Mines	1,839,000	65,137,380
Alamos Gold [a]	4,354,200	27,720,546
Fronteer Development Group [a,c]	1,888,100	24,224,323
Gabriel Resources [a]	2,501,700	9,317,722
Gammon Lake Resources [a]	2,999,900	53,008,233
Hecla Mining [a]	5,188,000	47,003,280
International Coal Group [a]	4,503,300	23,642,325
Ivanhoe Mines [a]	5,469,300	62,787,564
Meridian Gold [a]	2,823,200	72,076,296
Northern Orion Resources [a,b,c]	8,181,600	33,299,112
Palmarejo Silver and Gold [a]	1,865,900	14,303,348
Pan American Silver [a]	2,815,628	83,314,433
Randgold Resources ADR [a]	500,000	11,955,000
Silver Standard Resources [a]	2,678,900	93,386,454
Silvercorp Metals [a,b]	2,515,100	40,302,599
Uramin [a,c]	1,233,700	6,432,979

		673,057,173

Other Natural Resources - 0.2%
AMCOL International	322,800	9,571,020

Total		1,129,181,338

Technology - 16.1%
Aerospace and Defense - 0.9%
FLIR Systems [a]	180,000	6,420,600
HEICO Corporation Cl. A	966,100	30,287,235
Integral Systems	349,500	8,447,415

		45,155,250

Components and Systems - 1.7%
KEMET Corporation [a]	1,078,800	8,252,820
Methode Electronics	1,187,600	17,540,852
TTM Technologies [a,b]	2,200,035	20,988,334
Technitrol	505,900	13,249,521
Tektronix	746,900	21,032,704

		81,064,231

Internet Software and Services - 1.0%
CryptoLogic	530,675	13,266,875
Packeteer [a]	955,800	11,871,036
RealNetworks [a]	3,183,100	24,987,335

		50,125,246

IT Services - 2.8%
Ceridian Corporation [a]	70,900	2,470,156
CIBER [a]	323,700	2,547,519
Forrester Research [a]	308,400	8,746,224
MAXIMUS	740,500	25,532,440
Perot Systems Cl. A [a]	4,707,000	84,114,090
RADVision [a]	343,700	8,111,320
Syntel	225,300	7,806,645

		139,328,394

Semiconductors and Equipment - 4.4%
Axcelis Technologies [a]	632,800	4,834,592
Brooks Automation [a]	445,504	7,640,394
Catalyst Semiconductor [a]	496,200	1,801,206
CEVA [a,b]	1,306,800	9,448,164
Cirrus Logic [a]	1,805,000	13,826,300
Cognex Corporation	630,638	13,665,925
Credence Systems [a]	1,845,100	6,107,281
Cree [a,c]	715,000	11,768,900
DTS [a]	236,500	5,730,395
Entegris [a]	1,715,300	18,353,710
Exar Corporation [a]	1,412,464	18,701,023
Fairchild Semiconductor International [a]	1,608,500	26,894,120
GSI Group [a]	1,709,200	16,938,172
MKS Instruments [a]	611,900	15,615,688
OmniVision Technologies [a]	713,500	9,246,960
Photronics [a]	865,000	13,450,750
Saifun Semiconductors [a]	274,100	3,220,675
Semitool [a]	1,098,333	14,278,329
Verigy [a]	150,000	3,520,500

		215,043,084

Software - 1.8%
Epicor Software [a]	477,500	6,642,025
iPass [a,b]	3,389,100	17,047,173
MSC.Software [a]	797,400	10,964,250
ManTech International Cl. A [a]	641,200	21,422,492
PLATO Learning [a,b]	2,086,237	8,762,195
SPSS [a]	110,272	3,980,819
THQ [a]	312,500	10,684,375
Transaction Systems Architects Cl. A [a]	109,700	3,553,183
Ulticom [a]	435,100	3,524,310

		86,580,822

Telecommunications - 3.5%
ADTRAN	1,076,700	26,217,645
Foundry Networks [a]	5,340,700	72,473,299
KVH Industries [a,b]	1,150,200	10,719,864
NETGEAR [a]	892,600	25,465,878
PC-Tel [a,b]	1,408,600	14,325,462
Premiere Global Services [a]	1,249,900	14,023,878
ViaSat [a]	163,300	5,384,001

		168,610,027

Total		785,907,054

Miscellaneous [e] - 0.4%
Total		17,667,015

TOTAL COMMON STOCKS
(Cost $2,937,556,061)		4,169,462,074

REPURCHASE AGREEMENTS - 14.0.%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $239,545,764 (collateralized by obligations of various U.S. Government Agencies, valued at $245,434,500)
(Cost $239,444,000)		239,444,000

Lehman Brothers (Tri-Party), 5.20% dated 3/30/07, due 4/2/07, maturity value $440,190,667 (collateralized by obligations of various U.S. Government Agencies, valued at $448,995,254)
(Cost $440,000,000)		440,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $679,444,000)		679,444,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED - 1.3%
U.S. Treasury Bonds
2.375%-13.25% due 11/15/12-8/15/29	$45,422,123	45,919,408
U.S. Treasury Notes
3.25%-6.00% due 8/15/07-12/15/09	9,621,860	9,739,281
U.S. Treasury Strip-Interest
due 11/15/10-2/15/23	2,535,561	2,535,561
U.S. Treasury Strip-Principal
due 5/15/17-5/15/30	6,747,725	6,747,725

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $64,941,975)		64,941,975

TOTAL INVESTMENTS - 101.0%
(Cost $3,681,942,036)		4,913,848,049

LIABILITIES LESS CASH AND OTHER ASSETS - (1.0)%		(46,764,840)

NET ASSETS - 100.0%		$4,867,083,209

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 90.7%
	SHARES	VALUE
Consumer Products - 5.8%
Apparel and Shoes - 1.6%
Columbia Sportswear	5,200	$324,012
Delta Apparel [b]	607,260	10,566,324
Jones Apparel Group	410,200	12,605,446
K-Swiss Cl. A	603,414	16,304,246
Kellwood Company	180,900	5,305,797
Liz Claiborne	3,700	158,545
Steven Madden	93,419	2,727,835
Polo Ralph Lauren Cl. A	168,500	14,853,275
Stride Rite	1,102,500	16,967,475
Timberland Company Cl. A [a]	218,335	5,683,260
Weyco Group	45	1,169
Wolverine World Wide	559,000	15,970,630

		101,468,014

Collectibles - 0.1%
Topps Company (The)	552,654	5,371,797

Food/Beverage/Tobacco - 1.0%
Flowers Foods	300,000	9,051,000
Hershey Creamery	173	351,190
International Flavors & Fragrances	175,000	8,263,500
J & J Snack Foods	96,928	3,827,687
Lancaster Colony	241,500	10,671,885
Mannatech	206,238	3,312,182
J.M. Smucker Company (The)	305,200	16,273,264
Tootsie Roll Industries	295,353	8,851,729

		60,602,437

Home Furnishing and Appliances - 1.6%
American Woodmark	405,922	14,921,693
Ethan Allen Interiors	765,895	27,066,729
Flexsteel Industries	213,500	3,275,090
Furniture Brands International	566,800	8,944,104
La-Z-Boy [c]	1,707,300	21,136,374
National Presto Industries	1,200	73,968
Natuzzi ADR [a]	1,426,400	11,653,688
Stanley Furniture	541,217	11,257,314

		98,328,960

Publishing - 0.2%
Journal Communications Cl. A	782,450	10,257,920
McClatchy Company (The) Cl. A	111,000	3,508,710
Sun-Times Media Group Cl. A	200,000	992,000

		14,758,630

Sports and Recreation - 0.8%
Arctic Cat	11,574	225,577
Callaway Golf	962,900	15,175,304
Thor Industries	550,200	21,672,378
Winnebago Industries	359,100	12,076,533

		49,149,792

Other Consumer Products - 0.5%
American Greetings Cl. A	105,500	2,448,655
Blyth	11,800	249,098
Matthews International Cl. A	377,300	15,356,110
Starrett (L.S.) Company Cl. A [b]	518,800	9,338,400
WD-40 Company	14,745	467,564

		27,859,827

Total		357,539,457

Consumer Services - 6.5%
Direct Marketing - 0.2%
Nu Skin Enterprises Cl. A	641,100	10,590,972

Leisure and Entertainment - 0.9%
Carmike Cinemas [b]	642,100	14,896,720
International Speedway Cl. A	511,645	26,452,046
Marine Products	234,249	2,241,763
Regal Entertainment Group Cl. A	396,300	7,874,481
Speedway Motorsports	77,300	2,995,375

		54,460,385

Media and Broadcasting - 0.2%
Westwood One	1,646,000	11,308,020
World Wrestling Entertainment Cl. A	20,800	339,040

		11,647,060

Restaurants and Lodgings - 1.5%
Applebee’s International	486,800	12,062,904
Bob Evans Farms	707,900	26,156,905
Brinker International	25,350	828,945
CBRL Group	107,667	4,984,982
CEC Entertainment [a]	755,170	31,369,762
IHOP Corporation	264,030	15,485,359
Ruby Tuesday	92,900	2,656,940

		93,545,797

Retail Stores - 3.4%
Books-A-Million	627	8,928
Borders Group	418,300	8,541,686
Buckle (The)	831,294	29,677,196
Cato Corporation Cl. A	965,395	22,580,589
Claire’s Stores	751,600	24,141,392
Deb Shops	591,698	16,023,182
Dress Barn (The) [a]	861,780	17,933,642
Family Dollar Stores	3,300	97,746
Finish Line (The) Cl. A	1,068,800	13,466,880
Foot Locker	105,600	2,486,880
Haverty Furniture	415,400	5,815,600
The Men’s Wearhouse	13,300	625,765
Pep Boys- Manny, Moe & Jack	742,500	14,174,325
Pier 1 Imports	1,052,900	7,275,539
Ross Stores	250,000	8,600,000
Talbots	239,000	5,645,180
Tiffany & Co.	726,200	33,027,576
Williams-Sonoma	96,100	3,407,706

		213,529,812

Other Consumer Services - 0.3%
Jackson Hewitt Tax Service	214,890	6,915,160
MoneyGram International	439,000	12,186,640
Renaissance Learning	15,293	201,409

		19,303,209

Total		403,077,235

Financial Intermediaries - 17.4%
Banking - 4.8%
Anchor BanCorp Wisconsin	266,200	7,546,770
Arrow Financial	332,678	7,451,987
BOK Financial	512,375	25,377,934
Bancorp Rhode Island [b]	260,600	11,205,800
Bank of Hawaii	191,700	10,165,851
Bank of N.T. Butterfield & Son	147,499	8,702,441
Boston Private Financial Holdings	358,500	10,009,320
Canadian Western Bank	883,200	19,438,815
Center Bancorp	63,630	993,264
Central Pacific Financial	20,000	731,400
Chemung Financial	40,000	1,202,000
Chittenden Corporation	302,625	9,136,249
Credicorp	269,000	13,108,370
Fauquier Bankshares [b]	294,500	7,362,500
First Citizens BancShares Cl. A	15,800	3,175,800
First Financial Bancorp	150,000	2,266,500
First National Bank Alaska	3,110	6,717,600
Fremont General	29,600	205,128
HopFed Bancorp	173,086	2,748,606
Investors Financial Services	428,000	24,888,200
NewAlliance Bancshares	235,000	3,809,350
Park National	128,370	12,128,398
Partners Trust Financial Group	608,100	6,950,583
Peapack-Gladstone Financial	315,991	9,628,246
Peoples Community Bancorp	119,310	2,025,884
Provident Financial Services	146,000	2,547,700
Provident New York Bancorp	50,000	707,500
Royal Bancshares of Pennsylvania Cl. A	5,373	127,609
Sterling Bancorp	407,662	7,378,682
Sun Bancorp [a]	201,600	3,747,744
Susquehanna Bancshares	343,500	7,965,765
Timberland Bancorp [b]	234,600	8,269,650
Tompkins Trustco	45,958	1,923,802
Trustmark Corporation	210,700	5,908,028
W Holding Company	1,190,700	5,953,500
Whitney Holding	757,000	23,149,060
Wilber Corporation	97,200	947,700
Wilmington Trust	560,300	23,627,851

		299,231,587

Insurance - 8.1%
Alleghany Corporation [a]	97,842	36,553,951
American Financial Group	572,700	19,494,708
American National Insurance	145,364	18,596,417
Argonaut Group [a]	318,000	10,290,480
Aspen Insurance Holdings	386,600	10,132,786
Assured Guaranty	659,500	18,017,540
Baldwin & Lyons Cl. B	534,811	13,610,940
CNA Surety [a]	611,700	12,906,870
Commerce Group	625,600	18,793,024
Donegal Group Cl. A	98,055	1,664,974
E-L Financial	51,588	29,938,467
EMC Insurance Group	356,862	9,207,040
Endurance Specialty Holdings	9,700	346,678
Erie Indemnity Cl. A	540,600	28,527,462
Harleysville Group	221,879	7,208,849
Horace Mann Educators	78,900	1,621,395
IPC Holdings	272,600	7,864,510
Independence Holding	379,924	8,221,555
Infinity Property & Casualty	503,424	23,590,449
Leucadia National	924,200	27,189,964
Markel Corporation [a]	55,900	27,101,997
Midland Company	26,374	1,118,785
Montpelier Re Holdings	331,100	5,741,274
NYMAGIC	167,000	6,821,950
Odyssey Re Holdings	76,300	2,999,353
Ohio Casualty	385,751	11,553,242
OneBeacon Insurance Group [a]	140,500	3,512,500
PartnerRe	53,400	3,660,036
Presidential Life	162,066	3,195,942
RLI	224,200	12,315,306
Reinsurance Group of America	219,600	12,675,312
RenaissanceRe Holdings	193,200	9,687,048
Safety Insurance Group	267,567	10,734,788
Security Capital Assurance	282,000	7,960,860
Selective Insurance Group	2,036	51,837
State Auto Financial	422,700	13,581,351
Stewart Information Services	1,200	50,148
Transatlantic Holdings	329,800	21,476,576
21st Century Insurance Group	330,100	6,998,120
United Fire & Casualty	255,603	8,979,333
Wesco Financial	35,128	16,158,880
Zenith National Insurance	336,340	15,898,792

		506,051,489

Real Estate Investment Trusts - 2.8%
Annaly Capital Management	719,600	11,139,408
Capital Trust Cl. A	418,600	19,075,602
Cousins Properties	223,500	7,344,210
Essex Property Trust	83,000	10,746,840
Friedman, Billings, Ramsey Group Cl. A	1,592,600	8,791,152
Government Properties Trust [b]	1,142,000	12,219,400
KKR Financial	1,062,000	29,130,660
MFA Mortgage Investments	1,251,200	9,634,240
Macquarie MEAG Prime REIT	200,000	158,191
National Retail Properties	650,000	15,723,500
PS Business Parks	168,500	11,882,620
Plum Creek Timber	248,000	9,776,160
Rayonier	588,200	25,292,600
Suntec Real Estate Investment Trust	400,000	522,031

		171,436,614

Securities Brokers - 0.5%
LaBranche & Co [a,c]	137,000	1,117,920
Piper Jaffray [a]	211,100	13,075,534
Raymond James Financial	501,525	14,925,384

		29,118,838

Other Financial Intermediaries - 1.2%
A.F.P. Provida ADR	332,000	8,532,400
London Stock Exchange	465,942	11,479,633
Student Loan	91,900	17,086,048
TSX Group	868,300	37,040,948

		74,139,029

Total		1,079,977,557

Financial Services - 8.9%
Information and Processing - 0.9%
Interactive Data	612,900	15,169,275
SEI Investments	722,800	43,534,244

		58,703,519

Insurance Brokers - 1.6%
Brown & Brown	1,028,100	27,810,105
Gallagher (Arthur J.) & Co.	978,200	27,712,406
Hilb Rogal & Hobbs	537,300	26,354,565
Hub International	179,000	7,460,720
National Financial Partners	200,000	9,382,000

		98,719,796

Investment Management - 5.8%
AGF Management Cl. B	548,500	16,319,597
AllianceBernstein Holding L.P.	1,666,500	147,485,250
CI Financial	864,300	20,662,347
Cohen & Steers	278,800	12,010,704
Federated Investors Cl. B	1,100,700	40,417,704
GAMCO Investors Cl. A	303,300	13,141,989
IGM Financial	545,600	23,090,529
Janus Capital Group	403,000	8,426,730
Nuveen Investments Cl. A	856,800	40,526,640
SPARX Group	3,700	2,731,670
T. Rowe Price Group	740,500	34,944,195

		359,757,355

Other Financial Services - 0.6%
Advanta Corporation Cl. B	114,584	5,023,363
CharterMac	200,000	3,870,000
Credit Acceptance [a]	274,005	7,450,196
First Marblehead	97,550	4,379,019
GATX Corporation	294,900	14,096,220
Ocwen Financial [a]	123,600	1,590,732

		36,409,530

Total		553,590,200

Health - 4.1%
Commercial Services - 0.4%
Owens & Minor	671,300	24,656,849

Drugs and Biotech - 0.2%
Alpharma Cl. A	114,900	2,766,792
Biovail Corporation [a]	108,400	2,369,624
Medicis Pharmaceutical Cl. A	49,970	1,540,075
Perrigo Company	133,800	2,362,908

		9,039,399

Health Services - 0.5%
Computer Programs and Systems	1,500	40,230
Healthcare Services Group	61,072	1,749,713
LCA-Vision	215,500	8,876,445
Option Care	432,825	5,756,573
PolyMedica Corporation	287,800	12,182,574
Universal Health Services Cl. B	70,190	4,019,079

		32,624,614

Medical Products and Devices - 2.5%
Applera Corporation- Applied Biosystems Group	518,700	15,337,959
Arrow International	606,500	19,505,040
Bausch & Lomb [a]	27,400	1,401,784
Datascope	432,300	15,644,937
Hillenbrand Industries	477,360	28,340,863
IDEXX Laboratories [a]	189,800	16,632,174
Invacare Corporation	802,700	13,999,088
Mentor Corporation	235,100	10,814,600
STERIS Corporation	688,300	18,281,248
Vital Signs	325,246	16,906,287
Young Innovations	15,230	414,561

		157,278,541

Personal Care - 0.5%
Alberto-Culver	404,600	9,257,248
Inter Parfums	469,400	9,857,400
Regis Corporation	265,700	10,726,309

		29,840,957

Total		253,440,360

Industrial Products - 20.2%
Automotive - 0.5%
Bandag Cl. A	203,400	10,269,666
Gentex Corporation	595,000	9,668,750
Superior Industries International	523,900	10,912,837

		30,851,253

Building Systems and Components - 1.0%
LSI Industries	672,937	11,264,965
Lennox International	2,000	71,400
Preformed Line Products [b]	276,410	10,224,406
Simpson Manufacturing	683,420	21,076,673
Teleflex	309,700	21,081,279

		63,718,723

Construction Materials - 0.7%
Ameron International	172,300	11,347,678
Ash Grove Cement	39,610	8,872,640
Eagle Materials	259,100	11,563,633
Florida Rock Industries	400	26,916
NCI Building Systems [a]	183,900	8,779,386

		40,590,253

Industrial Components - 3.0%
AMETEK	809,100	27,946,314
Bel Fuse Cl. A	15,500	585,590
Bel Fuse Cl. B	593,495	22,974,191
Chase Corporation [b]	379,737	12,345,250
CLARCOR	1,063,100	33,806,580
Crane Company	259,800	10,501,116
Deswell Industries	726,298	8,461,372
Donaldson Company	704,100	25,418,010
Hubbell Cl. B	200,000	9,648,000
PW Eagle	327,550	10,822,252
PerkinElmer	585,500	14,180,810
Standex International	7,200	205,272
Timken Company (The)	42,500	1,288,175
Watts Water Technologies Cl. A	253,800	9,652,014

		187,834,946

Machinery - 5.6%
Applied Industrial Technologies	689,550	16,921,557
Briggs & Stratton	386,240	11,915,504
Cascade Corporation	285,600	17,101,728
Franklin Electric	545,300	25,356,450
Freightcar America	16,100	775,537
Gorman-Rupp Company	369,046	11,820,543
Graco	603,100	23,617,396
IDEX Corporation	419,000	21,318,720
Kennametal	269,100	18,193,851
Lincoln Electric Holdings	565,500	33,681,180
Lindsay Corporation	233,600	7,426,144
MTS Systems	632,794	24,577,719
Mueller (Paul) Company [b]	116,700	5,484,900
Nordson Corporation	493,200	22,914,072
Regal-Beloit	61,700	2,861,646
Roper Industries	286,000	15,695,680
Sun Hydraulics	449,510	12,015,402
Tennant Company	527,600	16,614,124
Toro Company (The)	397,445	20,365,082
Woodward Governor	897,600	36,954,192

		345,611,427

Metal Fabrication and Distribution - 3.6%
Carpenter Technology	111,700	13,488,892
Castle (A.M.) & Co.	74,800	2,196,128
Chaparral Steel	285,600	16,613,352
Cleveland-Cliffs	4,900	313,649
Commercial Metals	374,740	11,748,099
Gerdau Ameristeel	252,000	2,961,000
Gibraltar Industries	593,106	13,416,058
Insteel Industries	347,728	5,838,353
IPSCO	288,200	37,869,480
Kaydon Corporation	751,700	31,992,352
Metal Management	3,000	138,600
Mueller Industries	150,100	4,518,010
Olympic Steel	12,374	383,470
Quanex Corporation	488,822	20,701,612
Reliance Steel & Aluminum	670,800	32,466,720
Schnitzer Steel Industries Cl. A	235,000	9,439,950
Steel Dynamics	376,343	16,258,018

		220,343,743

Paper and Packaging - 1.1%
AptarGroup	360,600	24,134,958
Bemis Company	623,840	20,830,018
Greif Cl. A	74,500	8,277,695
Louisiana-Pacific Corporation	25,000	501,500
Sonoco Products	349,500	13,134,210

		66,878,381

Specialty Chemicals and Materials - 2.6%
Agrium	8,100	310,473
Albemarle Corporation	341,000	14,096,940
Balchem Corporation	734,400	12,984,192
Cabot Corporation	818,700	39,076,551
Innospec	149,657	8,626,229
Lubrizol Corporation	448,900	23,131,817
MacDermid	703,590	24,534,183
Methanex Corporation	658,398	14,702,027
Park Electrochemical	35,300	957,336
Quaker Chemical	405,000	9,643,050
RPM International	20,300	468,930
Westlake Chemical	531,510	14,430,496

		162,962,224

Textiles - 0.2%
Albany International Cl. A	344,300	12,374,142
UniFirst Corporation	30,600	1,174,122

		13,548,264

Other Industrial Products - 1.9%
Brady Corporation Cl. A	886,000	27,643,200
Diebold	147,800	7,051,538
HNI Corporation	498,500	22,896,105
Kimball International Cl. B	674,600	13,006,288
McGrath RentCorp	291,300	9,225,471
Quixote Corporation [b]	461,900	9,238,000
Raven Industries	156,201	4,381,438
Smith (A.O.) Corporation	346,100	13,227,942
Trinity Industries	319,950	13,412,304

		120,082,286

Total		1,252,421,500

Industrial Services - 9.9%
Advertising and Publishing - 0.1%
Catalina Marketing	20,600	650,548

Commercial Services - 3.8%
ABM Industries	844,500	22,286,355
Adesa	707,775	19,555,823
Brink’s Company (The)	279,400	17,727,930
Chemed Corporation	611,700	29,948,832
Gevity HR	38,800	765,912
Grupo Aeroportuario del Sureste ADR	367,600	17,358,072
Kelly Services Cl. A	572,800	18,444,160
MPS Group [a]	604,000	8,546,600
Macquarie Infrastructure Company Trust	254,100	9,986,130
Manpower	345,200	25,465,404
Onex Corporation	339,000	9,413,893
Rollins	370,500	8,525,205
ServiceMaster Company (The)	729,900	11,233,161
Watson Wyatt Worldwide Cl. A	688,500	33,495,525

		232,753,002

Engineering and Construction - 0.7%
Comfort Systems USA	133,100	1,594,538
EMCOR Group [a]	305,900	18,041,982
Granite Construction	214,240	11,838,902
M.D.C. Holdings	17,764	853,915
M/I Homes	48,880	1,297,764
Ryland Group (The)	19,100	805,829
Skyline Corporation	225,700	7,615,118
Standard Pacific	2,200	45,914

		42,093,962

Food and Tobacco Processors - 0.6%
Farmer Bros.	542,300	12,310,210
Imperial Sugar	59,600	1,998,388
Sanderson Farms	35,100	1,300,806
Seaboard Corporation	10,059	22,733,340

		38,342,744

Industrial Distribution - 1.2%
Grainger (W.W.)	263,500	20,352,740
Lawson Products	199,600	7,560,848
Mine Safety Appliances	196,000	8,243,760
Ritchie Bros. Auctioneers	642,340	37,589,737

		73,747,085

Printing - 0.5%
Bowne & Co.	98,600	1,550,978
CSS Industries	36,600	1,371,768
Courier Corporation	15,844	619,025
Ennis	868,200	23,233,032
John H. Harland Company	142,515	7,301,043

		34,075,846

Transportation and Logistics - 2.7%
Alexander & Baldwin	494,700	24,952,668
Arkansas Best	604,891	21,503,875
C. H. Robinson Worldwide	256,000	12,224,000
EGL [a]	300,600	11,912,778
Expeditors International of Washington	586,400	24,230,048
Florida East Coast Industries	286,300	17,948,147
J.B. Hunt Transport Services	17,200	451,328
Interpool	5,000	122,100
Nordic American Tanker Shipping	257,500	9,334,375
Overseas Shipholding Group	13,500	845,100
Pacer International	492,100	13,257,174
SkyWest	500,600	13,431,098
Teekay Shipping	104,700	5,665,317
UTI Worldwide	492,600	12,108,108

		167,986,116

Other Industrial Services - 0.3%
Landauer	407,100	20,550,408

Total		610,199,711

Natural Resources - 11.0%
Energy Services - 3.3%
Carbo Ceramics	297,750	13,860,262
Energy Transfer Equity L.P.	530,600	19,473,020
Ensign Energy Services	901,100	15,102,889
Helmerich & Payne	1,435,700	43,559,138
Lufkin Industries	56,457	3,171,754
National Fuel Gas	117,500	5,083,050
Nicor	371,700	17,997,714
Otter Tail	239,000	8,183,360
Patterson-UTI Energy	962,800	21,605,232
Piedmont Natural Gas	585,800	15,453,404
Precision Drilling Trust	796,550	18,201,168
RPC	47,171	785,869
Tidewater	109,900	6,437,942
Universal Compression Holdings [a]	213,700	14,463,216

		203,378,018

Oil and Gas - 5.9%
Alliance Resource Partners L.P.	241,000	9,138,720
Berry Petroleum Cl. A	515,000	15,789,900
Cimarex Energy	1,044,465	38,666,094
Crosstex Energy	360,200	10,355,750
Energen Corporation	372,000	18,931,080
Energy Transfer Partners L.P.	114,200	6,653,292
EnergySouth	238,056	9,981,688
Enterprise GP Holdings L.P.	577,900	22,884,840
Frontier Oil	140,400	4,582,656
Hiland Holdings GP L.P. [a]	62,900	1,942,981
Hugoton Royalty Trust [a]	245,600	6,184,208
Magellan Midstream Holdings L.P.	1,070,500	28,239,790
Magellan Midstream Partners L.P.	255,000	11,934,000
Penn Virginia	324,330	23,805,822
Penn Virginia GP Holdings L.P. [a]	455,000	11,329,500
Plains All American Pipeline L.P.	277,630	15,994,264
Pogo Producing	199,500	9,595,950
Rowan Companies	4,300	139,621
St. Mary Land & Exploration	591,400	21,692,552
SEACOR Holdings [a]	335,000	32,964,000
Stone Energy [a]	180,450	5,357,561
Sunoco Logistics Partners L.P.	181,000	10,722,440
Universal Compression Partners L.P. [a]	389,900	12,047,910
Valero GP Holdings [a]	369,200	10,245,300
W&T Offshore	899,900	26,034,107

		365,214,026

Precious Metals and Mining - 0.6%
Agnico-Eagle Mines	321,000	11,369,820
Gold Fields ADR	434,700	8,033,256
IAMGOLD Corporation	505,000	3,893,550
Lihir Gold ADR [a]	502,000	13,107,220

		36,403,846

Real Estate - 0.8%
AMREP Corporation	19,592	1,513,482
The St. Joe Company	580,200	30,350,262
W.P. Carey & Co.	518,500	17,302,345

		49,166,089

Other Natural Resources - 0.4%
Alliance Holdings GP L.P.	468,500	11,005,065
Deltic Timber	172,000	8,249,120
Natural Resource Partners L.P.	154,100	10,355,520

		29,609,705

Total		683,771,684

Technology - 4.6%
Aerospace and Defense - 0.5%
Curtiss-Wright	159,800	6,158,692
HEICO Corporation	359,400	13,114,506
HEICO Corporation Cl. A	359,159	11,259,635
Kaman Corporation	39,200	913,752

		31,446,585

Components and Systems - 1.5%
AVX Corporation	714,000	10,852,800
Analogic Corporation	141,400	8,891,232
Imation Corporation	409,680	16,542,878
Methode Electronics	1,058,893	15,639,850
Nam Tai Electronics	605,340	7,839,153
Technitrol	910,900	23,856,471
Tektronix	447,100	12,590,336

		96,212,720

Distribution - 0.1%
Tech Data [a]	207,800	7,441,318

Internet Software and Services - 0.5%
CryptoLogic	75,828	1,895,700
United Online	1,919,406	26,929,266

		28,824,966

IT Services - 0.6%
Black Box	651,196	23,794,702
MAXIMUS	27,785	958,027
Total System Services	332,100	10,577,385

		35,330,114

Semiconductors and Equipment - 0.2%
Cognex Corporation	418,300	9,064,561
Cohu	30,300	569,640
Exar Corporation [a]	600	7,944

		9,642,145

Software - 0.2%
Advent Software [a]	197,500	6,886,825
Fair Isaac	214,800	8,308,464

		15,195,289

Telecommunications - 1.0%
ADTRAN	666,900	16,239,015
Atlantic Tele-Network	44,323	1,158,160
Golden Telecom	135,705	7,515,343
North Pittsburgh Systems [b]	1,275,002	27,756,794
SureWest Communications	271,400	6,749,718
USA Mobility	162,700	3,242,611

		62,661,641

Total		286,754,778

Utilities - 1.9%
ALLETE	165,567	7,718,734
Aqua America	794,766	17,842,497
CH Energy Group	224,300	10,921,167
El Paso Electric [a]	395,400	10,418,790
Hawaiian Electric Industries	749,700	19,484,703
ITC Holdings	107,500	4,653,675
PNM Resources	638,900	20,636,470
SJW	393,000	15,908,640
Southern Union	315,000	9,572,850

Total		117,157,526

Miscellaneous [e] - 0.4%
Total		25,170,788

TOTAL COMMON STOCKS
(Cost $4,024,886,861)		5,623,100,796

PREFERRED STOCKS - 0.8%
Allied Waste Industries 6.25% Ser. D Conv. [d]	28,300	9,056,000
Central Parking Finance Trust 5.25% Conv.	4,000	72,800
Edge Petroleum 5.75% Ser. A Conv.	171,000	8,601,300
Fedders Corporation 8.60% Ser. A [a]	79,975	388,679
Fleetwood Capital Trust 6.00% Conv.	70,000	2,170,000
Merrill Lynch & Co. 6.75% Conv.	115,000	4,728,570
PNM Resources 6.75% Conv.	35,000	1,889,300
Reinsurance Group of America 5.75% Conv.	94,000	6,838,500
Vornado Realty Trust 6.75% Ser. F	200,000	5,038,000
Vornado Realty Trust 6.625% Ser. G	400,000	9,944,000

TOTAL PREFERRED STOCKS
(Cost $44,756,963)		48,727,149

	PRINCIPAL
	AMOUNT
CORPORATE BONDS - 0.2%
Leucadia National 3.75% Conv. Senior Note due 4/15/14	$3,000,000	4,305,000
Level 3 Communications 6.00% Conv. Sub. Deb due 9/15/09	5,000,000	4,850,000
Levi Strauss & Co. 12.25% Senior Note due 12/15/12	1,000,000	1,097,500
Mueller Industries 6.00% Sub. Deb. due 11/1/14	1,088,000	1,022,720

TOTAL CORPORATE BONDS
(Cost $8,425,854)		11,275,220

GOVERNMENT BONDS - 2.1%
(Principal Amount shown in Canadian dollars)
Canada 4.50%, due 9/1/07	50,000,000	43,342,572
Canada 4.25%, due 9/1/08	50,000,000	43,417,930
Canada 5.50%, due 6/1/09	24,000,000	21,436,397
Canada 5.50%, due 6/1/10	24,000,000	21,703,525

TOTAL GOVERNMENT BONDS
(Cost $123,147,048)		129,900,424

U.S TREASURY OBLIGATIONS - 1.6%
U.S Treasury Notes 3.25%, due 8/15/08	100,000,000	97,984,400

TOTAL U.S TREASURY OBLIGATIONS
(Cost $99,778,407)		97,984,400

REPURCHASE AGREEMENTS - 4.8%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $103,785,090 (collateralized by obligations of various U.S. Government Agencies, valued at $106,338,825)
(Cost $103,741,000)		103,741,000

Lehman Brothers (Tri-Party), 5.20% dated 3/30/07, due 4/2/07, maturity value $195,084,500 (collateralized by obligations of various U.S. Government Agencies, valued at $198,987,719)
(Cost $195,000,000)		195,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $298,741,000)		298,741,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 0.3%
U.S. Treasury Bonds 2.375%-12.00% due 11/15/12-8/15/28	9,510,831	9,597,665
U.S. Treasury Notes 3.25%-6.00% due 8/15/07-12/15/09	11,670,908	11,909,563
U.S. Treasury Strip-Interest due 2/15/23	684,114	684,114
U.S. Treasury Strip-Principal due 5/15/17-11/15/21	399	399

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $22,191,741)		22,191,741

TOTAL INVESTMENTS - 100.5%
(Cost $4,621,927,874)		6,231,920,730

LIABILITIES LESS CASH AND OTHER ASSETS - (0.5)%		(32,689,024)

NET ASSETS - 100.0%		$6,199,231,706

SCHEDULES OF INVESTMENTS
ROYCE HERITAGE FUND
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 88.2%
	SHARES	VALUE
Consumer Products - 1.9%
Apparel and Shoes - 1.1%
Polo Ralph Lauren Cl. A	8,300	$731,645
True Religion Apparel [a]	33,600	545,664

		1,277,309

Home Furnishing and Appliances - 0.5%
Furniture Brands International	35,600	561,768

Other Consumer Products - 0.3%
LoJack Corporation [a]	19,200	364,416

Total		2,203,493

Consumer Services - 3.6%
Restaurants and Lodgings - 0.5%
Cosi [a]	90,500	504,990

Retail Stores - 1.3%
Children’s Place Retail Stores [a]	6,700	373,592
Claire’s Stores	18,400	591,008
Hot Topic [a]	8,400	93,240
Pep Boys- Manny, Moe & Jack	20,900	398,981

		1,456,821

Other Consumer Services - 1.8%
Corinthian Colleges [a]	16,800	231,000
MoneyGram International	25,100	696,776
Universal Technical Institute [a]	47,300	1,091,684

		2,019,460

Total		3,981,271

Financial Intermediaries - 4.9%
Banking - 1.9%
Intervest Bancshares [a]	13,100	375,970
Nexity Financial [a]	34,300	401,310
NexCen Brands [a]	62,300	618,016
Peapack-Gladstone Financial	22,500	685,575

		2,080,871

Insurance - 0.2%
American Equity Investment Life Holding Company	12,500	164,125

Real Estate Investment Trusts - 1.1%
Capital Trust Cl. A	9,300	423,801
KKR Financial	30,200	828,386

		1,252,187

Securities Brokers - 1.7%
FCStone Group [a]	10,300	384,396
International Assets Holding [a]	30,900	863,037
Jefferies Group	15,900	460,305
KBW [a]	6,000	208,560

		1,916,298

Total		5,413,481

Financial Services - 12.7%
Information and Processing - 2.4%
eFunds Corporation [a]	29,900	797,134
Morningstar [a]	12,900	666,156
SEI Investments	20,000	1,204,600

		2,667,890

Insurance Brokers - 2.6%
Brown & Brown	50,000	1,352,500
Crawford & Company Cl. A	10,000	55,500
eHealth [a]	16,500	388,575
Gallagher (Arthur J.) & Co.	28,000	793,240
Health Benefits Direct [a]	95,300	266,840

		2,856,655

Investment Management - 6.8%
Affiliated Managers Group [a]	400	43,340
AllianceBernstein Holding L.P.	55,000	4,867,500
Federated Investors Cl. B	21,700	796,824
Highbury Financial [a]	131,300	751,036
Highbury Financial (Warrants) [a]	222,600	255,990
Nuveen Investments Cl. A	17,200	813,560

		7,528,250

Other Financial Services - 0.9%
Chardan North China Acquisition [a]	65,500	518,760
Chardan North China Acquisition (Warrants) [a]	179,000	519,100

		1,037,860

Total		14,090,655

Health - 8.9%
Commercial Services - 1.0%
First Consulting Group [a]	117,700	1,071,070

Drugs and Biotech - 4.3%
Caraco Pharmaceutical Laboratories [a]	46,600	567,588
Endo Pharmaceuticals Holdings [a]	20,400	599,760
Hi-Tech Pharmacal [a]	45,381	505,998
Lannett Company [a]	17,320	89,198
Origin Agritech [a]	101,400	902,460
Perrigo Company	74,800	1,320,968
Strategic Diagnostics [a]	160,100	819,712

		4,805,684

Health Services - 1.7%
Alliance Imaging [a]	80,600	703,638
HealthSouth Corporation [a]	10,000	210,100
Res-Care [a]	56,210	983,675

		1,897,413

Medical Products and Devices - 1.9%
Arrow International	33,500	1,077,360
Cutera [a]	14,700	531,993
Golden Meditech Company [a]	307,000	123,766
IRIDEX Corporation [a]	48,500	426,800

		2,159,919

Total		9,934,086

Industrial Products - 11.8%
Construction Materials - 0.4%
Universal Forest Products	9,400	465,770

Machinery - 4.3%
Alamo Group	300	6,963
Flow International [a]	45,700	490,818
Franklin Electric	7,000	325,500
Hurco Companies [a]	4,700	201,395
Lincoln Electric Holdings	14,400	857,664
Rofin-Sinar Technologies [a]	18,900	1,118,502
Tennant Company	33,000	1,039,170
Woodward Governor	16,800	691,656

		4,731,668

Metal Fabrication and Distribution - 3.1%
Commercial Metals	26,900	843,315
Haynes International [a]	9,590	699,399
Insteel Industries	41,220	692,084
Kaydon Corporation	13,800	587,328
Schnitzer Steel Industries Cl. A	15,000	602,550

		3,424,676

Specialty Chemicals and Materials - 2.7%
Aceto Corporation	54,150	427,785
Foamex International [a]	211,408	1,109,892
ICO [a]	64,800	397,872
MacDermid	23,400	815,958
Zoltek Companies [a]	6,400	223,552

		2,975,059

Other Industrial Products - 1.3%
Brady Corporation Cl. A	34,600	1,079,520
Raven Industries	15,000	420,750

		1,500,270

Total		13,097,443

Industrial Services - 10.7%
Advertising and Publishing - 1.2%
Harris Interactive [a]	87,800	529,434
Journal Register	78,200	466,072
MDC Partners Cl. A [a]	42,400	327,752

		1,323,258

Commercial Services - 3.8%
Adesa	20,700	571,941
Alliance Data Systems [a]	11,800	727,116
Copart [a]	20,000	560,200
eResearch Technology [a]	25,000	196,500
Global Sources [a]	21,816	305,200
Grupo Aeroportuario del Sureste ADR	12,700	599,694
Intersections [a]	30,800	309,540
MPS Group [a]	33,000	466,950
Metalico [a]	105,300	495,963

		4,233,104

Engineering and Construction - 1.4%
Foster Wheeler [a]	17,300	1,010,147
Hanfeng Evergreen [a]	89,800	602,815

		1,612,962

Food and Tobacco Processors - 0.5%
Sunopta [a]	44,070	524,433

Industrial Distribution - 1.6%
Ritchie Bros. Auctioneers	31,000	1,814,120

Transportation and Logistics - 2.2%
ABX Air [a]	79,500	544,575
Dynamex [a]	16,500	419,760
Midwest Air Group [a]	29,800	402,598
UTI Worldwide	18,000	442,440
Universal Truckload Services [a]	24,900	602,829

		2,412,202

Total		11,920,079

Natural Resources - 5.2%
Energy Services - 3.3%
Carbo Ceramics	16,800	782,040
Green Plains Renewable Energy [a]	20,200	427,028
Hercules Offshore [a]	14,600	383,396
Universal Compression Holdings [a]	17,600	1,191,168
Willbros Group [a]	39,200	883,568

		3,667,200

Oil and Gas - 1.3%
CE Franklin [a]	46,360	431,148
Edge Petroleum [a]	50,000	626,000
Petrohawk Energy [a]	30,500	401,685

		1,458,833

Precious Metals and Mining - 0.6%
Northgate Minerals [a]	193,300	670,751

Total		5,796,784

Technology - 23.8%
Aerospace and Defense - 2.4%
Armor Holdings [a]	11,700	787,761
HEICO Corporation Cl. A	9,200	288,420
Integral Systems	50,700	1,225,419
TVI Corporation [a]	244,150	373,550

		2,675,150

Components and Systems - 4.7%
Acacia Research-Acacia Technologies [a]	112,750	1,783,705
DDi Corporation [a]	76,100	520,524
Newport Corporation [a]	34,500	564,765
Richardson Electronics	126,700	1,183,378
Technitrol	42,800	1,120,932

		5,173,304

Distribution - 1.4%
Anixter International [a]	12,500	824,250
China 3C Group [a]	119,200	749,768

		1,574,018

Internet Software and Services - 1.0%
CNET Networks [a]	53,700	467,727
Jupitermedia Corporation [a]	100,000	662,000

		1,129,727

IT Services - 3.0%
BearingPoint [a]	122,300	936,818
Forrester Research [a]	30,000	850,800
MAXIMUS	8,600	296,528
Perot Systems Cl. A [a]	50,000	893,500
Sapient Corporation [a]	54,800	375,928

		3,353,574

Semiconductors and Equipment - 5.5%
Cognex Corporation	38,500	834,295
Cohu	16,200	304,560
Diodes [a]	33,900	1,181,415
Dolby Laboratories Cl. A [a]	25,500	880,005
Exar Corporation [a]	87,550	1,159,162
Integrated Device Technology [a]	41,500	639,930
Jazz Technologies (Units) [a]	80,000	452,000
OmniVision Technologies [a]	26,600	344,736
Supertex [a]	8,800	292,248

		6,088,351

Software - 3.3%
Advent Software [a]	15,000	523,050
BEA Systems [a]	43,630	505,672
OpenTV Cl. A [a]	298,600	731,570
SkillSoft [a]	188,700	1,577,532
TeleCommunication Systems Cl. A [a]	2,000	7,440
Trintech Group ADR [a]	83,700	333,126

		3,678,390

Telecommunications - 2.5%
ADC Telecommunications [a]	33,100	554,094
ADTRAN	30,400	740,240
Comtech Telecommunications [a]	11,300	437,649
Inter-Tel	7,000	165,480
Intervoice [a]	2,300	15,272
MasTec [a]	37,700	415,077
Radyne [a]	55,400	505,248

		2,833,060

Total		26,505,574

Miscellaneous [e] - 4.7%
Total		5,216,316

TOTAL COMMON STOCKS
(Cost $80,707,543)		98,159,182

PREFERRED STOCK - 1.0%
Edge Petroleum 5.75% Ser. A Conv.	20,600	1,036,180

TOTAL PREFERRED STOCK
(Cost $1,030,000)		1,036,180

REPURCHASE AGREEMENT - 10.5%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $11,709,975 (collateralized by obligations of various U.S. Government Agencies, valued at $11,999,775)
(Cost $11,705,000)		11,705,000

TOTAL INVESTMENTS - 99.7%
(Cost $93,442,543)		110,900,362

CASH AND OTHER ASSETS LESS LIABILITIES - 0.3%		347,112

NET ASSETS - 100.0%		$111,247,474

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 92.4%
	SHARES	VALUE
Consumer Products - 4.8%
Apparel and Shoes - 2.4%
Bernard Chaus [a]	853,458	$921,735
dELiA*s [a,c]	765,750	7,029,585
Hanesbrands [a,c]	599,600	17,622,244
Hartmarx Corporation [a,c]	1,233,600	9,128,640
Kellwood Company	421,200	12,353,796
Warnaco Group (The) [a]	494,579	14,046,044

		61,102,044

Home Furnishing and Appliances - 1.0%
American Technology [a,c]	743,700	2,959,926
Bassett Furniture Industries	187,800	2,764,416
Furniture Brands International	700,000	11,046,000
La-Z-Boy	814,200	10,079,796

		26,850,138

Publishing - 1.1%
McClatchy Company (The) Cl. A	314,900	9,953,989
Media General Cl. A	109,700	4,186,152
Scholastic Corporation [a]	496,700	15,447,370

		29,587,511

Other Consumer Products - 0.3%
Universal Electronics [a]	239,200	6,664,112

Total		124,203,805

Consumer Services - 8.2%
Direct Marketing - 0.2%
Alloy [a]	399,700	4,748,436

Leisure and Entertainment - 1.2%
Carmike Cinemas [c]	325,274	7,546,357
Regal Entertainment Group Cl. A	688,600	13,682,482
Steinway Musical Instruments [a]	306,300	9,884,301

		31,113,140

Media and Broadcasting - 0.8%
Ballantyne of Omaha [a]	239,400	1,220,940
Cox Radio Cl. A [a,c]	812,200	11,086,530
Emmis Communications Cl. A	799,300	6,746,092

		19,053,562

Restaurants and Lodgings - 0.9%
Landry’s Restaurants	568,300	16,821,680
Rubio’s Restaurants [a,b,c]	632,700	7,225,434

		24,047,114

Retail Stores - 4.7%
Bakers Footwear Group [a,b]	467,366	4,243,683
Bombay Company (The) [a,c]	1,432,100	1,747,162
Conn’s [a,c]	382,287	9,461,603
Cost Plus [a,c]	619,200	6,192,000
Dillard’s Cl. A	329,700	10,791,081
Fred’s Cl. A	584,300	8,589,210
Gander Mountain [a,c]	165,916	1,851,623
Krispy Kreme Doughnuts [a,c]	1,290,200	13,147,138
MarineMax [a,c]	461,900	10,706,842
Pacific Sunwear of California [a,c]	501,100	10,437,913
Restoration Hardware [a,c]	1,237,586	8,118,564
REX Stores [a,b,c]	549,400	8,988,184
Saks	575,200	11,987,168
Tuesday Morning	303,000	4,496,520
West Marine [a,c]	508,944	9,267,870
Wilsons The Leather Experts [a]	556,100	834,150

		120,860,711

Other Consumer Services - 0.4%
Autobytel [a,c]	1,319,829	4,672,195
Lincoln Educational Services [a,c]	454,100	6,452,761

		11,124,956

Total		210,947,919

Financial Intermediaries - 3.0%
Banking - 1.6%
Cascade Financial	142,575	2,482,231
Centennial Bank Holdings [a,c]	679,601	5,878,549
Community Capital Bancshares	56,881	639,911
Fremont General	300,600	2,083,158
Great Lakes Bancorp [a]	459,600	5,515,200
NetBank [c]	543,700	1,201,577
NexCen Brands [a,c]	1,244,740	12,347,821
Pacific Mercantile Bancorp [a]	104,900	1,489,580
Superior Bancorp [a]	186,400	2,013,120
Texas Capital Bancshares [a,c]	317,800	6,514,900

		40,166,047

Insurance - 1.2%
American Equity Investment Life Holding Company	539,660	7,085,736
FBL Financial Group Cl. A	84,900	3,322,137
Horace Mann Educators	518,500	10,655,175
Meadowbrook Insurance Group [a,c]	337,000	3,703,630
RAM Holdings [a]	404,500	6,168,625

		30,935,303

Securities Brokers - 0.2%
Evercore Partners Cl. A [a,c]	210,400	6,562,376

Total		77,663,726

Financial Services - 0.4%
Other Financial Services - 0.4%
Advanta Corporation Cl. B	220,928	9,685,484
Doral Financial [c]	747,400	1,225,736

Total		10,911,220

Health - 5.4%
Drugs and Biotech - 1.7%
Cambrex Corporation	690,100	16,976,460
Invitrogen Corporation [a,c]	255,500	16,262,575
Par Pharmaceutical Companies [a,c]	438,000	11,002,560

		44,241,595

Health Services - 2.2%
AMICAS [a]	792,236	2,249,950
Albany Molecular Research [a,c]	1,024,200	10,088,370
Allion Healthcare [a,b,c]	1,086,200	4,431,696
Kindred Healthcare [a,c]	413,300	13,547,974
LifePoint Hospitals [a]	414,200	15,830,724
Medical Staffing Network Holdings [a]	855,900	5,434,965
QuadraMed [a,c]	599,400	1,822,176
Quovadx [a]	1,623,304	4,139,425

		57,545,280

Medical Products and Devices - 1.5%
Del Global Technologies [a]	578,648	1,157,296
Digirad Corporation [a,b,c]	1,015,122	4,679,712
HealthTronics [a,c]	969,300	5,224,527
Home Diagnostics [a]	364,550	3,937,140
New Brunswick Scientific [a]	389,874	3,146,283
Orthofix International [a,c]	197,300	10,072,165
Wright Medical Group [a,c]	452,200	10,079,538

		38,296,661

Total		140,083,536

Industrial Products - 23.1%
Automotive - 0.6%
Cooper Tire & Rubber	840,800	15,378,232

Building Systems and Components - 0.3%
Lennox International	170,800	6,097,560
Modtech Holdings [a,c]	657,701	2,065,181

		8,162,741

Construction Materials - 0.7%
Apogee Enterprises	549,335	11,008,673
Trex Company [a]	368,600	7,935,958

		18,944,631

Industrial Components - 4.5%
American Technical Ceramics [a,c]	336,700	4,676,763
Barnes Group	736,200	16,939,962
CTS Corporation	569,600	7,871,872
Crane Company	440,500	17,805,010
Deswell Industries	286,898	3,342,362
Gerber Scientific [a,c]	1,139,700	12,092,217
GrafTech International [a,c]	1,718,860	15,607,249
Hawk Corporation Cl. A [a,b]	474,300	4,695,570
Planar Systems [a,c]	711,055	6,164,847
Timken Company (The)	506,700	15,358,077
Zygo Corporation [a]	738,655	11,825,867

		116,379,796

Machinery - 4.9%
AGCO Corporation [a,c]	270,500	10,000,385
Astec Industries [a]	277,475	11,168,369
Baldwin Technology Cl. A [a]	703,100	3,515,500
EnPro Industries [a,c]	187,100	6,744,955
FEI Company [a,c]	299,600	10,803,576
Flow International [a]	1,145,686	12,304,668
Gardner Denver [a,c]	265,400	9,249,190
Hurco Companies [a]	241,450	10,346,132
Intermec [a,c]	287,200	6,416,048
Keithley Instruments	463,400	7,085,386
LeCroy Corporation [a,b]	703,700	5,875,895
Mueller Water Products Cl. B	336,675	4,508,078
PAXAR Corporation [a]	270,500	7,763,350
Robbins & Myers	388,500	14,487,165
Thermadyne Holdings [a,c]	421,500	4,906,260

		125,174,957

Metal Fabrication and Distribution - 2.8%
Carpenter Technology	129,700	15,662,572
Chaparral Steel	169,400	9,853,998
Commercial Metals	200,900	6,298,215
Haynes International [a]	251,600	18,349,188
Insteel Industries	563,084	9,454,180
NN	411,308	5,137,237
Northwest Pipe [a]	160,000	6,372,800

		71,128,190

Paper and Packaging - 0.7%
Chesapeake Corporation	758,500	11,453,350
Graphic Packaging [a,c]	1,515,900	7,185,366

		18,638,716

Pumps, Valves and Bearings - 0.6%
CIRCOR International	441,800	15,772,260

Specialty Chemicals and Materials - 4.3%
Aceto Corporation [b]	1,220,952	9,645,521
Calgon Carbon [a,c]	1,011,800	8,408,058
Chemtura Corporation	721,700	7,888,181
Cytec Industries	182,000	10,235,680
Lydall [a]	682,400	10,843,336
Material Sciences [a]	574,100	5,729,518
Park Electrochemical	500,000	13,560,000
Penford Corporation	340,400	6,855,656
PolyOne Corporation [a,c]	736,200	4,490,820
Quaker Chemical	343,500	8,178,735
SGL Carbon ADR [a]	520,100	5,669,090
Spartech Corporation	476,400	13,977,576
Terra Industries [a]	377,900	6,613,250

		112,095,421

Textiles - 0.9%
Albany International Cl. A	402,000	14,447,880
Dixie Group [a]	443,566	5,336,099
Unifi [a]	943,700	2,717,856

		22,501,835

Other Industrial Products - 2.8%
Cherokee International [a,c]	408,500	2,303,940
Ferro Corporation	728,100	15,734,241
Interface Cl. A [a]	649,800	10,390,302
Koppers Holdings	291,000	7,467,060
Maxwell Technologies [a]	628,600	7,870,072
Tredegar Corporation	151,500	3,452,685
Trinity Industries	257,550	10,796,496
Walter Industries	598,779	14,819,780

		72,834,576

Total		597,011,355

Industrial Services - 7.5%
Advertising and Publishing - 1.0%
Harris Interactive [a,c]	1,320,300	7,961,409
Journal Register	1,354,800	8,074,608
MDC Partners Cl. A [a]	646,000	4,993,580
ValueClick [a,c]	207,076	5,410,896

		26,440,493

Commercial Services - 1.5%
Anacomp Cl. A [a]	105,000	855,750
Carreker Corporation [a]	177,269	1,421,697
Gevity HR	558,800	11,030,712
Rentrak Corporation [a]	310,800	4,857,804
TRC Companies [a,b,c]	1,111,500	11,215,035
Xanser Corporation [a,c]	1,672,700	9,199,850

		38,580,848

Engineering and Construction - 1.4%
Champion Enterprises [a,c]	631,900	5,560,720
Comstock Homebuilding Cl. A [a,b,c]	732,730	2,967,556
Fleetwood Enterprises [a,c]	1,091,900	8,636,929
M.D.C. Holdings	108,200	5,201,174
Matrix Service [a]	673,200	13,618,836

		35,985,215

Food and Tobacco Processors - 0.5%
Galaxy Nutritional Foods [a,b]	959,100	690,552
Sunopta [a,c]	895,950	10,661,805

		11,352,357

Printing - 0.5%
Bowne & Co.	760,600	11,964,238

Transportation and Logistics - 2.6%
ABX Air [a]	1,211,400	8,298,090
AirTran Holdings [a,c]	811,000	8,328,970
Atlas Air Worldwide Holdings [a,c]	144,480	7,618,430
DryShips	590,473	13,303,357
Frontier Airlines Holdings [a,c]	964,200	5,794,842
Mesa Air Group [a,c]	979,100	7,372,623
Overseas Shipholding Group	137,800	8,626,280
YRC Worldwide [a,c]	215,227	8,656,430

		67,999,022

Total		192,322,173

Natural Resources - 3.4%
Energy Services - 1.5%
Global Industries [a,c]	693,601	12,685,962
Hercules Offshore [a,c]	166,000	4,359,160
Horizon Offshore [a,c]	637,040	9,211,598
Newpark Resources [a,c]	1,684,800	11,877,840

		38,134,560

Oil and Gas - 1.4%
Bronco Drilling [a,c]	306,212	5,073,933
Pengrowth Energy Trust	682,500	11,513,775
Pioneer Drilling [a,c]	592,300	7,516,287
TODCO [a]	296,550	11,959,861

		36,063,856

Precious Metals and Mining - 0.5%
Century Aluminum [a,c]	293,206	13,745,497

Total		87,943,913

Technology - 34.6%
Aerospace and Defense - 4.9%
Applied Signal Technology	392,264	7,033,294
BE Aerospace [a,c]	490,200	15,539,340
CPI Aerostructures [a,b]	305,100	2,092,986
Ducommun [a]	442,600	11,388,098
EDO Corporation	553,500	14,501,700
Esterline Technologies [a,c]	334,500	13,737,915
GenCorp [a]	985,000	13,632,400
Herley Industries [a,c]	344,798	5,385,745
Hexcel Corporation [a,c]	851,000	16,892,350
Kaman Corporation	666,152	15,528,003
Teledyne Technologies [a,c]	304,600	11,404,224

		127,136,055

Components and Systems - 5.7%
Analogic Corporation	241,200	15,166,656
Belden CDT	78,550	4,209,494
Celestica [a,c]	751,300	4,605,469
Concurrent Computer [a,c]	1,242,573	1,950,840
Cray [a,c]	838,835	11,567,535
Dot Hill Systems [a,c]	1,484,170	5,417,220
Hypercom Corporation [a,c]	1,242,600	7,405,896
InFocus Corporation [a]	903,209	2,528,985
Interlink Electronics [a,b,c]	800,775	2,482,403
Interphase Corporation [a,b,c]	392,400	4,379,184
Iomega Corporation [a]	1,839,500	6,898,125
KEMET Corporation [a,c]	963,200	7,368,480
Lantronix [a,c]	1,114,098	1,782,557
Mercury Computer Systems [a,c]	601,793	8,346,869
Merix Corporation [a]	936,000	7,693,920
OSI Systems [a,c]	561,195	14,837,996
Performance Technologies [a,c]	268,000	1,342,680
Printronix [b]	356,981	4,944,187
SCM Microsystems [a,b,c]	894,420	3,828,118
Sigmatron International [a,b,c]	284,900	2,487,177
Sparton Corporation [a]	375,997	3,068,136
Spectrum Control [a]	526,200	6,472,260
TTM Technologies [a,c]	606,800	5,788,872
Vishay Intertechnology [a]	867,200	12,123,456

		146,696,515

Distribution - 0.8%
Bell Industries [a,b]	468,100	2,317,095
Bell Microproducts [a,c]	894,268	5,723,315
Benchmark Electronics [a]	606,250	12,525,125
Data I/O Corporation [a]	372,700	1,326,812

		21,892,347

Internet Software and Services - 3.4%
EarthLink [a,c]	1,115,100	8,195,985
InfoSpace [a,c]	544,900	13,987,583
Interwoven [a]	728,640	12,314,016
Jupitermedia Corporation [a,c]	399,400	2,644,028
Lionbridge Technologies [a,c]	1,347,010	6,856,281
LookSmart [a]	827,480	3,169,248
MIVA [a,c]	1,454,224	5,584,220
1-800-Flowers.com Cl. A [a,c]	1,173,900	9,132,942
RealNetworks [a,c]	1,076,615	8,451,428
SupportSoft [a]	1,437,000	8,104,680
Tumbleweed Communications [a,c]	580,400	1,776,024
Vignette Corporation [a]	364,145	6,762,173

		86,978,608

IT Services - 0.7%
CIBER [a,c]	1,213,723	9,552,000
Computer Task Group [a,b]	1,099,500	4,958,745
Keane [a]	213,800	2,903,404

		17,414,149

Semiconductors and Equipment - 7.1%
Actel Corporation [a,c]	491,397	8,117,878
Advanced Energy Industries [a,c]	269,000	5,659,760
ANADIGICS [a,c]	1,093,000	12,919,260
BTU International [a,c]	144,000	1,440,000
Brooks Automation [a,c]	650,200	11,150,930
California Micro Devices [a,b]	1,297,600	6,072,768
Cascade Microtech [a]	231,863	3,304,048
Cohu	329,400	6,192,720
Cypress Semiconductor [a]	652,000	12,094,600
Electroglas [a,b,c]	1,350,527	2,863,117
FSI International [a]	246,600	1,102,302
Fairchild Semiconductor International [a,c]	561,200	9,383,264
GSI Group [a]	1,309,000	12,972,190
Ikanos Communications [a,c]	334,221	2,596,897
Kulicke & Soffa Industries [a]	925,700	8,562,725
Nanometrics [a,b,c]	1,029,800	6,899,660
PLX Technology [a,c]	463,187	4,511,441
Pericom Semiconductor [a,c]	695,200	6,799,056
Sanmina-SCI Corporation [a,c]	1,290,400	4,671,248
Silicon Storage Technology [a,c]	742,025	3,658,183
TriQuint Semiconductor [a,c]	1,313,900	6,569,500
Varian [a]	228,500	13,312,410
Varian Semiconductor Equipment Associates [a,c]	225,136	12,017,760
Veeco Instruments [a,c]	557,700	10,875,150
White Electronic Designs [a,b]	1,275,290	8,493,431

		182,240,298

Software - 4.7%
Aspen Technology [a,c]	976,700	12,697,100
Avid Technology [a,c]	389,862	13,598,387
Borland Software [a,c]	1,757,650	9,262,815
Bottomline Technologies [a,b,c]	1,238,401	13,498,571
Epicor Software [a,c]	959,206	13,342,555
Evans & Sutherland Computer [a,b]	670,825	2,113,099
JDA Software Group [a,c]	712,803	10,713,429
MSC.Software [a,c]	769,000	10,573,750
Majesco Entertainment [a,b,c]	1,508,786	2,263,179
Moldflow Corporation [a]	238,840	3,589,765
Parametric Technology [a,c]	692,266	13,215,358
QAD	1,093,100	9,947,210
SumTotal Systems [a,c]	568,869	4,539,575
Versant Corporation [a]	139,150	2,358,593

		121,713,386

Telecommunications - 7.3%
ADC Telecommunications [a,c]	660,300	11,053,422
Andrew Corporation [a,c]	947,127	10,030,075
C-COR.net [a]	365,200	5,061,672
Carrier Access [a,c]	1,217,755	6,222,728
Centillium Communications [a]	1,235,223	2,371,628
ClearOne Communications [a,b]	710,344	4,603,029
CommScope [a,c]	187,000	8,022,300
Covad Communications Group [a,c]	1,808,200	2,296,414
EMS Technologies [a,c]	662,529	12,766,934
General Communication Cl. A [a,c]	360,900	5,052,600
Globecomm Systems [a]	457,500	4,895,250
Harmonic [a,c]	1,004,200	9,861,244
Inter-Tel	388,100	9,174,684
MasTec [a,c]	752,800	8,288,328
Network Equipment Technologies [a,b]	1,771,800	17,186,460
Oplink Communications [a,c]	351,801	6,321,864
Optical Cable [a]	263,065	1,399,506
Optical Communication Products [a,c]	1,406,462	1,884,659
Powerwave Technologies [a,c]	1,462,700	8,322,763
Radyne [a,c]	832,900	7,596,048
Symmetricom [a,c]	912,600	7,574,580
Tekelec [a,c]	958,900	14,297,199
Tollgrade Communications [a]	639,534	8,032,547
UTStarcom [a,c]	1,342,000	11,125,180
WJ Communications [a,c]	828,900	1,433,997
Westell Technologies Cl. A [a,c]	1,228,400	2,665,628

		187,540,739

Total		891,612,097

Miscellaneous [e] - 2.0%
Total		52,370,855

TOTAL COMMON STOCKS
(Cost $1,980,005,716)		2,385,070,599

REPURCHASE AGREEMENTS - 7.6%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $71,648,438 (collateralized by obligations of various U.S. Government Agencies, valued at $73,410,225) (Cost $71,618,000)		71,618,000

Lehman Brothers (Tri-Party), 5.20% dated 3/30/07, due 4/2/07, maturity value $125,054,167 (collateralized by obligations of various U.S. Government Agencies, valued at $127,558,996) (Cost $125,000,000)		125,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $196,618,000)		196,618,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 8.3%
Money Market Funds State Street Navigator Securities Lending Prime Portfolio (7 day yield-5.25%)		214,921,611

(Cost $214,921,611)		214,921,611

TOTAL INVESTMENTS - 108.3%
(Cost $2,391,545,327)		2,796,610,210

LIABILITIES LESS CASH AND OTHER ASSETS - (8.3)%		(215,966,212)

NET ASSETS - 100.0%		$2,580,643,998

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 95.7%
	SHARES	VALUE
Consumer Products - 13.8%
Apparel and Shoes - 1.6%
K-Swiss Cl. A	350,000	$9,457,000

Food/Beverage/Tobacco - 3.2%
Lancaster Colony	440,000	19,443,600

Home Furnishing and Appliances - 7.7%
Ethan Allen Interiors	247,500	8,746,650
Graham Corporation [b]	255,100	4,247,415
Mity Enterprises [a,b,c]	201,500	3,848,650
National Presto Industries [b]	483,100	29,778,284

		46,620,999

Sports and Recreation - 0.7%
Escalade	478,200	4,514,208

Other Consumer Products - 0.6%
Koss Corporation	180,020	3,663,407

Total		83,699,214

Consumer Services - 14.8%
Leisure and Entertainment - 0.6%
Bowl America Cl. A	204,100	3,367,650

Restaurants and Lodgings - 4.0%
CEC Entertainment [a]	205,000	8,515,700
Frisch’s Restaurants [a,b]	277,000	10,387,500
Jack in the Box [a,c]	82,900	5,730,877

		24,634,077

Retail Stores - 10.2%
AnnTaylor Stores [a,c]	198,000	7,678,440
Arden Group Cl. A	115,235	15,383,872
BJ’s Wholesale Club [a]	142,400	4,817,392
Claire’s Stores	682,000	21,905,840
Deb Shops	462,500	12,524,500

		62,310,044

Total		90,311,771

Financial Services - 3.4%
Insurance Brokers - 3.4%
Hilb Rogal & Hobbs	420,000	20,601,000

Total		20,601,000

Health - 6.4%
Health Services - 0.4%
National Dentex [a]	160,225	2,255,968

Medical Products and Devices - 5.5%
Atrion Corporation	74,474	6,838,203
Bio-Rad Laboratories Cl. A [a,c]	330,000	23,047,200
STERIS Corporation	138,500	3,678,560

		33,563,963

Personal Care - 0.5%
Regis Corporation	83,000	3,350,710

Total		39,170,641

Industrial Products - 39.4%
Automotive - 2.7%
Bandag Cl. A	156,300	7,891,587
Dorman Products [a,c]	740,000	8,554,400

		16,445,987

Construction Materials - 2.5%
Carlisle Companies	258,000	11,075,940
NCI Building Systems [a,c]	83,100	3,967,194

		15,043,134

Industrial Components - 4.9%
Genlyte Group (The) [a,c]	157,600	11,118,680
Hubbell Cl. B	130,400	6,290,496
Standex International	426,500	12,159,515

		29,568,691

Machinery - 15.4%
Ampco-Pittsburgh	148,000	4,275,720
Applied Industrial Technologies	202,500	4,969,350
Cascade Corporation	291,300	17,443,044
Hurco Companies [a]	144,400	6,187,540
K-Tron International [a,c]	83,435	5,984,793
Kennametal	117,500	7,944,175
Nordson Corporation	120,200	5,584,492
Regal-Beloit	180,100	8,353,038
Rofin-Sinar Technologies [a,c]	360,000	21,304,800
Sun Hydraulics	262,500	7,016,625
Wabtec Corporation	140,200	4,835,498

		93,899,075

Metal Fabrication and Distribution - 6.7%
Carpenter Technology	171,000	20,649,960
Insteel Industries	732,600	12,300,354
Quanex Corporation	185,500	7,855,925

		40,806,239

Paper and Packaging - 0.2%
Greif Cl. A	7,900	877,769

Specialty Chemicals and Materials - 5.5%
Hawkins [b]	547,500	8,103,000
Lubrizol Corporation	185,000	9,533,050
Park Electrochemical	340,900	9,245,208
Schulman (A.)	285,000	6,714,600

		33,595,858

Other Industrial Products - 1.5%
Met-Pro Corporation [b]	637,000	9,255,610

Total		239,492,363

Industrial Services - 11.7%
Commercial Services - 3.5%
Global Imaging Systems [a,c]	454,800	8,868,600
Navigant Consulting [a,c]	240,600	4,754,256
Watson Wyatt Worldwide Cl. A	162,000	7,881,300

		21,504,156

Industrial Distribution - 3.8%
Lawson Products [b]	450,000	17,046,000
Watsco	113,100	5,776,017

		22,822,017

Printing - 3.0%
CSS Industries	489,000	18,327,720

Transportation and Logistics - 1.4%
Arkansas Best	234,200	8,325,810

Total		70,979,703

Natural Resources - 3.1%
Energy Services - 3.1%
Lone Star Technologies [a,c]	285,000	18,818,550

Total		18,818,550

Technology - 2.7%
Components and Systems - 1.8%
Rimage Corporation [a,c]	172,500	4,469,475
Thomas & Betts [a]	133,500	6,517,470

		10,986,945

Semiconductors and Equipment - 0.9%
CyberOptics Corporation [a]	120,600	1,682,370
MKS Instruments [a,c]	151,551	3,867,581

		5,549,951

Total		16,536,896

Miscellaneous [e] - 0.4%
Total		2,517,345

TOTAL COMMON STOCKS
(Cost $405,337,779)		582,127,483

REPURCHASE AGREEMENT - 4.4%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $26,976,460 (collateralized by obligations of various U.S. Government Agencies, valued at $27,642,684) (Cost $26,965,000)		26,965,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 7.0%
Money Market Funds AIM Liquid Assets Institutional Fund (7 day yield-5.20%)
(Cost $42,758,863)		42,758,863

TOTAL INVESTMENTS - 107.1%
(Cost $475,061,642)		651,851,346

LIABILITIES LESS CASH AND OTHER ASSETS - (7.1)%		(43,353,557)

NET ASSETS - 100.0%		$608,497,789

SCHEDULES OF INVESTMENTS
ROYCE VALUE FUND
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 89.0%
	SHARES	VALUE
Consumer Products - 8.5%
Apparel and Shoes - 2.9%
K-Swiss Cl. A	41,800	$1,129,436
Timberland Company Cl. A [a]	233,200	6,070,196
Tween Brands [a]	375,300	13,405,716

		20,605,348

Home Furnishing and Appliances - 1.1%
Ethan Allen Interiors	150,600	5,322,204
Select Comfort [a]	150,000	2,670,000

		7,992,204

Sports and Recreation - 2.0%
Thor Industries	294,100	11,584,599
Winnebago Industries	91,300	3,070,419

		14,655,018

Other Consumer Products - 2.5%
RC2 Corporation [a]	443,284	17,904,241

Total		61,156,811

Consumer Services - 6.7%
Direct Marketing - 0.7%
Nu Skin Enterprises Cl. A	292,500	4,832,100

Leisure and Entertainment - 1.1%
International Speedway Cl. A	157,200	8,127,240

Restaurants and Lodgings - 0.9%
Applebee’s International	121,600	3,013,248
CEC Entertainment [a]	81,100	3,368,894

		6,382,142

Retail Stores - 3.4%
Buckle (The)	318,800	11,381,160
Claire’s Stores	179,100	5,752,692
Finish Line (The) Cl. A	583,700	7,354,620

		24,488,472

Other Consumer Services - 0.6%
Corinthian Colleges [a]	202,500	2,784,375
Universal Technical Institute [a]	80,400	1,855,632

		4,640,007

Total		48,469,961

Financial Intermediaries - 4.2%
Insurance - 1.7%
Assured Guaranty	269,600	7,365,472
Security Capital Assurance	163,400	4,612,782

		11,978,254

Securities Brokers - 2.5%
Knight Capital Group Cl. A [a]	1,160,900	18,388,656

Total		30,366,910

Financial Services - 2.0%
Information and Processing - 1.0%
eFunds Corporation [a]	272,300	7,259,518

Investment Management - 1.0%
Federated Investors Cl. B	196,000	7,197,120

Total		14,456,638

Health - 4.1%
Drugs and Biotech - 3.5%
Alpharma Cl. A	215,900	5,198,872
Endo Pharmaceuticals Holdings [a]	425,900	12,521,460
Sciele Pharma [a]	19,900	471,232
ViroPharma [a]	488,300	7,007,105

		25,198,669

Medical Products and Devices - 0.6%
Vital Signs	88,045	4,576,579

Total		29,775,248

Industrial Products - 23.1%
Building Systems and Components - 2.0%
Drew Industries [a]	166,000	4,760,880
Simpson Manufacturing	310,700	9,581,988

		14,342,868

Construction Materials - 1.0%
Eagle Materials	163,800	7,310,394

Machinery - 5.1%
Graco	186,000	7,283,760
Kennametal	112,500	7,606,125
Lincoln Electric Holdings	120,900	7,200,804
Rofin-Sinar Technologies [a]	124,372	7,360,335
Woodward Governor	177,500	7,307,675

		36,758,699

Metal Fabrication and Distribution - 13.6%
Chaparral Steel	244,500	14,222,565
IPSCO	165,500	21,746,700
Metal Management	273,431	12,632,512
Quanex Corporation	186,700	7,906,745
Reliance Steel & Aluminum	310,200	15,013,680
Schnitzer Steel Industries Cl. A	360,200	14,469,234
Steel Dynamics	285,600	12,337,920

		98,329,356

Specialty Chemicals and Materials - 1.4%
Westlake Chemical	393,800	10,691,670

Total		167,432,987

Industrial Services - 5.9%
Commercial Services - 3.3%
Heidrick & Struggles International [a]	256,500	12,427,425
Korn/Ferry International [a]	498,800	11,442,472

		23,869,897

Transportation and Logistics - 2.6%
Arkansas Best	324,000	11,518,200
Heartland Express	452,000	7,177,760

		18,695,960

Total		42,565,857

Natural Resources - 25.3%
Energy Services - 8.1%
Ensign Energy Services	885,900	14,848,129
Oil States International [a]	379,600	12,181,364
Pason Systems	124,000	1,538,051
Patterson-UTI Energy	318,000	7,135,920
RPC	465,700	7,758,562
Trican Well Service	755,900	14,960,862

		58,422,888

Oil and Gas - 7.9%
Cimarex Energy	395,000	14,622,900
St. Mary Land & Exploration	378,300	13,876,044
Superior Well Services [a]	437,902	10,006,061
Unit Corporation [a]	373,275	18,883,982

		57,388,987

Precious Metals and Mining - 9.3%
Agnico-Eagle Mines	260,300	9,219,826
Gammon Lake Resources [a]	431,800	7,629,906
Ivanhoe Mines [a]	1,687,500	19,372,500
Meridian Gold [a]	322,800	8,241,084
Pan American Silver [a]	367,700	10,880,243
Silver Standard Resources [a]	333,800	11,636,268

		66,979,827

Total		182,791,702

Technology - 6.6%
Distribution - 1.4%
CDW Corporation	168,300	10,338,669

IT Services - 1.3%
MAXIMUS	45,300	1,561,944
Perot Systems Cl. A [a]	441,500	7,889,605

		9,451,549

Semiconductors and Equipment - 0.5%
Fairchild Semiconductor International [a]	227,300	3,800,456

Software - 1.0%
ManTech International Cl. A [a]	215,900	7,213,219

Telecommunications - 2.4%
ADTRAN	303,500	7,390,225
Foundry Networks [a]	158,200	2,146,774
NETGEAR [a]	269,435	7,686,981

		17,223,980

Total		48,027,873

Miscellaneous [e] - 2.6%
Total		18,888,827

TOTAL COMMON STOCKS
(Cost $581,720,697)		643,932,814

REPURCHASE AGREEMENTS - 11.3%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $26,793,382 (collateralized by obligations of various U.S. Government Agencies, valued at $27,455,438)
(Cost $26,782,000)		26,782,000

Lehman Brothers (Tri-Party), 5.20% dated 3/30/07, due 4/2/07, maturity value $55,023,833 (collateralized by obligations of various U.S. Government Agencies, valued at $56,127,518)
(Cost $55,000,000)		55,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $81,782,000)		81,782,000

TOTAL INVESTMENTS - 100.3%
(Cost $663,502,697)		725,714,814

LIABILITIES LESS CASH AND OTHER ASSETS - (0.3)%		(2,266,625)

NET ASSETS - 100.0%		$723,448,189

SCHEDULES OF INVESTMENTS
ROYCE VALUE PLUS FUND
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 88.9%
	SHARES	VALUE
Consumer Products - 2.8%
Apparel and Shoes - 0.9%
Gildan Activewear [a]	353,200	$20,785,820

Home Furnishing and Appliances - 0.8%
Select Comfort [a]	979,300	17,431,540

Sports and Recreation - 0.8%
Thor Industries	420,700	16,571,373

Other Consumer Products - 0.3%
Fossil [a]	216,000	5,717,520

Total		60,506,253

Consumer Services - 7.8%
Direct Marketing - 0.2%
Nu Skin Enterprises Cl. A	283,300	4,680,116

Leisure and Entertainment - 1.6%
DreamWorks Animation SKG Cl. A [a]	707,700	21,641,466
International Speedway Cl. A	230,400	11,911,680

		33,553,146

Restaurants and Lodgings - 0.8%
Cosi [a,b]	3,025,800	16,883,964

Retail Stores - 3.4%
A.C. Moore Arts & Crafts [a]	665,100	14,193,234
Christopher & Banks	1,388,400	27,032,148
The Men’s Wearhouse	462,100	21,741,805
Pacific Sunwear of California [a]	544,000	11,331,520

		74,298,707

Other Consumer Services - 1.8%
NutriSystem [a]	397,300	20,822,493
Universal Technical Institute [a]	803,400	18,542,472

		39,364,965

Total		168,780,898

Financial Intermediaries - 4.7%
Banking - 1.2%
Bancorp (The) [a]	514,900	13,387,400
Enterprise Financial Services	406,100	11,370,800

		24,758,200

Insurance - 0.6%
Assured Guaranty	497,500	13,591,700

Securities Brokers - 1.5%
Knight Capital Group Cl. A [a]	2,040,400	32,319,936

Other Financial Intermediaries - 1.4%
MarketAxess Holdings [a]	805,000	13,475,700
TSX Group	396,900	16,931,421

		30,407,121

Total		101,076,957

Financial Services - 1.4%
Information and Processing - 1.1%
eFunds Corporation [a]	871,300	23,228,858

Investment Management - 0.3%
Nuveen Investments Cl. A	132,000	6,243,600

Total		29,472,458

Health - 9.9%
Drugs and Biotech - 6.6%
Alpharma Cl. A	594,200	14,308,336
Biosite [a]	190,500	15,996,285
Draxis Health [a]	575,000	3,726,000
Dyax Corporation [a,b]	2,591,060	10,675,167
Elan Corporation ADR [a]	607,700	8,076,333
Endo Pharmaceuticals Holdings [a]	650,000	19,110,000
NUCRYST Pharmaceuticals [a,b]	1,140,300	4,629,618
Perrigo Company	797,100	14,076,786
Pharmanet Development Group [a]	921,000	23,946,000
Theratechnologies [a]	1,814,000	13,104,166
ViroPharma [a]	1,147,500	16,466,625

		144,115,316

Health Services - 0.6%
Cypress Bioscience [a]	1,180,600	8,972,560
Metropolitan Health Networks [a]	1,496,800	3,023,536

		11,996,096

Medical Products and Devices - 2.0%
Anika Therapeutics [a,b]	968,395	11,959,678
Caliper Life Sciences [a]	1,766,700	9,981,855
HealthTronics [a,b]	1,950,300	10,512,117
Possis Medical [a]	366,584	4,769,258
Restore Medical [a]	698,200	2,562,394
Shamir Optical Industry [a]	516,300	4,677,678

		44,462,980

Personal Care - 0.7%
Inter Parfums	701,000	14,721,000

Total		215,295,392

Industrial Products - 11.3%
Building Systems and Components - 0.6%
Drew Industries [a]	461,000	13,221,480

Construction Materials - 0.6%
Florida Rock Industries	206,000	13,861,740

Machinery - 3.2%
Kennametal	386,100	26,104,221
Lincoln Electric Holdings	133,900	7,975,084
National Instruments	656,500	17,219,995
Woodward Governor	432,800	17,818,376

		69,117,676

Metal Fabrication and Distribution - 4.2%
IPSCO	330,500	43,427,700
Metal Management	168,400	7,780,080
Reliance Steel & Aluminum	636,100	30,787,240
Schnitzer Steel Industries Cl. A	222,000	8,917,740

		90,912,760

Specialty Chemicals and Materials - 0.9%
CF Industries Holdings	507,000	19,544,850

Textiles - 0.6%
UniFirst Corporation	347,400	13,329,738

Other Industrial Products - 1.2%
Diebold	236,900	11,302,499
Raven Industries	516,700	14,493,435

		25,795,934

Total		245,784,178

Industrial Services - 8.1%
Commercial Services - 3.8%
Adesa	807,100	22,300,173
eResearch Technology [a]	1,413,200	11,107,752
Labor Ready [a]	598,300	11,361,717
Liquidity Services [a]	169,000	2,862,860
MPS Group [a]	542,400	7,674,960
Navigant Consulting [a]	1,333,300	26,346,008

		81,653,470

Engineering and Construction - 0.2%
Dycom Industries [a]	199,500	5,198,970

Industrial Distribution - 2.5%
Grainger (W.W.)	182,900	14,127,196
MSC Industrial Direct Cl. A	418,800	19,549,584
Ritchie Bros. Auctioneers	351,500	20,569,780

		54,246,560

Transportation and Logistics - 1.6%
Celadon Group [a,b]	1,215,400	20,297,180
Universal Truckload Services [a]	611,600	14,806,836

		35,104,016

Total		176,203,016

Natural Resources - 17.6%
Energy Services - 5.3%
Calfrac Well Services	770,800	12,858,907
Carbo Ceramics	375,800	17,493,490
Ensign Energy Services	1,204,500	20,188,025
Pason Systems	1,491,000	18,493,824
Tesco Corporation [a]	717,700	19,054,935
Trican Well Service	1,278,000	25,294,327

		113,383,508

Oil and Gas - 1.3%
Unit Corporation [a]	567,300	28,699,707

Precious Metals and Mining - 10.2%
Agnico-Eagle Mines	745,300	26,398,526
Alamos Gold [a]	1,703,700	10,846,423
Equinox Minerals [a]	2,720,500	5,349,099
Fronteer Development Group [a]	1,210,100	15,525,583
Gabriel Resources [a]	2,629,600	9,794,093
Gammon Lake Resources [a]	1,555,900	27,492,753
International Coal Group [a]	2,727,150	14,317,537
Ivanhoe Mines [a]	3,491,000	40,076,680
Meridian Gold [a]	751,100	19,175,583
Northern Orion Resources [a]	1,609,600	6,551,072
Silver Standard Resources [a]	861,000	30,014,460
Silvercorp Metals [a]	987,600	15,825,552

		221,367,361

Other Natural Resources - 0.8%
AMCOL International	592,400	17,564,660

Total		381,015,236

Technology - 20.7%
Aerospace and Defense - 0.9%
FLIR Systems [a]	507,600	18,106,092

Components and Systems - 1.5%
Digi International [a]	1,087,700	13,813,790
Mercury Computer Systems [a,b]	1,333,000	18,488,710

		32,302,500

Distribution - 1.0%
CDW Corporation	329,600	20,247,328

Internet Software and Services - 1.2%
Answers Corporation [a,b]	575,010	7,434,879
Packeteer [a]	864,800	10,740,816
RealNetworks [a]	980,100	7,693,785

		25,869,480

IT Services - 2.5%
Ceridian Corporation [a]	307,500	10,713,300
Entrust [a,b]	3,575,434	14,408,999
Perot Systems Cl. A [a]	658,400	11,765,608
RADVision [a]	756,300	17,848,680

		54,736,587

Semiconductors and Equipment - 8.9%
Axcelis Technologies [a]	1,247,600	9,531,664
Cirrus Logic [a]	2,105,982	16,131,822
Cree [a]	122,500	2,016,350
DTS [a]	729,800	17,683,054
Dolby Laboratories Cl. A [a]	594,000	20,498,940
Fairchild Semiconductor International [a]	827,000	13,827,440
GSI Group [a]	1,496,000	14,825,360
IPG Photonics [a]	530,000	10,176,000
MKS Instruments [a]	810,900	20,694,168
Novatel [a]	398,000	14,749,880
Photronics [a]	849,500	13,209,725
Saifun Semiconductors [a]	1,134,771	13,333,559
Skyworks Solutions [a]	2,076,400	11,939,300
Verigy [a]	638,300	14,980,901

		193,598,163

Software - 3.4%
Activision [a]	549,300	10,403,742
Dendrite International [a]	669,943	10,491,307
Epicor Software [a]	1,107,200	15,401,152
FARO Technologies [a,b]	911,200	26,306,344
Ulticom [a]	1,446,300	11,715,030

		74,317,575

Telecommunications - 1.3%
ADTRAN	647,300	15,761,755
Foundry Networks [a]	936,400	12,706,948

		28,468,703

Total		447,646,428

Miscellaneous [e] - 4.6%
Total		100,344,049

TOTAL COMMON STOCKS
(Cost $1,706,253,022)		1,926,124,865

REPURCHASE AGREEMENTS - 11.6%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $87,017,967 (collateralized by obligations of various U.S. Government Agencies, valued at $89,160,450)
(Cost $86,981,000)		86,981,000

Lehman Brothers (Tri-Party), 5.20% dated 3/30/07, due 4/2/07, maturity value $165,071,500 (collateralized by obligations of various U.S. Government Agencies, valued at $168,377,520)
(Cost $165,000,000)		165,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $251,981,000)		251,981,000

TOTAL INVESTMENTS - 100.5%
(Cost $1,958,234,022)		2,178,105,865

LIABILITIES LESS CASH AND OTHER ASSETS - (0.5)%		(10,635,940)

NET ASSETS - 100.0%		$2,167,469,925

SCHEDULES OF INVESTMENTS
ROYCE TECHNOLOGY VALUE FUND
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 82.8%
	SHARES	VALUE
Advertising and Publishing - 3.0%
DG Fastchannel [a]	15,000	$249,450
Harris Interactive [a]	60,000	361,800

Total		611,250

Aerospace and Defense - 1.3%
EDO Corporation	10,000	262,000

Total		262,000

Components and Systems - 7.3%
Analogic Corporation	5,000	314,400
Digi International [a]	15,000	190,500
OSI Systems [a]	15,000	396,600
SafeNet [a]	20,000	566,000

Total		1,467,500

Distribution - 0.8%
INX [a]	15,000	152,850

Total		152,850

Health Services - 1.9%
Eclipsys Corporation [a]	20,000	385,400

Total		385,400

Information and Processing - 2.0%
eFunds Corporation [a]	15,000	399,900

Total		399,900

Internet Software and Services - 16.2%
Ariba [a]	30,000	282,000
ePresence [a,d]	350,000	0
Hollywood Media [a]	50,000	219,500
Jacada [a]	100,000	320,000
Kana Software [a]	60,000	222,000
Online Resources [a]	20,000	229,400
Saba Software [a]	60,000	392,700
Secure Computing [a]	40,000	308,000
Stamps.com [a]	20,000	287,400
SupportSoft [a]	50,000	282,000
TheStreet.com	30,000	367,500
Web.com [a]	80,000	350,400

Total		3,260,900

IT Services - 10.8%
CACI International Cl. A [a]	5,000	234,300
Infocrossing [a]	20,000	297,400
RADVision [a]	10,000	236,000
Rainmaker Systems [a]	40,000	336,000
SI International [a]	10,000	287,100
SRA International Cl. A [a]	10,000	243,600
Think Partnership [a]	140,000	338,800
TriZetto Group (The) [a]	10,000	200,100

Total		2,173,300

Leisure and Entertainment - 1.1%
New Frontier Media	25,000	225,000

Total		225,000

Other Consumer Products - 1.0%
Sonic Solutions [a]	15,000	211,500

Total		211,500

Semiconductors and Equipment - 2.5%
DTS [a]	10,000	242,300
Syntax-Brillian Corporation [a]	30,000	252,000

Total		494,300

Software - 22.8%
Aspen Technology [a]	25,000	325,000
Callidus Software [a]	30,000	225,000
Chordiant Software [a]	60,000	621,000
EPIQ Systems [a]	10,000	203,800
Epicor Software [a]	40,000	556,400
Fundtech [a]	15,000	206,400
ILOG ADR [a]	25,000	332,500
IncrediMail [a]	20,000	161,800
i2 Technologies [a]	7,500	180,000
JDA Software Group [a]	15,000	225,450
SPSS [a]	15,000	541,500
TeleCommunication Systems Cl. A [a]	75,000	279,000
Transaction Systems Architects Cl. A [a]	12,500	404,875
Tucows [a]	400,000	348,000

Total		4,610,725

Telecommunications - 8.7%
American Telecom Services [a]	38,100	137,160
American Telecom Services (Warrants) [a]	59,500	47,600
Arris Group [a]	25,000	352,000
Covad Communications Group [a]	300,000	381,000
Intervoice [a]	60,000	398,400
UCN [a]	120,000	447,600

Total		1,763,760

Miscellaneous [e] - 3.4%
Total		687,050

TOTAL COMMON STOCKS
(Cost $14,904,735)		16,705,435

REPURCHASE AGREEMENT - 17.9%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $3,626,541 (collateralized by obligations of various U.S. Government Agencies, valued at $3,720,138)
(Cost $3,625,000)		3,625,000

TOTAL INVESTMENTS - 100.7%
(Cost $18,529,735)		20,330,435

LIABILITIES LESS CASH AND OTHER ASSETS - (0.7)%		(150,879)

NET ASSETS - 100.0%		$20,179,556

SCHEDULES OF INVESTMENTS
ROYCE 100 FUND
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 87.6%
	SHARES	VALUE
Consumer Products - 5.3%
Apparel and Shoes - 1.7%
Columbia Sportswear	4,500	$280,395
K-Swiss Cl. A	11,200	302,624

		583,019

Home Furnishing and Appliances - 1.0%
Ethan Allen Interiors	10,100	356,934

Sports and Recreation - 1.7%
Polaris Industries	6,000	287,880
Thor Industries	8,300	326,937

		614,817

Other Consumer Products - 0.9%
Fossil [a]	11,800	312,346

Total		1,867,116

Consumer Services - 8.1%
Leisure and Entertainment - 0.5%
DreamWorks Animation SKG Cl. A [a]	5,300	162,074

Restaurants and Lodgings - 1.1%
CEC Entertainment [a]	8,900	369,706

Retail Stores - 3.4%
A.C. Moore Arts & Crafts [a]	19,000	405,460
Charming Shoppes [a]	29,000	375,550
Dollar Tree Stores [a]	6,400	244,736
Tiffany & Co.	4,000	181,920

		1,207,666

Other Consumer Services - 3.1%
Corinthian Colleges [a]	21,200	291,500
MoneyGram International	11,900	330,344
Universal Technical Institute [a]	20,600	475,448

		1,097,292

Total		2,836,738

Financial Intermediaries - 1.5%
Insurance - 0.5%
21st Century Insurance Group	8,800	186,560

Securities Brokers - 1.0%
Knight Capital Group Cl. A [a]	21,400	338,976

Total		525,536

Financial Services - 7.0%
Information and Processing - 2.9%
eFunds Corporation [a]	9,700	258,602
Morningstar [a]	8,500	438,940
SEI Investments	5,400	325,242

		1,022,784

Insurance Brokers - 0.7%
Hilb Rogal & Hobbs	4,900	240,345

Investment Management - 3.4%
AllianceBernstein Holding L.P.	5,600	495,600
Federated Investors Cl. B	10,200	374,544
Nuveen Investments Cl. A	6,700	316,910

		1,187,054

Total		2,450,183

Health - 1.9%
Drugs and Biotech - 1.2%
Perrigo Company	23,300	411,478

Medical Products and Devices - 0.7%
Arrow International	7,900	254,064

Total		665,542

Industrial Products - 21.9%
Automotive - 0.9%
Gentex Corporation	20,100	326,625

Building Systems and Components - 1.5%
Drew Industries [a]	11,500	329,820
Teleflex	2,700	183,789

		513,609

Construction Materials - 0.6%
Florida Rock Industries	3,200	215,328

Industrial Components - 1.8%
CLARCOR	10,100	321,180
Donaldson Company	8,400	303,240

		624,420

Machinery - 9.9%
Coherent [a]	9,700	307,878
Franklin Electric	7,300	339,450
Graco	5,900	231,044
Kennametal	6,500	439,465
Lincoln Electric Holdings	5,700	339,492
National Instruments	14,500	380,335
Nordson Corporation	6,200	288,052
Rofin-Sinar Technologies [a]	6,400	378,752
Tennant Company	9,500	299,155
Woodward Governor	11,000	452,870

		3,456,493

Metal Fabrication and Distribution - 2.8%
Kaydon Corporation	8,800	374,528
Metal Management	5,600	258,720
Quanex Corporation	8,400	355,740

		988,988

Specialty Chemicals and Materials - 0.8%
Westlake Chemical	10,100	274,215

Other Industrial Products - 3.6%
Brady Corporation Cl. A	14,000	436,800
Diebold	6,900	329,199
Raven Industries	6,800	190,740
Smith (A.O.) Corporation	8,200	313,404

		1,270,143

Total		7,669,821

Industrial Services - 11.1%
Commercial Services - 6.3%
Adesa	5,700	157,491
Administaff	7,600	267,520
Copart [a]	12,000	336,120
Grupo Aeroportuario del Centro Norte ADR [a]	15,200	412,072
Grupo Aeroportuario del Sureste ADR	6,100	288,042
MPS Group [a]	21,700	307,055
Navigant Consulting [a]	22,200	438,672

		2,206,972

Industrial Distribution - 1.4%
MSC Industrial Direct Cl. A	3,600	168,048
Ritchie Bros. Auctioneers	5,700	333,564

		501,612

Printing - 0.9%
Courier Corporation	7,775	303,769

Transportation and Logistics - 2.5%
Alexander & Baldwin	3,000	151,320
Arkansas Best	7,900	280,845
Universal Truckload Services [a]	17,900	433,359

		865,524

Total		3,877,877

Natural Resources - 8.7%
Energy Services - 5.3%
Carbo Ceramics	8,600	400,330
Ensign Energy Services	19,300	323,478
Pason Systems	34,900	432,887
Trican Well Service	19,600	387,925
Universal Compression Holdings [a]	4,400	297,792

		1,842,412

Oil and Gas - 2.5%
Cimarex Energy	8,700	322,074
SEACOR Holdings [a]	2,200	216,480
Unit Corporation [a]	6,800	344,012

		882,566

Other Natural Resources - 0.9%
AMCOL International	10,300	305,395

Total		3,030,373

Technology - 17.5%
Aerospace and Defense - 0.9%
HEICO Corporation Cl. A	10,100	316,635

Components and Systems - 3.7%
Dionex Corporation [a]	5,400	367,794
Plexus Corporation [a]	19,800	339,570
Technitrol	11,200	293,328
Tektronix	10,800	304,128

		1,304,820

Distribution - 1.7%
Benchmark Electronics [a]	11,900	245,854
CDW Corporation	5,500	337,865

		583,719

IT Services - 3.7%
Ceridian Corporation [a]	6,100	212,524
Gartner [a]	12,100	289,795
Perot Systems Cl. A [a]	24,600	439,602
RADVision [a]	14,500	342,200

		1,284,121

Semiconductors and Equipment - 3.1%
Cognex Corporation	19,100	413,897
DTS [a]	9,600	232,608
Diodes [a]	5,500	191,675
Dolby Laboratories Cl. A [a]	7,000	241,570

		1,079,750

Software - 3.1%
Epicor Software [a]	29,300	407,563
Fair Isaac	5,500	212,740
FARO Technologies [a]	16,200	467,694

		1,087,997

Telecommunications - 1.3%
ADTRAN	9,700	236,195
Foundry Networks [a]	15,200	206,264

		442,459

Total		6,099,501

Miscellaneous [e] - 4.6%
Total		1,594,157

TOTAL COMMON STOCKS
(Cost $25,921,067)		30,616,844

REPURCHASE AGREEMENT - 13.9%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $4,860,065 (collateralized by obligations of various U.S. Government Agencies, valued at $4,982,050) (Cost $4,858,000)		4,858,000

TOTAL INVESTMENTS - 101.5%
(Cost $30,779,067)		35,474,844

LIABILITIES LESS CASH AND OTHER ASSETS - (1.5)%		(524,311)

NET ASSETS - 100.0%		$34,950,533

SCHEDULES OF INVESTMENTS
ROYCE DISCOVERY FUND
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 98.4%
	SHARES	VALUE
Consumer Products - 6.9%
Apparel and Shoes - 2.0%
Lakeland Industries [a]	1,550	$21,700
Stride Rite	2,300	35,397
Weyco Group	1,358	35,281

		92,378

Food/Beverage/Tobacco - 1.3%
Mannatech	1,800	28,908
Schiff Nutrition International [a]	4,800	32,976

		61,884

Home Furnishing and Appliances - 2.1%
American Woodmark	675	24,813
Hooker Furniture	2,300	46,115
Stanley Furniture	1,300	27,040

		97,968

Sports and Recreation - 0.1%
Aldila	300	4,908

Other Consumer Products - 1.4%
JAKKS Pacific [a]	1,600	38,240
WD-40 Company	900	28,539

		66,779

Total		323,917

Consumer Services - 9.2%
Leisure and Entertainment - 1.6%
Dover Downs Gaming & Entertainment	2,600	33,488
New Frontier Media	4,400	39,600

		73,088

Restaurants and Lodgings - 0.8%
Benihana Cl. A [a]	700	19,838
Interstate Hotels & Resorts [a]	3,100	19,561

		39,399

Retail Stores - 6.0%
Books-A-Million	2,500	35,600
Cache [a]	1,800	31,950
Deb Shops	1,100	29,788
MarineMax [a]	1,700	39,406
Shoe Carnival [a]	2,000	66,600
Village Super Market Cl. A	800	76,392

		279,736

Other Consumer Services - 0.8%
Lincoln Educational Services [a]	2,500	35,525

Total		427,748

Financial Intermediaries - 11.5%
Banking - 3.8%
City Holding Company	900	36,405
Financial Institutions	1,400	28,098
First Regional Bancorp [a]	900	26,730
Provident Financial Holdings	911	25,071
Republic First Bancorp [a]	2,100	27,048
Temecula Valley Bancorp [a]	1,658	35,398

		178,750

Insurance - 7.7%
American Safety Insurance Holdings [a]	1,800	34,308
Donegal Group Cl. A	1,700	28,866
EMC Insurance Group	1,400	36,120
FPIC Insurance Group [a]	800	35,736
Meadowbrook Insurance Group [a]	7,900	86,821
Mercer Insurance Group	1,900	37,791
Presidential Life	1,400	27,608
SeaBright Insurance Holdings [a]	2,500	46,000
21st Century Holding Company	1,300	23,244

		356,494

Total		535,244

Financial Services - 1.4%
Other Financial Services - 1.4%
ASTA Funding	900	38,862
Nicholas Financial [a]	2,350	26,156

Total		65,018

Health - 17.6%
Drugs and Biotech - 7.9%
American Oriental Bioengineering [a]	7,300	68,547
Bradley Pharmaceuticals [a]	3,200	61,408
Harvard Bioscience [a]	8,700	41,934
Lifecore Biomedical [a]	2,500	46,925
Neogen Corporation [a]	1,300	30,654
Pharmanet Development Group [a]	1,700	44,200
QLT [a]	4,300	33,669
Sciele Pharma [a]	1,700	40,256

		367,593

Health Services - 1.2%
NovaMed [a]	3,700	23,976
PainCare Holdings [a]	5,200	1,924
Res-Care [a]	1,800	31,500

		57,400

Medical Products and Devices - 8.5%
Anika Therapeutics [a]	3,500	43,225
Cholestech Corporation [a]	3,200	55,168
HealthTronics [a]	5,000	26,950
ICU Medical [a]	700	27,440
Medical Action Industries [a]	2,200	52,580
Meridian Bioscience	1,297	36,005
Merit Medical Systems [a]	4,400	55,220
Quidel [a]	4,300	51,600
Zoll Medical [a]	1,800	47,970

		396,158

Total		821,151

Industrial Products - 18.0%
Automotive - 1.3%
Aftermarket Technology [a]	1,000	24,280
Commerical Vehicle Group [a]	1,700	35,020

		59,300

Building Systems and Components - 1.6%
International Aluminum	1,400	74,130

Industrial Components - 3.1%
American Technical Ceramics [a]	1,700	23,613
Bel Fuse Cl. B	1,200	46,452
PW Eagle	1,000	33,040
Zygo Corporation [a]	2,500	40,025

		143,130

Machinery - 6.0%
EnPro Industries [a]	1,400	50,470
Freightcar America	700	33,719
Gehl Company [a]	1,200	30,456
Hurco Companies [a]	1,200	51,420
K-Tron International [a]	700	50,211
LeCroy Corporation [a]	2,700	22,545
MTS Systems	1,100	42,724

		281,545

Metal Fabrication and Distribution - 3.1%
Insteel Industries	1,300	21,827
Olympic Steel	1,200	37,188
Universal Stainless & Alloy Products [a]	1,800	85,446

		144,461

Specialty Chemicals and Materials - 2.1%
Aceto Corporation	4,500	35,550
Innospec	1,100	63,404

		98,954

Textiles - 0.8%
UniFirst Corporation	1,000	38,370

Total		839,890

Industrial Services - 9.2%
Commercial Services - 5.0%
GP Strategies [a]	4,200	38,220
Heidrick & Struggles International [a]	1,200	58,140
Intersections [a]	3,500	35,175
Rentrak Corporation [a]	3,400	53,142
Volt Information Sciences [a]	1,800	47,142

		231,819

Engineering and Construction - 0.9%
KHD Humboldt Wedag International [a]	1,000	40,700

Food and Tobacco Processors - 0.9%
Imperial Sugar	1,300	43,589

Printing - 1.7%
CSS Industries	1,081	40,516
Ennis	1,500	40,140

		80,656

Transportation and Logistics - 0.7%
Vitran Corporation Cl. A [a]	1,700	33,405

Total		430,169

Natural Resources - 6.4%
Energy Services - 1.4%
Horizon Offshore [a]	2,200	31,812
Trico Marine Services [a]	900	33,534

		65,346

Oil and Gas - 2.6%
EnergySouth	1,300	54,509
Harvest Natural Resources [a]	4,000	38,960
VAALCO Energy [a]	5,000	25,900

		119,369

Precious Metals and Mining - 0.7%
United States Lime & Minerals [a]	1,100	33,836

Real Estate - 1.7%
AMREP Corporation	500	38,625
Avatar Holdings [a]	600	42,864

		81,489

Total		300,040

Technology - 18.2%
Aerospace and Defense - 1.7%
Axsys Technologies [a]	2,400	37,872
Ducommun [a]	1,700	43,741

		81,613

Components and Systems - 2.3%
Spectrum Control [a]	3,400	41,820
TTM Technologies [a]	2,700	25,758
Xyratex [a]	1,650	39,385

		106,963

Internet Software and Services - 1.7%
Imergent [a]	2,400	46,704
Pacific Internet [a]	3,300	31,482

		78,186

IT Services - 3.6%
Covansys Corporation [a]	1,600	39,488
Keane [a]	2,800	38,024
Ness Technologies [a]	3,200	40,896
SI International [a]	1,700	48,807

		167,215

Semiconductors and Equipment - 3.7%
CyberOptics Corporation [a]	2,400	33,480
Intevac [a]	2,400	63,288
Photronics [a]	2,300	35,765
White Electronic Designs [a]	6,200	41,292

		173,825

Software - 2.4%
Aladdin Knowledge Systems [a]	2,000	34,540
American Software Cl. A	4,600	37,030
MapInfo [a]	2,000	40,260

		111,830

Telecommunications - 2.8%
Atlantic Tele-Network	2,000	52,260
NETGEAR [a]	1,700	48,501
North Pittsburgh Systems	1,300	28,301

		129,062

Total		848,694

TOTAL COMMON STOCKS
(Cost $3,966,654)		4,591,871

REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $80,034 (collateralized by obligations of various U.S. Government Agencies, valued at $83,300) (Cost $80,000)		80,000

TOTAL INVESTMENTS - 100.1%
(Cost $4,046,654)		4,671,871

LIABILITIES LESS CASH AND OTHER ASSETS - (0.1)%		(6,746)

NET ASSETS - 100.0%		$4,665,125

SCHEDULES OF INVESTMENTS
ROYCE FINANCIAL SERVICES FUND
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 85.2%
	SHARES	VALUE
Banking - 25.8%
Abigail Adams National Bancorp	1,100	$15,180
Ameriana Bancorp	3,500	39,760
BCB Bancorp	2,400	41,400
Bancorp Rhode Island	700	30,100
Bank of Hawaii	200	10,606
Bank of N.T. Butterfield & Son	1,210	71,390
Boston Private Financial Holdings	800	22,336
CFS Bancorp	3,100	46,469
CNB Financial	3,200	44,480
Cadence Financial	1,900	38,000
Center Bancorp	1,260	19,669
Central Pacific Financial	1,000	36,570
Centrue Financial	3,100	60,047
Commercial National Financial	2,800	52,640
Fauquier Bankshares	1,900	47,500
First Citizens BancShares Cl. A	250	50,250
1st Independence Financial Group	3,300	55,803
HopFed Bancorp	3,500	55,580
International Bancshares	625	18,544
Jefferson Bancshares	3,100	39,618
MAF Bancorp	700	28,938
Partners Trust Financial Group	1,800	20,574
Peapack-Gladstone Financial	2,700	82,269
Peoples Community Bancorp	3,200	54,336
Provident Financial Services	600	10,470
Severn Bancorp	968	19,573
Sun Bancorp [a]	840	15,616
Susquehanna Bancshares	400	9,276
Timberland Bancorp	1,000	35,250
Umpqua Holdings	400	10,708
W Holding Company	6,200	31,000
Western Alliance Bancorp [a]	1,700	52,768
Whitney Holding	1,400	42,812
Wilber Corporation	5,700	55,575
Wilmington Trust	1,100	46,387

Total		1,311,494

Closed-End Funds - 1.8%
Central Fund of Canada Cl. A	5,700	53,580
Kohlberg Capital [a]	2,400	38,400

Total		91,980

Commercial Services - 1.0%
Watson Wyatt Worldwide Cl. A	1,000	48,650

Total		48,650

Information and Processing - 2.2%
Interactive Data	500	12,375
Morningstar [a]	800	41,312
SEI Investments	1,000	60,230

Total		113,917

Insurance - 7.9%
Alleghany Corporation [a]	106	39,631
American National Insurance	200	25,586
Argonaut Group [a]	800	25,888
Aspen Insurance Holdings	1,400	36,694
Assured Guaranty	2,000	54,640
Baldwin & Lyons Cl. B	1,500	38,175
CNA Surety [a]	500	10,550
CRM Holdings [a]	4,800	41,760
Erie Indemnity Cl. A	200	10,554
Infinity Property & Casualty	700	32,802
Montpelier Re Holdings	1,300	22,542
Ohio Casualty	500	14,975
RLI	300	16,479
Transatlantic Holdings	500	32,560

Total		402,836

Insurance Brokers - 2.8%
Brown & Brown	2,000	54,100
Gallagher (Arthur J.) & Co.	1,800	50,994
Hilb Rogal & Hobbs	800	39,240

Total		144,334

Investment Management - 17.1%
ADDENDA Capital	2,600	54,612
AGF Management Cl. B	1,000	29,753
AllianceBernstein Holding L.P.	1,800	159,300
BKF Capital Group [a]	17,200	55,900
Calamos Asset Management Cl. A	700	15,624
Epoch Holding Corporation [a]	5,900	77,998
Federated Investors Cl. B	1,700	62,424
GAMCO Investors Cl. A	3,000	129,990
Hennessy Advisors	2,250	34,875
Highbury Financial [a]	10,000	57,200
Highbury Financial (Warrants) [a]	12,600	14,490
IGM Financial	200	8,464
Janus Capital Group	700	14,637
Nuveen Investments Cl. A	800	37,840
T. Rowe Price Group	900	42,471
SPARX Group [a]	38	28,055
Waddel & Reed Financial Cl. A	900	20,988
Westwood Holdings Group	1,100	25,311

Total		869,932

Other Consumer Services - 0.5%
MoneyGram International	1,000	27,760

Total		27,760

Other Financial Intermediaries - 4.4%
AP Alternative Assets L.P. [a]	2,300	46,000
JAFCO	600	33,198
KKR Private Equity Investors LLP [a]	800	19,400
MCG Capital	1,000	18,760
MVC Capital	3,200	50,080
RHJ International [a]	2,900	58,109

Total		225,547

Other Financial Services - 1.4%
CharterMac	500	9,675
Credit Acceptance [a]	1,066	28,985
Municipal Mortgage & Equity	400	11,400
World Acceptance [a]	500	19,975

Total		70,035

Real Estate Investment Trusts - 6.7%
Annaly Capital Management	3,400	52,632
Capital Trust Cl. A	700	31,899
Capstead Mortgage	6,200	61,938
Friedman, Billings, Ramsey Group Cl. A	10,400	57,408
Gladstone Commercial	600	12,030
KKR Financial	2,300	63,089
MFA Mortgage Investments	8,200	63,140

Total		342,136

Securities Brokers - 8.4%
Cowen Group [a]	1,400	23,296
Evercore Partners Cl. A [a]	600	18,714
Greenhill & Co.	400	24,556
International Assets Holding [a]	1,000	27,930
Investment Technology Group [a]	1,000	39,200
Jefferies Group	1,500	43,425
KBW [a]	2,000	69,520
Knight Capital Group Cl. A [a]	800	12,672
Lazard Cl. A	600	30,108
Sanders Morris Harris Group	2,500	26,625
Shinko Securities	7,500	37,996
Stifel Financial [a]	1,000	44,300
Thomas Weisel Partners Group [a]	1,400	26,628

Total		424,970

Software - 1.8%
Advent Software [a]	500	17,435
Fair Isaac	700	27,076
Net 1 UEPS Technologies [a]	1,900	47,272

Total		91,783

Miscellaneous [e] - 3.4%
Total		172,261

TOTAL COMMON STOCKS
(Cost $3,732,358)		4,337,635

REPURCHASE AGREEMENT - 14.0%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $712,303 (collateralized by obligations of various U.S. Government Agencies, valued at $730,100)
(Cost $712,000)		712,000

TOTAL INVESTMENTS - 99.2%
(Cost $4,444,358)		5,049,635

CASH AND OTHER ASSETS LESS LIABILITIES - 0.8%		38,947

NET ASSETS - 100.0%		$5,088,582

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 88.1%
	SHARES	VALUE
Consumer Products - 2.4%
Apparel and Shoes - 0.8%
K-Swiss Cl. A	700	$18,914
Polo Ralph Lauren Cl. A	500	44,075

		62,989

Home Furnishing and Appliances - 1.6%
Ethan Allen Interiors	1,500	53,010
Furniture Brands International	4,800	75,744

		128,754

Total		191,743

Consumer Services - 3.3%
Leisure and Entertainment - 0.2%
Regal Entertainment Group Cl. A	800	15,896

Restaurants and Lodgings - 0.5%
CBRL Group	900	41,670

Retail Stores - 1.9%
Borders Group	1,400	28,588
Talbots	400	9,448
Williams-Sonoma	3,100	109,926

		147,962

Other Consumer Services - 0.7%
MoneyGram International	2,000	55,520

Total		261,048

Diversified Investment Companies - 0.9%
Closed-End Funds - 0.9%
Kohlberg Capital [a]	4,700	75,200

Total		75,200

Financial Intermediaries - 19.7%
Banking - 8.5%
Arrow Financial	530	11,872
BOK Financial	2,400	118,872
Bank of N.T. Butterfield & Son	1,200	70,800
Boston Private Financial Holdings	2,200	61,424
Canadian Western Bank	2,400	52,823
Fauquier Bankshares	3,900	97,500
Peapack-Gladstone Financial	4,100	124,927
Timberland Bancorp	1,800	63,450
W Holding Company	7,600	38,000
Whitney Holding	1,400	42,812

		682,480

Insurance - 1.8%
Erie Indemnity Cl. A	400	21,108
OneBeacon Insurance Group [a]	3,700	92,500
Transatlantic Holdings	500	32,560

		146,168

Real Estate Investment Trusts -7.8%
Annaly Capital Management	7,900	122,292
Capital Trust Cl. A	1,700	77,469
DCT Industrial Trust [a]	7,900	93,457
Friedman, Billings, Ramsey Group Cl. A	20,200	111,504
Gladstone Commercial	1,200	24,060
KKR Financial	3,400	93,262
MFA Mortgage Investments	8,000	61,600
Winthrop Realty Trust	5,329	35,225

		618,869

Other Financial Intermediaries - 1.6%
MCG Capital	1,000	18,760
MVC Capital	1,500	23,475
NGP Capital Resources	5,400	85,374

		127,609

Total		1,575,126

Financial Services - 17.6%
Information and Processing - 3.0%
SEI Investments	4,000	240,920

Insurance Brokers - 3.7%
Brown & Brown	2,900	78,445
Gallagher (Arthur J.) & Co.	4,900	138,817
Hilb Rogal & Hobbs	1,500	73,575

		290,837

Investment Management - 10.9%
ADDENDA Capital	3,100	65,115
AGF Management Cl. B	1,300	38,679
AllianceBernstein Holding L.P.	3,500	309,750
Federated Investors Cl. B	3,500	128,520
GAMCO Investors Cl. A	2,200	95,326
Nuveen Investments Cl. A	1,500	70,950
T. Rowe Price Group	2,000	94,380
Westwood Holdings Group	3,000	69,030

		871,750

Total		1,403,507

Health - 1.7%
Medical Products and Devices - 1.0%
Applera Corporation- Applied Biosystems Group	800	23,656
Arrow International	1,800	57,888

		81,544

Personal Care - 0.7%
Regis Corporation	1,400	56,518

Total		138,062

Industrial Products - 14.8%
Construction Materials - 1.2%
Eagle Materials	1,900	84,797
St. Lawrence Cement Group Cl. A	300	10,394

		95,191

Industrial Components - 2.0%
CLARCOR	1,400	44,520
Deswell Industries	9,700	113,005

		157,525

Machinery - 2.4%
Franklin Electric	1,800	83,700
Graco	1,700	66,572
Nordson Corporation	800	37,168

		187,440

Metal Fabrication and Distribution - 1.0%
Chaparral Steel	1,400	81,438

Paper and Packaging - 3.0%
AptarGroup	1,700	113,781
Greif Cl. A	1,100	122,221

		236,002

Specialty Chemicals and Materials - 3.1%
Balchem Corporation	1,687	29,826
Cabot Corporation	1,300	62,049
MacDermid	1,300	45,331
Quaker Chemical	1,000	23,810
Westlake Chemical	3,300	89,595

		250,611

Other Industrial Products - 2.1%
Brady Corporation Cl. A	3,000	93,600
Quixote Corporation	2,600	52,000
Smith (A.O.) Corporation	600	22,932

		168,532

Total		1,176,739

Industrial Services - 1.9%
Commercial Services - 1.0%
Adesa	2,300	63,549
Kelly Services Cl. A	500	16,100

		79,649

Transportation and Logistics - 0.4%
Alexander & Baldwin	600	30,264

Other Industrial Services - 0.5%
Landauer	800	40,384

Total		150,297

Natural Resources - 15.2%
Energy Services - 1.4%
Energy Transfer Equity L.P.	3,000	110,100

Oil and Gas - 12.9%
Cimarex Energy	2,700	99,954
Crosstex Energy	3,300	94,875
Enterprise GP Holdings L.P.	2,600	102,960
Hiland Holdings GP L.P. [a]	8,500	262,565
Hugoton Royalty Trust [a]	3,600	90,648
Magellan Midstream Holdings L.P.	5,300	139,814
Universal Compression Partners L.P. [a]	2,100	64,890
Valero GP Holdings [a]	2,800	77,700
W&T Offshore	3,300	95,469

		1,028,875

Other Natural Resources - 0.9%
Alliance Holdings GP L.P.	3,100	72,819

Total		1,211,794

Technology - 8.0%
Aerospace and Defense - 1.4%
HEICO Corporation Cl. A	3,500	109,725

Components and Systems - 3.2%
Analogic Corporation	700	44,016
Nam Tai Electronics	3,400	44,030
Technitrol	3,900	102,141
Tektronix	2,300	64,768

		254,955

IT Services - 0.5%
Syntel	1,200	41,580

Semiconductors and Equipment - 0.7%
Cognex Corporation	2,400	52,008

Software - 0.5%
Fair Isaac	1,000	38,680

Telecommunications - 1.7%
CT Communications	2,100	50,610
North Pittsburgh Systems	4,000	87,080

		137,690

Total		634,638

Utilities - 0.9%
ALLETE	600	27,972
Aqua America	2,000	44,900

Total		72,872

Miscellaneous [e] - 1.7%
Total		134,118

TOTAL COMMON STOCKS
(Cost $6,076,800)		7,025,144

PREFERRED STOCKS - 3.0%
Central Parking Finance Trust 5.25% Conv.	1,000	18,200
Edge Petroleum 5.75% Ser. A Conv.	4,400	221,320

TOTAL PREFERRED STOCKS
(Cost $239,050)		239,520

REPURCHASE AGREEMENT - 11.2%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $890,378 (collateralized by obligations of various U.S. Government Agencies, valued at $916,300)
(Cost $890,000)		890,000

TOTAL INVESTMENTS - 102.3%
(Cost $7,205,850)		8,154,664

LIABILITIES LESS CASH AND OTHER ASSETS - (2.3)%		(180,362)

NET ASSETS - 100.0%		$7,974,302

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL VALUE FUND
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 56.4%
	SHARES	VALUE
Austria - 0.8%
Semperit AG Holding [a]	500	$22,041

Total		22,041

Belize - 2.8%
BB Holdings [a]	10,000	42,801
OneSource Services [a]	2,500	31,609

Total		74,410

British West Indies - 1.7%
Origin Agritech [a]	5,000	44,500

Total		44,500

Canada - 19.8%
Endeavour Mining Capital	10,000	76,397
Ensign Energy Services	3,000	50,281
Fronteer Development Group [a]	3,000	38,490
Gabriel Resources [a]	2,000	7,449
Gammon Lake Resources [a]	2,000	35,340
Ivanhoe Mines [a]	5,300	60,844
Latin American Minerals [a]	33,000	20,009
Pan American Silver [a]	800	23,672
Pason Systems	2,000	24,807
Silver Standard Resources [a]	1,000	34,860
Silvercorp Metals [a]	3,000	48,073
Tesco Corporation [a]	500	13,275
Trican Well Service	3,000	59,376
Uramin [a]	7,500	39,108

Total		531,981

Finland - 2.5%
CapMan Oyj [a]	7,300	33,936
Vaisala Oyj [a]	700	32,710

Total		66,646

France - 1.5%
Manitou BF	300	15,950
NRJ Group	1,500	24,246

Total		40,196

Germany - 3.2%
Deutsche Beteiligungs [a]	700	21,227
Pfeiffer Vacuum Technology [a]	300	27,307
Rational [a]	200	38,806

Total		87,340

Ireland - 0.5%
Elan Corporation ADR [a]	1,000	13,290

Total		13,290

Italy - 0.8%
Anima SGRpA [a]	4,000	21,881

Total		21,881

Japan - 3.4%
Ichiyoshi Securities	2,500	40,139
Mito Securities	10,000	51,171

Total		91,310

United Kingdom - 0.7%
F&C Asset Management	5,000	18,252

Total		18,252

United States - 18.7%
Chaparral Steel	1,200	69,804
IPSCO	800	105,120
Kennametal	700	47,327
Knight Capital Group Cl. A [a]	3,080	48,787
LECG Corporation [a]	1,700	24,616
Lexicon Genetics [a]	6,000	21,780
Lincoln Electric Holdings	400	23,824
Metal Management	500	23,100
Reliance Steel & Aluminum	1,200	58,080
Schnitzer Steel Industries Cl. A	2,000	80,340

Total		502,778

TOTAL COMMON STOCKS
(Cost $1,364,432)		1,514,625

CASH AND OTHER ASSETS LESS LIABILITIES - 43.6%		1,168,591

NET ASSETS - 100.0%		$2,683,216

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL SMALLER-COMPANIES FUND
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 55.1%
	SHARES	VALUE
Austria - 2.3%
Mayr-Melnhof Karton [a]	100	$22,311
Palfinger [a]	100	15,496
Semperit AG Holding [a]	300	13,225

Total		51,032

Belgium - 1.6%
Option [a]	800	14,609
Van De Velde	400	19,856

Total		34,465

Denmark - 0.8%
Coloplast Cl. B [a]	200	16,978

Total		16,978

Finland - 5.1%
CapMan Oyj [a]	6,000	27,893
Nokian Renkaat [a]	600	16,431
Vacon [a]	700	26,173
Vaisala Oyj [a]	900	42,055

Total		112,552

France - 5.3%
Alten [a]	600	22,603
Beneteau	100	12,023
Boiron	500	13,813
Exel Industries [a]	150	14,026
Manitou BF	200	10,633
NRJ Group	1,300	21,013
Piscines Desjoyaux	100	11,351
Trigano	200	11,307

Total		116,769

Germany - 13.2%
AS Creation Tapeten [a]	500	28,387
Deutsche Beteiligungs [a]	900	27,291
ElringKlinger [a]	600	46,656
Fielmann [a]	300	18,387
Hugo Boss [a]	200	12,808
Hymer	100	9,912
Pfeiffer Vacuum Technology [a]	300	27,307
Progress-Werk Oberkirch [a]	400	19,589
Rational [a]	200	38,806
Sartorius [a]	200	11,758
Takkt [a]	1,700	30,522
Viscom	1,200	20,438

Total		291,861

Ireland - 2.0%
Abbey	2,900	44,886

Total		44,886

Italy - 4.4%
Anima SGRpA [a]	4,000	21,881
Bulgari [a]	1,300	18,773
Emak	3,900	32,692
Panariagroup Industrie Ceramiche [a]	2,500	23,678

Total		97,024

Netherlands - 0.9%
Boskalis Westminster [a]	200	19,904

Total		19,904

Norway - 3.2%
Ekornes [a]	1,700	40,694
Tandberg [a]	1,400	29,252

Total		69,946

Sweden - 1.2%
Munters [a]	600	26,035

Total		26,035

Switzerland - 0.7%
Phonak Holding	200	15,307

Total		15,307

United Kingdom - 14.4%
Aero Inventory	1,600	11,776
Bloomsbury Publishing	2,200	8,572
Clinton Cards	8,700	10,486
Diploma	2,400	42,458
F&C Asset Management	7,000	25,552
Games Workshop Group	2,300	15,954
Haynes Publishing Group	2,600	16,500
Jessops	4,400	1,299
Michael Page International	4,300	45,313
New Star Asset Management Group	4,900	43,873
Punch Graphix [a]	10,000	24,893
Rotork	700	11,674
Umbro	9,500	31,407
Wolfson Microelectronics [a]	4,700	27,377

Total		317,134

TOTAL COMMON STOCKS
(Cost $1,133,444)		1,213,893

CASH AND OTHER ASSETS LESS LIABILITIES - 44.9%		989,352

NET ASSETS - 100.0%		$2,203,245

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND I
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 81.3%
	SHARES	VALUE
Consumer Products - 2.7%
Apparel and Shoes - 1.0%
Columbia Sportswear	3,700	$230,547

Sports and Recreation - 1.0%
Polaris Industries	5,300	254,294

Other Consumer Products - 0.7%
Fossil [a]	6,700	177,349

Total		662,190

Consumer Services - 7.9%
Media and Broadcasting - 0.5%
Westwood One	20,000	137,400

Retail Stores - 0.8%
Tuesday Morning	12,600	186,984

Other Consumer Services - 6.6%
Collectors Universe	13,000	182,130
Corinthian Colleges [a]	39,200	539,000
MoneyGram International	18,900	524,664
Universal Technical Institute [a]	14,700	339,276

		1,585,070

Total		1,909,454

Financial Intermediaries - 3.0%
Banking - 1.1%
Bank of N.T. Butterfield & Son	4,664	275,176

Real Estate Investment Trusts - 0.8%
Capital Trust Cl. A	4,000	182,280

Other Financial Intermediaries - 1.1%
MarketAxess Holdings [a]	15,300	256,122

Total		713,578

Financial Services - 14.1%
Information and Processing - 3.8%
Morningstar [a]	4,600	237,544
SEI Investments [f]	11,100	668,553

		906,097

Insurance Brokers - 2.9%
Brown & Brown	10,000	270,500
Gallagher (Arthur J.) & Co.	15,000	424,950

		695,450

Investment Management - 7.4%
AllianceBernstein Holding L.P. [f]	12,200	1,079,700
Highbury Financial [a]	45,300	259,116
Highbury Financial (Warrants) [a]	90,600	104,190
Nuveen Investments Cl. A	7,100	335,830

		1,778,836

Total		3,380,383

Health - 4.2%
Drugs and Biotech - 2.9%
Biosite [a]	4,700	394,659
Perrigo Company	17,100	301,986

		696,645

Medical Products and Devices - 1.3%
Arrow International	10,000	321,600

Total		1,018,245

Industrial Products - 8.7%
Automotive - 1.5%
Gentex Corporation	22,100	359,125

Machinery - 2.4%
Lincoln Electric Holdings	3,800	226,328
Rofin-Sinar Technologies [a]	5,900	349,162

		575,490

Metal Fabrication and Distribution - 2.2%
Metal Management	6,700	309,540
Quanex Corporation	5,200	220,220

		529,760

Specialty Chemicals and Materials - 1.0%
Westlake Chemical	8,900	241,635

Other Industrial Products - 1.6%
Brady Corporation Cl. A	12,600	393,120

Total		2,099,130

Industrial Services - 14.9%
Commercial Services - 8.1%
Copart [a]	11,200	313,712
eResearch Technology [a]	63,600	499,896
Grupo Aeroportuario del Centro Norte ADR [a]	13,800	374,118
MPS Group [a]	15,600	220,740
Navigant Consulting [a]	27,500	543,400

		1,951,866

Industrial Distribution - 3.0%
MSC Industrial Direct Cl. A	3,000	140,040
Ritchie Bros. Auctioneers [f]	9,900	579,348

		719,388

Transportation and Logistics - 3.8%
Arkansas Best	15,000	533,250
Universal Truckload Services [a]	15,100	365,571

		898,821

Total		3,570,075

Natural Resources - 5.6%
Energy Services - 4.3%
Calfrac Well Services	21,000	350,333
Oil States International [a]	10,700	343,363
Pason Systems	28,200	349,783

		1,043,479

Oil and Gas - 1.3%
Unit Corporation [a]	6,100	308,599

Total		1,352,078

Technology - 19.5%
Aerospace and Defense - 2.7%
HEICO Corporation Cl. A	14,800	463,980
Innovative Solutions and Support [a]	7,100	179,772

		643,752

Components and Systems - 3.6%
Electronics for Imaging [a]	16,300	382,235
Plexus Corporation [a]	20,100	344,715
Technitrol	5,500	144,045

		870,995

Distribution - 1.1%
Benchmark Electronics [a]	13,050	269,613

IT Services - 2.8%
Perot Systems Cl. A [a]	17,300	309,151
Syntel	10,100	349,965

		659,116

Semiconductors and Equipment - 5.0%
Cognex Corporation	20,600	446,402
Cymer [a]	5,800	240,990
GSI Group [a]	52,300	518,293

		1,205,685

Software - 3.1%
MSC.Software [a]	17,400	239,250
SkillSoft [a]	60,000	501,600

		740,850

Telecommunications - 1.2%
Foundry Networks [a]	21,600	293,112

Total		4,683,123

Miscellaneous [e] - 0.7%
Total		160,720

TOTAL COMMON STOCKS
(Cost $15,195,691)		19,548,976

REPURCHASE AGREEMENT - 18.9%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $4,534,927 (collateralized by obligations of various U.S. Government Agencies, valued at $4,647,913)
(Cost $4,533,000)		4,533,000

TOTAL INVESTMENTS - 100.2%
(Cost $19,728,691)		24,081,976

LIABILITIES LESS CASH AND OTHER ASSETS - (0.2)%		(50,811)

NET ASSETS - 100.0%		$24,031,165

SECURITIES SOLD SHORT
COMMON STOCKS - 9.8%
Diversified Investment Companies - 9.8%
Exchange Traded Funds - 9.8%
Financial Select Sector SPDR	16,700	$595,021
iShares Russell Microcap Index	30,000	1,764,300

TOTAL SECURITIES SOLD SHORT
(Proceeds $2,348,253)		$2,359,321

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND II
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 97.0%
	SHARES	VALUE
Consumer Products - 1.9%
Apparel and Shoes - 0.7%
True Religion Apparel [a,f]	1,000	$16,240

Home Furnishing and Appliances - 1.2%
Furniture Brands International [f]	1,700	26,826

Total		43,066

Consumer Services - 3.7%
Restaurants and Lodgings - 1.0%
Cosi [a,f]	4,000	22,320

Retail Stores - 1.6%
Children’s Place Retail Stores [a]	300	16,728
Pep Boys- Manny, Moe & Jack	1,000	19,090

		35,818

Other Consumer Services - 1.1%
Premier Exhibitions [a]	2,100	24,885

Total		83,023

Financial Intermediaries - 6.7%
Banking - 1.2%
NexCen Brands [a,f]	2,700	26,784

Securities Brokers - 4.2%
Evercore Partners Cl. A [a]	600	18,714
FCStone Group [a]	500	18,660
International Assets Holding [a]	1,300	36,309
Jefferies Group [f]	700	20,265

		93,948

Other Financial Intermediaries - 1.3%
Fortress America Acquisition [a,f]	5,300	29,733

Total		150,465

Financial Services - 2.9%
Insurance Brokers - 0.5%
Health Benefits Direct [a,f]	3,800	10,640

Other Financial Services - 2.4%
Chardan North China Acquisition [a,f]	2,900	22,968
Chardan North China Acquisition (Warrants) [a]	6,800	19,720
General Finance [a,f]	1,600	12,128

		54,816

Total		65,456

Health - 10.0%
Drugs and Biotech - 4.6%
Caraco Pharmaceutical Laboratories [a,f]	2,070	25,213
Origin Agritech [a,f]	4,570	40,673
Strategic Diagnostics [a]	7,000	35,840

		101,726

Health Services - 3.3%
Alliance Imaging [a]	3,500	30,555
Res-Care [a,f]	2,480	43,400

		73,955

Medical Products and Devices - 2.1%
Cutera [a,f]	650	23,524
Golden Meditech Company [a]	12,000	4,838
IRIDEX Corporation [a,f]	2,100	18,480

		46,842

Total		222,523

Industrial Products - 11.9%
Building Systems and Components - 1.3%
Napco Security Systems [a]	5,400	28,620

Machinery - 1.5%
Flow International [a]	2,100	22,554
Hurco Companies [a]	250	10,712

		33,266

Metal Fabrication and Distribution - 4.6%
Commercial Metals [f]	1,100	34,485
Haynes International [a,f]	450	32,819
Insteel Industries [f]	850	14,271
Kaydon Corporation [f]	500	21,280

		102,855

Specialty Chemicals and Materials - 4.5%
Aceto Corporation [f]	2,360	18,644
Foamex International [a]	10,308	54,117
ICO [a,f]	3,200	19,648
Zoltek Companies [a]	250	8,732

		101,141

Total		265,882

Industrial Services - 17.0%
Advertising and Publishing - 2.7%
Harris Interactive [a,f]	3,834	23,119
Journal Register [f]	3,400	20,264
MDC Partners Cl. A [a,f]	2,100	16,233

		59,616

Commercial Services - 5.0%
Access Integrated Technologies Cl. A [a,f]	1,500	8,145
Alliance Data Systems [a,f]	510	31,426
ClearPoint Business Resources [a]	4,000	24,400
Global Sources [a]	921	12,878
Intersections [a,f]	1,300	13,065
Metalico [a,f]	4,700	22,137

		112,051

Engineering and Construction - 3.1%
Foster Wheeler [a,f]	750	43,792
Hanfeng Evergreen [a,f]	4,000	26,851

		70,643

Food and Tobacco Processors - 2.0%
Galaxy Nutritional Foods [a]	31,200	22,464
Sunopta [a,f]	1,880	22,372

		44,836

Transportation and Logistics - 4.2%
ABX Air [a,f]	3,500	23,975
AirTran Holdings [a]	1,600	16,432
Dynamex [a,f]	570	14,501
Midwest Air Group [a]	1,300	17,563
Velocity Express [a]	19,000	20,900

		93,371

Total		380,517

Natural Resources - 6.4%
Energy Services - 3.5%
Green Plains Renewable Energy [a,f]	750	15,855
Hercules Offshore [a,f]	700	18,382
Willbros Group [a,f]	1,900	42,826

		77,063

Oil and Gas - 1.6%
CE Franklin [a,f]	2,015	18,740
Petrohawk Energy [a,f]	1,300	17,121

		35,861

Precious Metals and Mining - 1.3%
Northgate Minerals [a,f]	8,500	29,495

Total		142,419

Technology - 31.6%
Aerospace and Defense - 5.2%
Armor Holdings [a]	500	33,665
Integral Systems	2,688	64,969
TVI Corporation [a,f]	11,800	18,054

		116,688

Components and Systems - 8.2%
Acacia Research-Acacia Technologies [a,f]	5,490	86,852
DDi Corporation [a]	3,200	21,888
Newport Corporation [a]	1,500	24,555
Richardson Electronics	3,700	34,558
SCM Microsystems [a,f]	3,500	14,980

		182,833

Distribution - 2.6%
Anixter International [a,f]	500	32,970
China 3C Group [a]	4,084	25,688

		58,658

Internet Software and Services - 0.7%
Marchex [a]	1,100	16,852

IT Services - 0.7%
BearingPoint [a]	2,000	15,320

Semiconductors and Equipment - 3.8%
Diodes [a,f]	800	27,880
Integrated Device Technology [a,f]	1,800	27,756
OmniVision Technologies [a]	1,200	15,552
Supertex [a,f]	400	13,284

		84,472

Software - 6.1%
BEA Systems [a,f]	1,900	22,021
Digimarc Corporation [a,f]	1,300	13,143
OpenTV Cl. A [a]	12,920	31,654
SkillSoft [a,f]	6,500	54,340
Trintech Group ADR [a,f]	3,648	14,519

		135,677

Telecommunications - 4.3%
ADC Telecommunications [a,f]	1,450	24,273
Comtech Telecommunications [a,f]	450	17,429
MasTec [a,f]	1,700	18,717
Partner Communications [a]	1,000	14,800
Radyne [a,f]	2,260	20,611

		95,830

Total		706,330

Miscellaneous [e] - 4.9%
Total		110,197

TOTAL COMMON STOCKS
(Cost $2,022,389)		2,169,878

REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $29,012 (collateralized by obligations of various U.S. Government Agencies, valued at $30,225)
(Cost $29,000)		29,000

TOTAL INVESTMENTS - 98.3%
(Cost $2,051,389)		2,198,878

CASH AND OTHER ASSETS LESS LIABILITIES - 1.7%		37,623

NET ASSETS - 100.0%		$2,236,501

SECURITIES SOLD SHORT
COMMON STOCKS - 6.5%
Diversified Investment Companies - 6.5%
Exhange Traded Funds - 6.5%
Ultra S&P 500 ProShares	850	$72,632
Ultra QQQ ProShares	900	72,855

TOTAL SECURITIES SOLD SHORT
(Proceeds $140,101)		$145,487

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL SELECT FUND
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 81.7%
	SHARES	VALUE
Consumer Products - 4.9%
Apparel and Shoes - 3.2%
Columbia Sportswear	300	$18,693
Timberland Company Cl. A [a]	1,000	26,030
Van De Velde	700	34,748

		79,471

Sports and Recreation - 1.7%
Thor Industries	1,100	43,329

Total		122,800

Consumer Services - 6.1%
Direct Marketing - 1.3%
Nu Skin Enterprises Cl. A	2,000	33,040

Media and Broadcasting - 0.2%
NRJ Group	300	4,849

Other Consumer Services - 4.6%
Corinthian Colleges [a]	2,200	30,250
Lincoln Educational Services [a]	2,800	39,788
Renaissance Learning	2,100	27,657
Universal Technical Institute [a]	800	18,464

		116,159

Total		154,048

Financial Intermediaries - 6.2%
Banking - 2.7%
Endeavour Mining Capital	9,000	68,757

Securities Brokers - 3.5%
Knight Capital Group Cl. A [a]	5,500	87,120

Total		155,877

Financial Services - 2.0%
Information and Processing - 0.9%
eFunds Corporation [a]	900	23,994

Other Financial Services - 1.1%
Deutsche Beteiligungs [a]	900	27,291

Total		51,285

Health - 6.4%
Drugs and Biotech - 4.4%
Endo Pharmaceuticals Holdings [a]	700	20,580
Lexicon Genetics [a]	9,500	34,485
Orchid Cellmark [a]	3,800	23,750
ViroPharma [a]	2,300	33,005

		111,820

Medical Products and Devices - 2.0%
Caliper Life Sciences [a]	5,000	28,250
Possis Medical [a]	1,600	20,816

		49,066

Total		160,886

Industrial Products - 21.7%
Building Systems and Components - 1.2%
Simpson Manufacturing	1,000	30,840

Machinery - 6.5%
Kennametal	600	40,566
Lincoln Electric Holdings	800	47,648
Pfeiffer Vacuum Technology	500	45,512
Woodward Governor	700	28,819

		162,545

Metal Fabrication and Distribution - 14.0%
Chaparral Steel	1,200	69,804
IPSCO	700	91,980
Metal Management	900	41,580
Reliance Steel & Aluminum	1,200	58,080
Schnitzer Steel Industries Cl. A	2,300	92,391

		353,835

Total		547,220

Industrial Services - 7.0%
Commercial Services - 4.6%
CheckFree Corporation [a]	700	25,963
Labor Ready [a]	1,200	22,788
LECG Corporation [a]	2,500	36,200
Portfolio Recovery Associates [a]	700	31,255

		116,206

Transportation and Logistics - 2.4%
Arkansas Best	1,700	60,435

Total		176,641

Natural Resources - 21.2%
Energy Services - 7.5%
Ensign Energy Services	3,000	50,282
Pason Systems	2,200	27,288
Tesco Corporation [a]	1,500	39,825
Trican Well Service	3,600	71,252

		188,647

Oil and Gas - 3.0%
Unit Corporation [a]	1,500	75,885

Precious Metals and Mining - 10.7%
Fronteer Development Group [a]	3,300	42,339
Gammon Lake Resources [a]	2,000	35,340
Ivanhoe Mines [a]	7,000	80,360
Silver Standard Resources [a]	1,500	52,290
Silvercorp Metals [a]	2,000	32,049
Uramin [a]	5,000	26,072

		268,450

Total		532,982

Technology - 6.2%
Distribution - 1.6%
Diploma	2,300	40,689

IT Services - 0.8%
SRA International Cl. A [a]	800	19,488

Semiconductors and Equipment - 1.5%
Vaisala Oyj [a]	800	37,382

Telecommunications - 2.3%
ADTRAN	1,000	24,350
Foundry Networks [a]	2,500	33,925

		58,275

Total		155,834

TOTAL COMMON STOCKS
(Cost $1,793,567)		2,057,573

REPURCHASE AGREEMENT - 19.7%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $496,211 (collateralized by obligations of various U.S. Government Agencies, valued at $512,944)
(Cost $496,000)		496,000

TOTAL INVESTMENTS - 101.4%
(Cost $2,289,567)		2,553,573

LIABILITIES LESS CASH AND OTHER ASSETS - (1.4)%		(35,671)

NET ASSETS - 100.0%		$2,517,902

a	Non-income producing.

b	At March 31, 2007, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

		Market			Realized			Market
	Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
Affiliated Company	12/31/06	12/31/06	Purchases	Sales	(Loss)	Income	3/31/07	3/31/07

Pennsylvania Mutual Fund
Barrett Business Services *	384,189	$8,997,706	$4,511,886	$496,432	$4,901	$35,826
Cutter & Buck	1,053,100	11,341,887	-	-	-	73,717	1,053,100	$12,479,235
Hi-Tech Pharmacal	768,753	9,355,724	278,618	1,641,804	(435,250)	-	678,553	7,565,866
LECG Corporation	1,123,200	20,756,736	4,475,564	-	-	-	1,426,100	20,649,928
Nutraceutical International	853,810	13,071,831	-	-	-	-	853,810	14,087,865
Pervasive Software	1,922,600	6,940,586	-	498,120	(22,320)	-	1,800,600	7,364,454
SM&A	1,819,900	10,555,420	-	3,391,552	(780,149)	-	1,418,266	10,069,689
Semitool	1,710,367	22,764,985	-	-	-	-	1,710,367	22,234,771
Stanley Furniture	780,324	16,737,950	-	-	-	78,032	780,324	16,230,739
U.S. Physical Therapy	1,007,575	12,342,794	-	-	-	-	1,007,575	14,025,444
Weyco Group	590,500	14,673,925	-	-	-	53,145	590,500	15,341,190
Zapata Corporation	1,009,600	7,067,200	-	-	-	-	1,009,600	7,218,640
		154,606,744			(1,232,818)	240,720		147,267,821
Royce Micro-Cap Fund
Inforte Corporation*	670,200	2,506,548	-	3,448,639	(1,163,257)	-
Key Technology	286,143	4,289,284	-	56,350	23,168	-	281,143	4,442,059
Orchid Cellmark	1,572,322	4,874,198	-	122,746	(50,747)	-	1,560,322	9,752,013
		11,670,030			(1,190,836)	-		14,194,072
Royce Premier Fund
Arkansas Best	1,914,302	68,914,872	6,868,245	-	-	287,145	2,093,802	74,434,661
Cabot Microelectronics	1,805,800	61,288,852	-	749,428	106,684	-	1,780,800	59,674,608
Cognex Corporation	2,824,117	67,270,467	855,962	-	-	242,166	2,862,717	62,035,077
Dionex Corporation	1,170,500	66,379,055	-	-	-	-	1,170,500	79,722,755
EGL*	2,393,600	71,281,408	-	40,395,965	50,830,758	-
Lincoln Electric Holdings	2,769,597	167,339,051	-	-	-	609,311	2,769,597	164,957,197
Nu Skin Enterprises Cl. A	4,086,500	74,496,895	-	-	-	429,083	4,086,500	67,508,980
Pan American Silver *	4,525,900	113,916,903	-	17,815,970	5,378,604	-
Ritchie Bros. Auctioneers	1,776,200	95,097,748	-	-	-	317,052	1,776,200	103,943,224
Schnitzer Steel Industries Cl. A	1,591,300	63,174,610	-	-	-	27,052	1,591,300	63,922,521
Simpson Manufacturing	3,755,400	118,858,410	-	14,296,220	(2,235,632)	300,432	3,385,400	104,405,736
Thor Industries	2,973,700	130,813,063	-	1,792,105	389,216	204,659	2,923,700	115,164,543
Trican Well Service	5,644,000	98,345,907	4,034,647	-	-	-	5,869,000	116,159,939
Unit Corporation	2,588,500	125,412,825	1,131,608	-	-	-	2,613,500	132,216,965
Viasys Healthcare	1,656,900	46,094,958	-	-	-	-	1,656,900	56,318,031
Winnebago Industries	2,125,600	69,953,496	-	4,816,713	294,617	196,840	1,968,400	66,197,292
Woodward Governor	1,921,812	76,315,155	-	-	-	211,399	1,921,812	79,121,000
		1,514,953,675			54,764,247	2,825,139		1,345,782,529
Royce Low-Priced Stock Fund
Arctic Cat	1,298,360	22,838,152	-	-	-	90,885	1,298,360	25,305,036
Bruker BioSciences*	5,353,757	40,206,715	-	6,121,470	2,829,387	-
CEVA	1,306,800	8,454,996	-	-	-	-	1,306,800	9,448,164
Cache	1,052,800	26,572,672	-	-	-	-	1,052,800	18,687,200
Cell Genesys*	3,180,600	10,782,234	-	2,910,883	(2,046,616)	-
eFunds Corporation	3,021,700	83,096,750	-	833,570	531,903	-	2,971,700	79,225,522
eResearch Technology	3,504,500	23,585,285	-	-	-	-	3,504,500	27,545,370
Harris Steel Group*	2,052,600	76,548,964	-	37,512,689	42,816,125	-
Hecla Mining*	6,088,000	46,634,080	-	5,121,000	2,162,031	-
iPass	3,389,100	19,927,908	-	-	-	-	3,389,100	17,047,173
KVH Industries	1,150,200	12,203,622	-	-	-	-	1,150,200	10,719,864
Lexicon Genetics	4,962,300	17,913,903	228,483	-	-	-	5,027,300	18,249,099
Metal Management	2,307,300	87,331,305	-	6,343,758	4,575,870	166,298	2,051,900	94,797,780
Natuzzi ADR	3,015,400	25,661,054	-	-	-	-	3,015,400	24,635,818
Northern Orion Resources	8,181,600	29,944,656	-	-	-	-	8,181,600	33,299,112
Olympic Steel	720,200	16,010,046	-	-	-	21,606	720,200	22,318,998
Omega Protein	2,001,100	15,468,503	-	621,151	(129,787)	-	1,938,400	13,530,032
Palm Harbor Homes	1,498,300	21,006,166	-	-	-	-	1,498,300	21,485,622
PC-Tel	1,358,600	12,702,910	524,344	-	-	-	1,408,600	14,325,462
PLATO Learning	1,336,312	7,229,448	3,779,622	-	-	-	2,086,237	8,762,195
Possis Medical	1,134,000	15,286,320	-	-	-	-	1,134,000	14,753,340
Silvercorp Metals	2,285,900	33,617,618	3,406,600	-	-	-	2,515,100	40,302,599
Steel Technologies*	912,200	16,009,110	-	7,228,610	3,059,762	-
TTM Technologies	2,049,935	23,225,764	1,524,814	-	-	-	2,200,035	20,988,334
Tesco Corporation	2,615,200	46,210,584	-	7,629,411	2,506,293	-	2,185,800	58,032,990
Total Energy Services Trust	1,616,700	16,553,100	2,904,498	-	-	384,132	1,918,200	19,306,612
VIVUS	3,138,500	11,361,370	-	507,313	(111)	-	3,038,500	15,587,505
		766,383,235			56,304,857	662,921		608,353,827
Royce Total Return Fund
Bancorp Rhode Island	260,600	11,270,950	-	-	-	39,090	260,600	11,205,800
Bel Fuse Cl. B*	596,817	20,763,263	1,314,739	1,440,758	144,983	29,966
Carmike Cinemas	642,100	13,092,419	-	-	-	-	642,100	14,896,720
Chase Corporation	320,183	8,148,657	1,859,636	-	-	-	379,737	12,345,250
Delta Apparel	617,395	10,551,281	-	170,295	(10,792)	30,363	607,260	10,566,324
Fauquier Bankshares	278,700	6,967,500	395,447	-	-	54,834	294,500	7,362,500
Government Properties Trust	1,142,000	12,105,200	-	-	-	128,475	1,142,000	12,219,400
Mueller (Paul) Company	116,700	4,492,950	-	-	-	70,020	116,700	5,484,900
North Pittsburgh Systems	1,045,649	25,241,967	5,354,892	-	-	255,000	1,275,002	27,756,794
Preformed Line Products	276,385	9,742,571	1,726	502	373	55,282	276,410	10,224,406
Quixote Corporation	461,900	9,085,573	-	-	-	-	461,900	9,238,000
Stanley Furniture*	601,008	12,891,622	-	1,660,270	(394,321)	57,728
Starrett (L.S.) Company Cl. A	518,800	8,430,500	-	-	-	51,880	518,800	9,338,400
Timberland Bancorp	157,600	5,848,536	2,838,830	-	-	36,828	234,600	8,269,650
		158,632,989			(259,757)	809,466		138,908,144
Royce Opportunity Fund
Aceto Corporation	1,117,450	9,654,768	919,672	-	-	-	1,220,952	9,645,521
Allion Healthcare	963,000	6,895,080	719,700	-	-	-	1,086,200	4,431,696
Bakers Footwear Group	419,666	3,793,781	453,247	-	-	-	467,366	4,243,683
Bell Industries	468,100	1,778,780	-	-	-	-	468,100	2,317,095
Bottomline Technologies	1,066,701	12,213,726	1,965,577	-	-	-	1,238,401	13,498,571
CPI Aerostructures	305,100	2,190,618	-	-	-	-	305,100	2,092,986
California Micro Devices	1,222,600	5,354,988	366,491	-	-	-	1,297,600	6,072,768
ClearOne Communications	710,344	3,082,893	-	-	-	-	710,344	4,603,029
Computer Task Group	1,099,500	5,222,625	-	-	-	-	1,099,500	4,958,745
Comstock Homebuilding Cl. A	617,730	3,551,948	740,718	-	-	-	732,730	2,967,556
Digirad Corporation	997,122	4,108,143	79,525	-	-	-	1,015,122	4,679,712
Electroglas	1,353,827	3,371,029	-	12,892	(5,336)	-	1,350,527	2,863,117
Evans & Sutherland Computer	670,825	2,837,590	-	-	-	-	670,825	2,113,099
Galaxy Nutritional Foods	934,100	485,732	20,250	-	-	-	959,100	690,552
Hawk Corporation Cl. A	455,800	5,455,926	183,473	-	-	-	474,300	4,695,570
Interlink Electronics	790,775	2,372,325	28,235	-	-	-	800,775	2,482,403
Interphase Corporation	392,400	3,252,996	-	-	-	-	392,400	4,379,184
LeCroy Corporation	648,600	7,465,386	552,321	-	-	-	703,700	5,875,895
Majesco Entertainment	1,483,786	1,973,435	33,885	-	-	-	1,508,786	2,263,179
Nanometrics	880,900	6,967,919	1,142,434	-	-	-	1,029,800	6,899,660
Network Equipment Technologies	1,708,600	9,944,052	474,574	-	-	-	1,771,800	17,186,460
Printronix	356,981	4,426,564	-	-	-	35,698	356,981	4,944,187
REX Stores	524,400	9,302,856	405,721	-	-	-	549,400	8,988,184
Rubio’s Restaurants	632,700	6,232,095	-	-	-	-	632,700	7,225,434
SCM Microsystems	872,820	2,749,383	71,598	-	-	-	894,420	3,828,118
Sigmatron International	276,900	2,547,480	80,847	-	-	-	284,900	2,487,177
TRC Companies	1,044,900	9,017,487	669,807	-	-	-	1,111,500	11,215,035
Versant Corporation*	180,850	2,463,177	-	219,149	523,128	-
White Electronic Designs	1,225,290	6,665,578	305,460	-	-	-	1,275,290	8,493,431
		145,378,360			517,792	35,698		156,142,047
Royce Special Equity Fund
Frisch’s Restaurants	277,000	8,143,800	-	-	-	30,470	277,000	10,387,500
Graham Corporation	248,400	3,266,460	94,631	-	-	6,368	255,100	4,247,415
Hawkins	547,500	7,829,250	-	-	-	120,450	547,500	8,103,000
Lawson Products	450,000	20,650,500	-	-	-	180,000	450,000	17,046,000
Met-Pro Corporation	718,700	10,665,508	-	830,276	430,288	42,998	637,000	9,255,610
Mity Enterprises	201,500	3,606,850	-	-	-	-	201,500	3,848,650
National Dentex*	292,500	5,118,750	-	2,315,832	(267,318)	-
National Presto Industries	529,900	31,725,113	-	2,041,980	986,493	1,835,780	483,100	29,778,284
		91,006,231			1,149,463	2,216,066		82,666,459
Royce Value Plus Fund
Anika Therapeutics	968,395	12,850,602	-	-	-	-	968,395	11,959,678
Answers Corporation	575,010	7,699,384	-	-	-	-	575,010	7,434,879
Celadon Group	-	-	20,771,977	-	-	-	1,215,400	20,297,180
Cosi	-	-	18,716,047	-	-	-	3,025,800	16,883,964
Dyax Corporation	1,975,000	5,984,250	2,346,438	-	-	-	2,591,060	10,675,167
Entrust	3,504,600	14,964,642	286,261	-	-	-	3,575,434	14,408,999
FARO Technologies	818,100	19,667,124	2,321,497	-	-	-	911,200	26,306,344
HealthTronics	1,427,300	9,505,818	3,013,489	-	-	-	1,950,300	10,512,117
Mercury Computer Systems	1,159,300	15,488,248	2,258,445	-	-	-	1,333,000	18,488,710
NUCRYST Pharmaceuticals	953,300	4,528,175	787,270	-	-	-	1,140,300	4,629,618
Pharmanet Development Group*	830,400	18,326,928	6,182,157	4,441,436	521,481	-
SpectraLink Corporation*	912,800	7,850,080	4,034,775	12,496,028	3,537,073	-
		116,865,251			4,058,554	-		141,596,656

*Not an Affiliated Company at March 31, 2007.
c	All or a portion of these securities were on loan at March 31, 2007. Total market value of loaned securities at March 31, 2007 was as follows:

Fund	Market Value

Pennsylvania Mutual Fund	$22,210,085
Royce Micro-Cap Fund	22,389,343
Royce Low-Priced Stock Fund	60,005,661
Royce Total Return Fund	21,097,514
Royce Opportunity Fund	208,974,307
Royce Special Equity Fund	41,786,050

d	Securities for which market quotations are no longer readily available represent 0.0%, 0.0%, 0.1% and 0.0% of net assets for Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Total Return Fund and Royce Technology Value Fund, respectively. These securities have been valued at their fair value under procedures established by the Fund’s Board of Trustees.

e	Includes securities first acquired in 2007 and less than 1% of net assets.

f	All or a portion of these securities have been segregated as collateral for short sales.

TAX INFORMATION:
At March 31, 2007, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Pennsylvania Mutual Fund	$3,559,100,712	$895,182,977	$1,010,409,484	$115,226,507
Royce Micro-Cap Fund	756,780,071	213,192,987	242,288,544	29,095,557
Royce Premier Fund	3,160,860,206	1,464,262,539	1,525,557,090	61,294,551
Royce Low-Priced Stock Fund	3,683,029,353	1,230,818,696	1,382,600,774	151,782,078
Royce Total Return Fund	4,624,117,071	1,607,803,659	1,729,188,391	121,384,732
Royce Heritage Fund	93,678,192	17,222,170	19,776,232	2,554,062
Royce Opportunity Fund	2,393,752,473	402,857,737	531,163,367	128,305,630
Royce Special Equity Fund	475,062,317	176,789,029	180,544,804	3,755,775
Royce Value Fund	663,524,707	62,190,107	75,656,342	13,466,235
Royce Value Plus Fund	1,958,290,435	219,815,430	269,776,256	49,960,826
Royce Technology Value Fund	18,571,354	1,759,081	2,195,750	436,669
Royce 100 Fund	30,804,478	4,670,366	5,016,067	345,701
Royce Discovery Fund	4,046,654	625,217	769,992	144,775
Royce Financial Services Fund	4,444,358	605,277	719,277	114,000
Royce Dividend Value Fund	7,205,850	948,814	1,130,816	182,002
Royce International Value Fund	1,364,432	150,193	160,094	9,901
Royce International Smaller-Companies Fund	1,133,444	80,449	94,294	13,845
Royce Select Fund I	17,380,438	4,342,217	4,717,972	375,755
Royce Select Fund II	1,919,195	134,196	211,236	77,040
Royce Global Select Fund	2,289,567	264,006	283,482	19,476

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold for book and tax purposes.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price (in the case of long positions) and at the lowest ask price (in the case of short positions). Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. In addition, if between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevent non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indicies of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. The Funds will value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Short Sales:
The Select Funds may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Securities Lending:
The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Funds is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders.
This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)     The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

           Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By:

/s/ Charles M. Royce

Charles M. Royce
President, The Royce Fund
Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce

Charles M. Royce
President, The Royce Fund
Date: May 30, 2007

By:

/s/ John D. Diederich

John D. Diederich
Treasurer, The Royce Fund
Date: May 30, 2007